    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 7, 2006.

                                                            FILE NO. 333-00245
                                                                    811-08772

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                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                 ------------

                                   FORM N-6

                            REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933

                                 ------------

PRE-EFFECTIVE AMENDMENT NO.                                / /
POST-EFFECTIVE AMENDMENT NO. 14                            /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 41                                           /X/

                        HARTFORD LIFE INSURANCE COMPANY
                           SEPARATE ACCOUNT FIVE

                          (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                P.O. BOX 2999
                           HARTFORD, CT 06104-2999

                  (Address of Depositor's Principal Offices)

                                (860) 843-3585

              (Depositor's Telephone Number, Including Area Code)

                             JERRY K. SCHEINFELDT
                       HARTFORD LIFE INSURANCE COMPANY
                               P.O. BOX 2999
                           HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                 ------------

                APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                 ------------

It is proposed that this filing will become effective:

/ /      immediately upon filing pursuant to paragraph (b) of Rule 485

/X/      on May 1, 2006, pursuant to paragraph (b) of Rule 485

/ /      60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ /      on              , pursuant to paragraph (a)(1) of Rule 485

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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

                       NOTICE TO EXISTING POLICY OWNERS

    This product prospectus will be distributed to prospective purchasers in connection with sales occurring on or after May 1, 2006. However, it will also be distributed to owners who purchase their policy before May 1, 2006.

    Prospectuses for policies often undergo certain changes in their terms from year to year to reflect any changes in the policies. The changes include such things as the liberalization of benefits, the exercise of rights reserved under the policy, the alteration of administrative procedures and changes in the investment options available. Any such change may OR MAY NOT apply to policies issued prior to the effective date of the change. This product prospectus reflects the status of the product as of May 1, 2006. Therefore, this prospectus may contain information that is inapplicable to your policy. You should consult your policy to verify whether any particular provision applies to you and which investment options you may elect. In the event of any conflict between this prospectus and your policy, the terms of your policy will control.

                                    PART A

SELECT DIMENSIONS LIFE

MODIFIED SINGLE PREMIUM

VARIABLE LIFE INSURANCE POLICIES
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999

TELEPHONE: 1-800-231-5453


PROSPECTUS DATED MAY 1, 2006


                                                           [THE HARTFORD LOGO]

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This Prospectus describes information you should know before you purchase
Select Dimensions Life. Please read it carefully before you purchase your variable life insurance policy (policy). Some policy features may not be available in some states and there may be variations in your Policy from descriptions contained in this prospectus because of differences in state law that affect the Policies.


Select Dimensions Life is a modified single premium variable life insurance policy. It is:

X Modified single premium, because you make one single premium payment, and under certain limited circumstances, you may make additional premium payments.

X Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying portfolios.

At purchase, you allocate your payments to "Sub-Accounts" or subdivisions of our Separate Account, an account that keeps your life insurance policy assets separate from our company assets. These Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This life insurance policy offers you Portfolios with investment strategies ranging from conservative to aggressive and you may pick those Portfolios that meet your investment style.


You must allocate your Premium Payment to "Sub-Accounts." The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products and certain other non-public investors ("Funds"). These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund even though they may have similar investment strategies and the same portfolio managers as retail mutual funds. This policy offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following portfolio companies: Morgan Stanley Select Dimensions Series, The Universal Institutional Funds, Inc., and Van Kampen Life Investment Trust. The Funds are described in greater detail in "The Funds" section of this prospectus.



You should keep this prospectus for your records. Although we file the Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the Securities and Exchange Commission ("SEC") does these things may be guilty of a criminal offense.


You can call us at 1-800-231-5453 to ask us questions. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings, including this prospectus, are also available to the public at the SEC's website at (http://www.sec.gov).

This life insurance policy IS NOT:

-   a bank deposit or obligation

-   federally insured

-   endorsed by any bank or governmental agency

-   available for sale in all states

2                                            HARTFORD LIFE INSURANCE COMPANY

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TABLE OF CONTENTS


                                                                                                                             PAGE
-----------------------------------------------------------------------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                                                                                   3
FEE TABLE                                                                                                                       4
ABOUT US                                                                                                                        7
     Hartford Life Insurance Company                                                                                            7
     Separate Account Five                                                                                                      7
     The Funds                                                                                                                  7
CHARGES AND DEDUCTIONS                                                                                                          9
YOUR POLICY                                                                                                                    11
PREMIUMS                                                                                                                       16
DEATH BENEFITS AND POLICY VALUES                                                                                               18
MAKING WITHDRAWALS FROM YOUR POLICY                                                                                            19
LOANS                                                                                                                          20
LAPSE AND REINSTATEMENT                                                                                                        20
FEDERAL TAX CONSIDERATIONS                                                                                                     21
LEGAL PROCEEDINGS                                                                                                              24
RESTRICTIONS ON FINANCIAL TRANSACTIONS                                                                                         25
FINANCIAL STATEMENTS                                                                                                           25
GLOSSARY OF SPECIAL TERMS                                                                                                      26
APPENDIX A -- SPECIAL INFORMATION FOR POLICIES PURCHASED IN NEW YORK                                                           27
WHERE YOU CAN FIND MORE INFORMATION                                                                                            29
STATEMENT OF ADDITIONAL INFORMATION

HARTFORD LIFE INSURANCE COMPANY                                            3

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SUMMARY OF BENEFITS AND RISKS


This section contains a summary of the benefits available under the policy and the principal risks of purchasing the policy. It is only a summary and you should read the entire prospectus.


BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose your premium payment, settlement options and investment options.


RIGHT TO EXAMINE -- You have a limited right to return the policy for cancellation after purchase. See "Your Policy -- Policy Rights."


CASH VALUES -- Your policy has a cash value. The value of your policy will fluctuate with the performance of the underlying portfolios.

DEATH BENEFIT -- You designate a beneficiary who will receive the Death Benefit if you die while the policy is in force. The policy pays a minimum Death Benefit, called the "Face Amount." The actual Death Benefit may be larger than the Face Amount if the underlying portfolios of the policy perform well.

INVESTMENT OPTIONS -- Your policy offers a choice of investment options. You may transfer money among your investment options, subject to the restrictions described in this prospectus and the funds' prospectuses.

SURRENDERS -- At any time, you may surrender all or part of your policy. Each year you may surrender the greater of up to 10% of your premium payments or 100% of your Account Value minus premiums paid without being charged a surrender charge. (See "Risks of Your Policy," below)

LOANS -- You can take a loan on the policy. Your policy provides for two types of cash loans. Your policy secures the loans. Loans may not exceed 90% of the policy's cash value.

SETTLEMENT OPTIONS -- You may choose to receive surrender or death benefit proceeds over a period of time by using one of our settlement options.


TAX BENEFITS -- In most cases, you are not taxed on earnings until you take earnings out of the policy (commonly known as "tax-deferral"). The death benefit may be subject to Federal and state estate taxes but your beneficiary will generally not be subject to income tax on the death benefit.


RISKS OF YOUR POLICY


This is a brief description of the principal risks of the policy.



INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of its underlying portfolios. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. Charges and fees may have a significant impact on policy Account Value and the investment performance of the Sub-Accounts (particularly with policies with lower Account Value). A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.


UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long-term financial planning. You should not purchase the policy if you will need your premium payment in a short time.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes so low that it cannot support the policy's monthly charges and fees. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

LOANS -- Taking a loan from your policy may increase the risk that your policy will terminate, may have a permanent effect on the policy's Account Value, and may reduce the death benefit proceeds.

SURRENDER AND PARTIAL SURRENDERS -- You may have to pay tax on the money you take out and, if you take money out before you are 59 1/2 you may have to pay a federal income tax penalty. Surrenders may also be subject to a surrender charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and to limit the number and frequency of transfers among your investment options.

WITHDRAWAL RISKS -- Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse, and are subject to a withdrawal charge.

ADVERSE TAX CONSEQUENCES -- Under current tax law, your Beneficiaries will receive the Death Benefit free of federal income tax. However, you may be required to pay federal income tax if you receive any loans, surrenders or other amounts from the policy, and you may also be subject to a 10% federal income penalty tax if you take money out prior to age 59 1/2. There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding.


TAX LAW CHANGES -- Tax laws, regulations, and interpretations are subject to change. Such changes may impact the expected benefits of purchasing this policy.



CREDIT RISK -- Any Death Benefit guarantee products by the policy or any rider and the Fixed Account obligations depend on the Company's financial ability to fulfill its obligations. You should review the Company's financial statements which are available upon request and are attached to the Statement of Additional Information (SAI).



INCREASE IN CURRENT FEES AND EXPENSES -- Certain policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

4                                            HARTFORD LIFE INSURANCE COMPANY

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FEE TABLE

The following table describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you surrender the policy.

SURRENDER FEES

       CHARGE                        WHEN CHARGE IS DEDUCTED                                    AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------------------------------------------
Surrender Charges (1)  When you fully or partially surrender your policy.    Maximum Charge
                                                                             7.5% of the amount surrendered.
Unamortized Tax        Upon surrender or partial surrender of the policy.    Maximum Charge
Charge (2)                                                                   2.25% of the Account Value.


(1) The Surrender Charge is a percentage of the amount surrendered and varies depending on the Policy Year during which the surrender is made. The Surrender Charge declines to 0% over the first ten Policy Years as follows:
    7.5%, 7.5%, 7.5%, 6%, 6%, 4%, 4%, 2%, 2%, 0%.

(2) The Unamortized Tax Charge is a percentage of the Account Value and varies depending on the Policy Year during which the surrender is made. The Unamortized Tax Charge declines to 0% over the first ten Policy Years as follows: 2.25%, 2.00%, 1.75%, 1.50%, 1.25%, 1.00%, 0.75%, 0.50%, 0.25%,
    0.00%.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Portfolio fees and expenses.

ANNUAL CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES


       CHARGE                        WHEN CHARGE IS DEDUCTED                                    AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance      Monthly.                                              Minimum Charge
Charges (3)                                                                  $0.68 per $1,000 net amount at risk for a
                                                                             10-year-old female non-smoker in the first year
                                                                             Maximum Charge
                                                                             $239.08 per $1,000 net amount at risk for a
                                                                             90-year-old male smoker in the first year
                                                                             Charge for a representative insured
                                                                             $14.26 per $1,000 net amount at risk for a
                                                                             65-year-old female preferred non-smoker in the first
                                                                             year.
Mortality and          Monthly.                                              0.90% (annualized) of Sub-Account Value
Expense Risk Charge
Tax Expense Charge     Monthly.                                              0.40% (annualized) of Account Value for Policy Years
                                                                             1-10
Annual Maintenance     On Policy Anniversary Date or upon surrender of the   $30.00
Fee                    policy.
Administrative Charge  Monthly.                                              0.40% (annualized) of Sub-Account Value
Loan Interest Rate     Monthly if you have taken a loan on your policy.      6%
(4)



(3) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration.

(4) Loan Accounts are credited with interest at an annual rate of 4%. Preferred Loan Accounts are credited with interest at an annual rate of 6%.


                        ANNUAL FUND OPERATING EXPENSES



Each Sub-account purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying Fund reflects the investment advisory fees and other expenses of the underlying Fund that are deducted from the assets in that underlying fund. These underlying Fund expenses may vary from year to year and are more fully described in each underlying Fund's prospectus.



The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2005.



                                                                                                            Minimum     Maximum
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(these are expenses that are deducted from Fund assets,
including management fees, distribution,
and/or service (12b-1) fees, and other expenses)                                                              0.27%        1.66%

HARTFORD LIFE INSURANCE COMPANY                                            5

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                INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES



The next table shows the Total Annual Fund Operating Expenses for each underlying Fund. The fees and expenses are expressed as a percentage of average net assets for the year ended December 31, 2005. Actual fees and expenses for the underlying Fund vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its entirety by the then current prospectus for each underlying Fund.





                                                                            12b-1               TOTAL                   TOTAL NET
                                                                         DISTRIBUTION          ANNUAL   CONTRACTUAL FEE  ANNUAL
                                                                           AND/OR               FUND      WAIVERS OR      FUND
                                                             MANAGEMENT   SERVICING   OTHER   OPERATING     EXPENSE     OPERATING
FUND                                                            FEES        FEES     EXPENSES EXPENSES  REIMBURSEMENTS  EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Select Dimensions Investment Series --
   American Opportunities Portfolio -- Class X                   0.54%        --       0.13%     0.67%         --          0.67%
Morgan Stanley Select Dimensions Investment Series --
   Balanced Growth Portfolio -- Class X                          0.52%        --       0.18%     0.70%         --          0.70%
Morgan Stanley Select Dimensions Investment Series --
   Capital Opportunities Portfolio -- Class X                    0.67%        --       0.22%     0.89%         --          0.89%
Morgan Stanley Select Dimensions Investment Series --
   Developing Growth Portfolio -- Class X                        0.42%        --       0.21%     0.63%         --          0.63%
Morgan Stanley Select Dimensions Investment Series --
   Dividend Growth Portfolio -- Class X                          0.52%        --       0.11%     0.63%         --          0.63%
Mrgan Stanley Select Dimensions Investment Series --
   Equally-Weighted S&P 500 Portfolio -- Class X                 0.12%        --       0.15%     0.27%         --          0.27%
Morgan Stanley Select Dimensions Investment Series --
   Flexible Income Portfolio -- Class X                          0.32%        --       0.28%     0.60%         --          0.60%
Morgan Stanley Select Dimensions Investment Series --
   Global Equity Portfolio -- Class X                            0.92%        --       0.20%     1.12%         --          1.12%
Morgan Stanley Select Dimensions Investment Series --
   Growth Portfolio -- Class X                                   0.50%        --       0.20%     0.70%         --          0.70%
Morgan Stanley Select Dimensions Investment Series --
   Money Market Portfolio -- Class X                             0.45%        --       0.12%     0.57%         --          0.57%
Morgan Stanley Select Dimensions Investment Series --
   Utilities Portfolio -- Class X                                0.57%        --       0.15%     0.72%         --          0.72%
Van Kampen Life Investment Trust -- Enterprise Portfolio
   -- Class I                                                    0.50%        --       0.18%     0.68%         --          0.68%
Van Kampen Life Investment Trust -- Growth and Income
   Portfolio -- Class I                                          0.57%        --       0.04%     0.61%         --          0.61%
Van Kampen UIF Core Plus Fixed Income Portfolio -- Class I      0.375%        --       0.31%     0.68%         --          0.68%
Van Kampen UIF Emerging Markets Debt Portfolio -- Class I        0.75%        --       0.34%     1.09%         --          1.09%
Van Kampen UIF Emerging Markets Equity Portfolio -- Class
   I (1)                                                         1.25%        --       0.41%     1.66%                     1.66%
Van Kampen UIF High Yield Portfolio -- Class I (2)               0.42%        --       0.43%     0.85%                     0.85%
Van Kampen UIF U.S. Mid Cap Value Portfolio -- Class I           0.72%        --       0.29%     1.01%         --          1.01%




(1) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the "Operating Expense Limitation" in the table below. The adviser may terminate these

6                                            HARTFORD LIFE INSURANCE COMPANY

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    voluntary waivers at any time at its sole discretion. After such reductions, the "Management Fee", "12b-1 Fee", "Other Expenses" and "Total Fund Operating Expenses", would be as follows:



OXPERATING                                                           MANAGEMENT    12b-1    OTHER     TOTAL FUND OPERATING
EXPENSE LIMITATION                                                      FEE         FEE    EXPENSES         EXPENSES
---------------------------------------------------------------------------------------------------------------------------
1.65%                                                                   1.24%        --       0.41%            1.65%




(2) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the "Operating Expense Limitation" in the table below. The adviser may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the "Management Fee", "12b-1 Fee", "Other Expenses" and "Total Fund Operating Expenses", would be as follows:



                                                                                                           TOTAL FUND
OPERATING                                                            MANAGEMENT    12b-1     OTHER          OPERATING
EXPENSE LIMITATION                                                      FEE         FEE    EXPENSES         EXPENSES
----------------------------------------------------------------------------------------------------------------------------
0.80%                                                                    0.37%       --       0.43%            0.80%

HARTFORD LIFE INSURANCE COMPANY                                            7

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ABOUT US

HARTFORD LIFE INSURANCE COMPANY


We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


SEPARATE ACCOUNT FIVE


The Sub-Accounts are subdivisions of our separate account, called Separate Account Five. Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Company's other assets. The Company is obligated to pay all amounts promised to policy owners under the policy. Your assets in the Separate Account are held exclusively for your benefit and the benefit of other policy owners and may not be used for any other liability of Hartford.


THE FUNDS

The underlying investments for the Policy are shares of the portfolios or funds of Morgan Stanley Select Dimensions Investment Series, The Universal Institutional Funds, Inc., and Van Kampen Life Investment Trust, all open-ended investment companies. The underlying portfolios corresponding to each Sub-Account and their investment objectives are described below. Hartford reserves the right, subject to compliance with the law, to offer additional portfolios with differing investment objectives. The portfolios may not be available in all states.


We do not guarantee the investment results of any of the underlying portfolios. Since each underlying portfolio has different investment objectives, each is subject to different risks. In addition, in a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge and other policy charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Account Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Account Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Account Value may decrease in value.


The Funds may not be available in all states.


Below is a table that lists the underlying Funds in which the Sub-accounts invest, each Fund's investment adviser and sub-adviser, if applicable, and each Fund's investment objective. More detailed information concerning a Fund's investment objective, investment strategies, risks and expenses is contained in each Fund's prospectus.



FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN OPPORTUNITIES SUB-ACCOUNT which     Morgan Stanley Investment Advisors, Inc.    Long-term capital growth consistent with
   purchases Class X shares of the                                                       an effort to reduce volatility
   American Opportunities Portfolio of
   Morgan Stanley Dean Witter Select
   Dimensions Investment Series
BALANCED GROWTH SUB-ACCOUNT which            Morgan Stanley Investment Advisors, Inc.    Capital growth with reasonable current
   purchases Class X shares of the                                                       income
   Balanced Growth Portfolio of Morgan
   Stanley Dean Witter Select Dimensions
   Investment Series
CAPITAL OPPORTUNITIES SUB-ACCOUNT which      Morgan Stanley Investment Advisors, Inc.    Long-term capital growth
   purchases Class X shares of the
   Capital Opportunities Portfolio of
   Morgan Stanley Dean Witter Select
   Dimensions Investment Series
DEVELOPING GROWTH SUB-ACCOUNT which          Morgan Stanley Investment Advisors, Inc.    Long-term capital growth
   purchases Class X shares of the
   Developing Growth Portfolio of Morgan
   Stanley Dean Witter Select Dimensions
   Investment Series
DIVIDEND GROWTH SUB-ACCOUNT which            Morgan Stanley Investment Advisors, Inc.    Reasonable current income and long-term
   purchases Class X shares of the                                                       growth of income and capital
   Dividend Growth Portfolio of Morgan
   Stanley Dean Witter Select Dimensions
   Investment Series

8                                            HARTFORD LIFE INSURANCE COMPANY

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
FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
EQUALLY-WEIGHTED S&P 500 SUB-ACCOUNT         Morgan Stanley Investment Advisors, Inc.    High level of total return on its assets
   (FORMERLY VALUE-ADDED MARKET                                                          through a combination of capital
   SUB-ACCOUNT) which purchases Class X                                                  appreciation and current income
   shares of the Equally-Weighted S&P 500
   Portfolio of Morgan Stanley Dean
   Witter Select Dimensions Investment
   Series
FLEXIBLE INCOME SUB-ACCOUNT which            Morgan Stanley Investment Advisors, Inc.    High level of current income. A
   purchases Class X shares of the                                                       secondary objective is to maximize total
   Flexible Income Portfolio of Morgan                                                   return, but only to the extent
   Stanley Dean Witter Select Dimensions                                                 consistent with primary objective
   Investment Series
GLOBAL EQUITY SUB-ACCOUNT which purchases    Morgan Stanley Investment Advisors, Inc.    Total return through long-term capital
   Class X shares of the Global Equity                                                   growth and to a lesser extent from income
   Portfolio of Morgan Stanley Dean
   Witter Select Dimensions Investment
   Series
GROWTH SUB-ACCOUNT which purchases Class     Morgan Stanley Investment Advisors, Inc.    Long-term growth of capital
   X shares of the Growth Portfolio of
   Morgan Stanley Dean Witter Select
   Dimensions Investment Series
MONEY MARKET SUB-ACCOUNT which purchases     Morgan Stanley Investment Advisors, Inc.    High current income, preservation of
   Class X shares of the Money Market                                                    capital and liquidity
   Portfolio of Morgan Stanley Dean
   Witter Select Dimensions Investment
   Series
UTILITIES SUB-ACCOUNT which purchases        Morgan Stanley Investment Advisors, Inc.    Capital appreciation and current income
   Class X shares of the Utilities
   Portfolio of Morgan Stanley Dean
   Witter Select Dimensions Investment
   Series
CORE PLUS FIXED INCOME SUB-ACCOUNT which     Morgan Stanley Investment Management,       Above average total return
   purchases Class I shares of the Core      Inc.
   Plus Fixed Income Portfolio of The
   Universal Institutional Funds, Inc.
EMERGING MARKETS DEBT SUB-ACCOUNT which      Morgan Stanley Investment Management,       High total return
   purchases Class I shares of the           Inc.
   Emerging Markets Debt Portfolio of The
   Universal Institutional Funds, Inc.
EMERGING MARKETS EQUITY SUB-ACCOUNT which    Morgan Stanley Investment Management,       Long-term capital appreciation
   purchases Class I shares of the           Inc.
   Emerging Markets Equity Portfolio of
   The Universal Institutional Funds, Inc.
ENTERPRISE SUB-ACCOUNT which purchases       Van Kampen Asset Management                 Capital appreciation
   Class I shares of the Enterprise
   Portfolio of the Van Kampen Life
   Investment Trust
GROWTH AND INCOME SUB-ACCOUNT which          Van Kampen Asset Management                 Long-term growth of capital and income
   purchases Class I shares of the Growth
   and Income Portfolio of the Van Kampen
   Life Investment Trust




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HARTFORD LIFE INSURANCE COMPANY                                            9

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
FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD SUB-ACCOUNT which purchases       Morgan Stanley Investment Management,       Above-average total return
   Class I shares of the High Yield          Inc.
   Portfolio of The Universal
   Institutional Funds, Inc.
U.S. MID CAP VALUE SUB-ACCOUNT which         Morgan Stanley Investment Management,       Above-average total return
   purchases Class I shares of the U.S.      Inc.
   Mid Cap Value Portfolio of The
   Universal Institutional Funds, Inc.



MIXED AND SHARED FUNDING -- Shares of the Portfolios may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Portfolios. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Portfolios from the Separate Account or replacing the Portfolio with another underlying Portfolio. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus accompany this prospectus.

VOTING RIGHTS -- We are the legal owners of all Portfolio shares held in the Separate Account and we have the right to vote at the Portfolio's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Portfolio shareholders' meeting if the shares held for your policy may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Portfolio shares held for your policy.

- Arrange for the handling and tallying of proxies received from policy owners.

- Vote all Portfolio shares attributable to your policy according to instructions received from you, and

- Vote all Portfolio shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.


If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Portfolio shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your policy may be voted. After we begin to make annuity payouts to you, the number of votes you have will decrease. We determine the number of Fund shares held in a Sub-Account attributable to each policy owner by applying a conversion factor to each policy owner's unit balance. The conversion factor is calculated by dividing the total number of shares attributed to each sub-account by the total number of units in each sub-account. Fractional votes will be counted. We determine the number of shares as to which the policy owner may give instructions as of the record date for a Fund's shareholder meeting.


ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

CHARGES AND DEDUCTIONS

The deductions or charges associated with this policy are subtracted, depending on the type of deduction or charge, from premium payments as they are made, upon surrender or partial surrender of the policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").

Deductions are taken from premium payments before allocations to the Sub-Accounts are made.

Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a policy.

Each Deduction Amount will be subtracted pro rata from each Sub-Account so that the proportion of Account Value of the policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the policy may lapse. See "Lapse and Reinstatement."

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10                                           HARTFORD LIFE INSURANCE COMPANY

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The deductions and charges associated with your policy are listed below.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Unismoker, Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the Insured's substandard rating. Unisex rates may be required in some states.

Your Coverage Amount is first set on the date we issue your policy and then on each Monthly Activity Date. The Coverage Amount is the Death Benefit minus the Account Value. There is a Minimum Coverage Amount. It is a stated percentage of the Account Value of the policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.

EXAMPLE:

Face Amount = $100,000
Account Value on the Monthly Activity Date = $30,000
Insured's attained age = 40
Minimum Coverage Amount percentage for age 40 = 150%

On the Monthly Activity Date, the Coverage Amount is $70,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($30,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $45,000 (150% of $30,000). Since $45,000 is less than the Face Amount less the Account Value ($70,000), no adjustment is necessary. Therefore, the Coverage Amount will be $70,000.

Assume that the Account Value in the above example was $50,000. The Minimum Coverage Amount would be $25,000 (150% of $50,000). Since this is greater than the Face Amount less the Account Value ($50,000), the Coverage Amount for the Policy Month is $75,000. (For an explanation of the Death Benefit, see "Death Benefit and Policy Values.")

Because the Account Value and, as a result, the Coverage Amount under a policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we deduct monthly from Sub-Account Value a charge equal to an annual rate of 0.90%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that the Death Proceeds will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering your policy will exceed the administrative charges.

We may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost we incur in distributing the policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the policy is in force, including the duration of settlement option.

TAX EXPENSE CHARGE -- During the first ten years of your policy, we deduct a monthly charge equal to an annual rate of 0.40% from your Account Value. This tax expense charge compensates us for certain expenses including:

- Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 0.25% of the Account Value is deducted over ten Policy Years and approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.

- The cost of the capitalization of certain policy acquisition expenses under
  Section 848 of the Internal Revenue Code.

During your first ten Policy Years, we deduct a charge of 0.15% of Account Value. This charge helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.



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HARTFORD LIFE INSURANCE COMPANY                                           11

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UNAMORTIZED TAX CHARGE -- During, the first nine Policy Years, an Unamortized
Tax charge is imposed on surrender or partial surrenders. The Unamortized Tax charge is shown below, as a percentage of amount surrendered, during each Policy Year:

POLICY YEAR                RATE
-----------------------------------
     1                      2.25%
     2                      2.00%
     3                      1.75%
     4                      1.50%
     5                      1.25%
     6                      1.00%
     7                      0.75%
     8                      0.50%
     9                      0.25%
    10+                     0.00%

After the ninth Policy Year, no Unamortized Tax charge will be imposed.

ANNUAL MAINTENANCE FEE -- The annual maintenance fee is a flat fee that is deducted from your Account Value to reimburse us for expenses relating to the maintenance of the policy. The annual $30 charge is deducted on a Policy Anniversary or when the policy is fully surrendered if the Account Value at either of those times is less than $50,000. We reserve the right to waive the annual maintenance fee under other conditions.

ADMINISTRATIVE CHARGE -- We will deduct a monthly administrative charge from Sub-Account Value equal to an annual rate of 0.40%. This charge compensates us for expenses incurred in the administration of the Separate Account and the policy.

SURRENDER CHARGE -- We may charge you a Surrender Charge when you surrender amounts invested in your policy. We assess a Surrender Charge on amounts surrendered in any Policy Year that exceed the greater of 10% of the premiums you have paid into your policy or 100% of your Account Value minus premiums paid. If the amount you paid has been in your policy:

X   For Policy Years 1, 2 and 3, the charge is 7.5%.

X   For Policy Years 4 and 5, the charge is 6%.

X   For Policy Years 6 and 7, the charge is 4%.

X   For Policy Years 8 and 9, the charge is 2%.

X   For Policy Years 10 and beyond, the charge is 0%.

In determining the Surrender Charge, any surrender or partial surrender during the first ten Policy Years will first come from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no Surrender Charge will be assessed on the remaining Account Value.

The Surrender Charge is imposed to cover a portion of the sales expense incurred by us in distributing the Policies. This expense includes commissions, advertising and the printing of prospectuses.

CHARGES AGAINST THE PORTFOLIOS -- The Separate Account purchases shares of the Portfolios at net asset value. The net asset value of the Portfolio shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Portfolios. These charges are described in the Funds' prospectuses accompanying this Prospectus.

YOUR POLICY

POLICY RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the Insured is alive and a beneficiary has not been irrevocably named.


BENEFICIARY -- The beneficiary is the person you name in the application to receive any death benefit. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to us. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the policy owner if living; otherwise to the policy owner's estate.



INSURED -- The insured is the person on whose life the policy is issued. You name the insured in the application of the policy. Through our underwriting process, we will determine whether the insured is insurable.



ASSIGNMENT -- You may assign your policy as collateral for a loan or other obligation. Until you notify us in writing, no assignment will be effective against your policy. We are not responsible for the validity of any assignment.


STATEMENTS TO POLICY OWNERS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.


RIGHT TO EXAMINE -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and




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12                                           HARTFORD LIFE INSURANCE COMPANY

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we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.


LIMIT ON RIGHT TO CONTEST -- During the Insured's lifetime, we may not contest the validity of the policy after it has been in force for two years from date we issue the policy. If the policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide within two years from the date we issue the policy, or such period as specified in state law, the benefit payable will be limited to the Account Value minus any Indebtedness.

MISSTATEMENT AS TO AGE OR SEX -- If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the policy.

POLICY LIMITATIONS

DIVIDENDS -- No dividends will be paid under the policy.

TRANSFERS OF ACCOUNT VALUE -- While the policy remains in force, and subject to our transfer rules then in effect, you may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts.

You may make transfers between the Sub-Accounts offered in this policy according to our policies and procedures.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account Transfer is a transaction requested by you that involves reallocating part or all of your Policy Value among the underlying Sub-Accounts available in your policy.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

When you request a Sub-Account Transfer, Hartford sells shares of the underlying Fund that makes up the Sub-Account you are transferring from and buys shares of the underlying Fund that makes up the Sub-Account you want to transfer into.


Each day, many Policy Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Policy Owners allocate new premium payments to Sub-Accounts, and others request surrenders. Further, when there is a pending death claim on a policy, all money invested in any of the Sub-Accounts is transferred to a Money Market Fund Sub-Account. Hartford combines all the Policy Owner requests to transfer out of a Sub-Account along with all transfers from that Sub-Account as a result of a surrender or pending death claim and determines how many shares of that Sub-Account's underlying Fund Hartford would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to buy to satisfy all Policy Owners' "transfer-in" requests.


In addition, many of the underlying Funds that are available as investment options in Hartford's variable life insurance policies are also available as investment options in variable annuity contracts ("Contracts"), retirement plans, group funding agreements and other products offered by Hartford or our affiliates. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable life Policy Owners.


We take advantage of our size and available technology to combine the sales of a particular underlying Fund for many of the variable annuities, variable universal life insurance policies, retirement plans, group funding agreements or other products offered by Hartford and our affiliates. We also combine all the purchases of that particular underlying Fund for many of the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.



For example, if we combine all transfer-out requests and Surrenders of a Stock Fund Sub-Account with all other sales of that underlying Fund from all the other products available at Hartford, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.


WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. Hartford limits each Policy Owner to one Sub-Account Transfer each day. Hartford counts all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Policy Value more than once in a day.


For example, if the only transfer you make on a day is a transfer of $10,000 from a Money Market Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of a Money Market Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of a Money Market Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you choose), that day's transfer activity would count as one Sub-Account transfer.




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HARTFORD LIFE INSURANCE COMPANY                                           13

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Conversely, if you have $10,000 in Policy Value distribution among five different Sub-Accounts and you request to transfer the Policy Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.


However, you cannot transfer the same Policy Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.


SECOND, HARTFORD HAS IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase this policy if you want to make frequent Sub-Account transfers for any reason. In particular, Hartford does not want you to purchase this policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.

Hartford attempts to curb frequent transfers in the following ways:

X   20 Transfer Rule

X   Abusive Transfer Policy.

THE 20 TRANSFER RULE -- Hartford employs the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each policy year for each policy by any of the following methods: U.S. Mail, fax or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests that are made by telephone, fax or sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We actively monitor Policy Owner's compliance with this policy. After your 20th transfer request, we will not allow you to do another Sub-Account transfer by telephone or fax. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

Each Policy Anniversary, you are allowed 20 new Sub-Account transfers by any means.

We may make changes to this policy at any time.

ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.

Under the Abusive Transfer Policy, Hartford relies on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants Hartford to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, Hartford runs a report that identifies all Policy Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the policies on that list to determine whether transfer activity of each identified policy violates our written Abusive Transfer Policy. We do not reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:

- The dollar amount of the transfer;

- The total assets of the Funds involved in the transfer;

- The number of transfers completed in the current calendar quarter;

- Whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies; or

- the policies and procedures of a potentially affected underlying Fund regarding frequent trading.

In addition we review large trades and apply our then current written Abusive Transfer procedures. We don't reveal exactly what these procedures are because the individuals or entities which frequently transfer may just adjust their behavior to defeat this procedure. We will tell you though, that we consider some or all of the following factors in our review:

- The dollar amount of the transfer;

- The total assets of the Funds involved in the transfer;

- The number of transfers completed in the current calendar quarter; or

- Whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.


Separate Account investors could be precluded from purchasing Fund shares if we reach an impasse on the execution of Fund abusive trading instructions.


If you meet the criteria established in our Abusive Transfer procedures, we will terminate your Sub-Account transfer privileges until your next Policy Anniversary, at which point your transfer privileges will be reinstated. Since we combine all the purchases of a particular underlying Fund for all the products through net trades, the underlying Fund is unable to identify transfers of any specific Policy Owner. As a result, there is the risk that the underlying Fund may not be able to identify abusive traders.



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14                                           HARTFORD LIFE INSURANCE COMPANY

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Upon request by an underlying Fund, and subject to applicable law, we may provide the underlying Fund with the Tax Identification Number, and other identifying information contained in our records, of Policy Owners that engaged in Sub-Account transfers that resulted in our purchase, redemption, transfer or exchange of the shares of that underlying Fund.



ARE THERE ANY EXCEPTIONS TO THESE POLICIES?


NO INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, Hartford does not make any exceptions to its policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, Hartford will refuse your request.


SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Trade Rule and the Abusive Transfer Policy do not apply in all circumstances, which we describe here:



- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program that rebalances a Contract Owner or Policy Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or Policy Owner or as part of a dollar cost averaging program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We do not apply the 20 Transfer Rule to programs, like asset rebalancing and dollar-cost averaging programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account Transfers that the underlying Funds find problematic.



- Many of the group variable annuities or group funding agreements are offered to retirement plans, and Plan Sponsors administer their plan according to Plan documents and Administrative Services Agreements. If these retirement plan documents and Administrative Services Agreements have no restrictions on Sub-Account transfers, then Hartford cannot apply the 20 Trade Rule and may not be able to apply any other restriction on transfers. Hartford has been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Sub-Account transfers done by Policy Owners of this policy.



Other than these exceptions, the only other exception to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule.


POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevents, which we describe here:

- There is also a variable annuity that we offer that has no contingent deferred sales charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that do not violate the precise terms of the 20 Transfer Rule. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.


- These policies apply only to individuals and entities that own this policy and any subsequent or more recent versions of this policy. However, the underlying Funds that make up the Sub-Accounts of this policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.


HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this policy and may also lower your policy's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.

Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position to cover frequent transfers, then it may have to sell securities in order to meet its redemptions that would have liked to keep. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your policy.

Because frequent transfers may raise the costs associated with this policy and lower performance, the effect may be a lower the Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.

WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?

While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the Policy prospectus, the



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HARTFORD LIFE INSURANCE COMPANY                                           15

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policies and procedures described in the Policy prospectus control how we administer Sub-Account transfers.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

CHANGES TO POLICY OR SEPARATE ACCOUNT

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF PORTFOLIOS -- We reserve the right, subject to any applicable law, to make certain changes to the Portfolios offered under your policy. We may, in our sole discretion, establish new Portfolios. New Portfolios will be made available to existing policyholders as we determine appropriate. We may also close one or more Portfolios to additional payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Portfolios for any reason and to substitute shares of another registered investment company for the shares of any Portfolio already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Portfolio will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any change, we may, by appropriate endorsement, make any changes in the policy necessary or appropriate to reflect the modification. If we decide that it is in the best interest contracts owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

SEPARATE ACCOUNT TAXES -- Currently, there is no charge for federal income taxes that may be attributable to the Separate Account. However, we reserve the right to make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

OTHER BENEFITS OF YOUR POLICY

LAST SURVIVOR POLICIES -- The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor policy involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.

- The cost of insurance charges under the last survivor policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Statement of Additional Information."

- To qualify for simplified underwriting under a last survivor policy, both Insureds must meet the simplified underwriting standards.

- For a last survivor policy to be reinstated, both Insureds must be alive on the date of reinstatement.

- The policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

- The younger Insured's attained age is used to calculate the Minimum Death Benefit to ensure that the policy continues to qualify as life insurance.

- Additional tax disclosures applicable to last survivor policies are provided in "Federal Tax Considerations."


HOW POLICIES ARE SOLD



Hartford Securities Distribution Company, Inc. ("HSD"), serves as principal underwriter for the policies which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HSD is the same as ours.



Policies will be sold by individuals who have been appointed by us as insurance agents and who are Sales Representatives (Registered Representatives) of broker-dealers that have entered into selling agreements with "HSD." We generally bear the expenses of providing services pursuant to policies, including the payment of expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature (provided, however, we may offset some or all of these expenses by, among other things, administrative service fees received from Fund complexes).



We pay compensation, including commissions, to broker-dealers, financial institutions and other affiliated broker-dealers ("Financial Intermediaries") for the sale of the policies according to selling agreements with Financial Intermediaries. Commissions are based on a specified amount of Premium Payments or Policy Value.



We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. The maximum commission we pay is 6.50% of premium paid in the first Policy Year up to the Target Premium.



Your Sales Representative typically receives a portion of the compensation paid to his or her Financial Intermediary in connection with the policy, depending on the particular arrangements between your Sales Representative and their Financial Intermediary. We are not involved in determining your Sales Representative's compensation. A Sales Representative may be required to return all or a portion of the commissions paid if the policy terminates within thirteen months of the policy's issuance. You are encouraged to ask your Sales Representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with this transaction. Affiliated broker-dealers may also employ wholesalers in the sales process.




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16                                           HARTFORD LIFE INSURANCE COMPANY

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Wholesalers typically receive commissions based on the type of policy sold.



In addition to commissions and any Rule 12b-1 fees, we or our affiliates pay significant additional compensation ("Additional Payments") to some Financial Intermediaries (who may or may not be affiliates), in connection with the promotion, sale and distribution of our policies. Additional Payments are generally based on reimbursement of sales, marketing and operational expenses and/or on sales, premiums or assets of policies attributable to a particular Financial Intermediary. Additional Payments may take the form of, among other things: (1) sponsorship of due diligence meetings to educate Financial Intermediaries about our variable products; (2) payments for providing training and information relating to our variable products; (3) expense allowances and reimbursements; (4) override payments and bonuses; and/or (5) marketing support fees (or allowances) for providing assistance in promoting the sale of our policies.



We are among several insurance companies that pay Additional Payments to certain Financial Intermediaries to receive "preferred" or recommended status. These privileges include our ability to gain additional or special access to sales staff, provide and/or attend training and other conferences; placement of our products on customer lists ("shelf-space arrangements"); and otherwise improve sales by featuring our products over others.



Consistent with NASD Conduct Rules, we and/or our affiliates may contribute amounts to various non-cash and cash incentive arrangements to promote the sale of the policies, as well as (1) sponsor various educational programs, sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and educational information and related support materials including hardware and/or software; (2) pay for the travel expenses, meals, lodging and entertainment including tickets to sporting events of Financial Intermediaries and their Sales Representatives; and/or (3) provide nominal gifts. In addition to NASD rules governing limitations on these payments, we also follow our guidelines and those of Financial Intermediaries which may be more restrictive than NASD rules.



Additional Payments may create a potential conflict of interest in the form of an additional financial incentive to the Sales Representative and/or Financial Intermediary to recommend the purchase of this policy over another variable life policy or another investment option. For the year ended December 31, 2005, Hartford and its affiliates paid approximately $12,900,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of life policies. Please refer to Fund prospectuses for any payments paid by Funds to Financial Intermediaries.



In addition, for the year ended December 31, 2005, Hartford and its affiliates paid $5,400,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of Hartford) in conjunction with the promotion and support of life policies.



As of April 1, 2006, we have arrangements where we may make Additional Payments to the following non-affiliated Financial Intermediaries: 412(i) Plans, Inc.,
A. G. Edwards & Sons, Inc., Affiliated Financial Partners, Associated Securities, Benefit Concepts, Inc., Best Practices of America, BISYS Group, Inc., Cadaret Grant & Co., Centaurus Financial, Inc., Citigroup Global Markets, Inc., Commonwealth Financial Network, Economic Concepts, Inc., Edward D. Jones & Co., L.P., ELAR Partners, LLC, Financial Analysts, Inc., Financial Network Investment Company, First Market Corp., FSC Securities Corporation, HD Vest Investment Services, Investacorp, Inc., Hilliard Lyons, JJS Marketing, Jonathan Hind Financial Group, LPL Financial Services, Merrill Lynch Pierce Fenner & Smith, Morgan Stanley Dean Witter, Inc., National Planning Corp., NEXT Financial Group, Inc., New West Insurance Marketing, Oglivie Security Advisors Corp., Paradigm Equity Strategies, Piper Jaffray & Co., Potomac Group, Professional Investors Exchange, Prudential Securities, Raymond James & Associates, Royal Alliance, Securities America, Inc., Sentra Securities, Spelman & Co., Triad Advisors, Inc., Wachovia Securities, Windsor Insurance Group, and WM Financial Services. Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Sales Representative is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.


PREMIUMS

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. A policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. If your application for a policy is rejected, then your initial premium payment will be returned along with an additional amount for interest, based on the current rate being credited by us. Other than those described in this prospectus, no change in the terms or conditions of a policy will be made without your consent. Generally, the minimum initial premium we accept is $10,000. We may accept less than $10,000 under certain circumstances.

Your policy is effective after we receive all outstanding delivery requirements and receive your initial premium. The date your policy becomes effective is called the Policy Date. This date is the date used to determine all future cyclical transactions on your policy. The Policy Date may be prior to, or the same as, the date your policy is issued ("Issue Date").



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If your Coverage Amount is over then current limits established by us, we will not accept your initial premium payment with your application. In other cases where we receive the initial payment with the application, we will provide fixed conditional insurance during underwriting according to the terms of conditional receipt established by us. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, then on policy delivery we will require a sufficient payment to place the insurance in force.

PREMIUM PAYMENTS -- You pay a single premium and, subject to restrictions, additional premiums. You may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount).

UNDERWRITING RULES OF YOUR POLICY

- Under current underwriting rules, which are subject to change, if you are between ages 35 and 80, you may be eligible for simplified underwriting without a medical examination if you meet simplified underwriting standards.

- If you are below age 35 or above age 80, or do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.

Your policy allows for additional premium payments so long as the additional premiums do not cause the policy to fail to meet the definition of a life insurance policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. We may require evidence of insurability for any additional premiums that increase the Coverage Amount. Premiums, which do not meet the tax qualification guidelines for life insurance under the Internal Revenue Code, will not be applied to your policy.

ALLOCATION OF PREMIUMS -- Within three business days of receipt of your completed application and your initial premium payment at our Individual Life Operations Center, we allocate your entire premium payment to the Money Market Sub-Account.

We will then allocate the Account Value in the Money Market Sub-Account to the Sub-Accounts according to the premium allocations you specify in your policy application. The allocation is made upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

ACCUMULATION UNITS -- The premiums you allocate to the Sub-Accounts are used to purchase Accumulation Units in such Sub-Accounts. We determine the number of Accumulation Units of each Sub-Account by dividing the amount of premium you have allocated to the Sub-Account by the accumulation unit value of that particular Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account varies to reflect the investment experience of the applicable underlying Portfolio. To determine the current accumulation unit value, we take the prior Valuation Day's accumulation unit value and multiply it by the Net Investment Factor for the Valuation Period then ended.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Portfolio held in the Sub-Account at the end of the current Valuation Period; divided by

- The net asset value per share of each Portfolio held in the Sub-Account at the beginning of the Valuation Period.

You should refer to the Funds' prospectuses accompanying this Prospectus for a description of how the assets of each Portfolio are valued, since these determinations have a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a policy.

All valuations in connection with a policy, will be made on the date your request or payment is received by us before the close of the New York Stock Exchange on any Valuation Day at our Individual Life Operations Center. Otherwise a valuation will be made on the next date which is a Valuation Day. Requests for Sub-Account transfers or premium payments received on any Valuation Day after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.

ACCOUNT VALUE -- Each policy has an Account Value. There is no minimum guaranteed Account Value. A policy's Account Value equals the policy's value in all of the Sub-Accounts and any amounts in the Loan Account.

The Account Value of your policy is related to the net asset value of the Portfolios to which your have allocated your premiums. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units by the Accumulation Unit Value and then totaling the results for all the Sub-Accounts. The Account Value of a policy changes on a daily basis and is computed on each Valuation Day. Therefore, your Account Value varies to reflect the investment performance of the underlying Portfolios, the value of the Loan Account and the monthly Deduction Amounts. Amounts allocated to the Sub-Accounts are credited to your Policy on the basis of the Sub-Account value next determined after our receipt of your Net Premium Payment, transfer request, or loan repayment. We will not value Sub-Account assets on days on which the New York Stock Exchange is closed for trading.

SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS -- We will suspend all procedures requiring valuation (including transfers, surrenders and loans) when:

- the New York Stock Exchange is closed;

- trading on the New York Stock Exchange is restricted by the SEC;

- the SEC permits and orders postponement; or

- the SEC determines that an emergency exists to restrict valuation.

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18                                           HARTFORD LIFE INSURANCE COMPANY

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DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- While in force, your policy provides for the payment of the Death Proceeds to the beneficiary when the Insured under the policy dies. You must notify us in writing as soon as possible after the death of the Insured. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding.

We will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a settlement option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

The Death Benefit equals the greater of:

- the Face Amount; or

- the Account Value multiplied by a specified percentage.

The percentage varies according to the attained age of the Insured and is specified in the policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount. This is illustrated in the following examples:

EXAMPLES

                                             A            B
-----------------------------------------------------------------
 Face Amount                             $  100,000   $ 100,000
 Insured's Age                                   40          40
 Account Value on Date of Death          $   46,500   $  34,000
 Specified Percentage                          250%        250%

In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding loans constitutes the Death Proceeds which we would pay to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

DEATH BENEFIT POLICY PROCEEDS -- Proceeds from the Death Benefit left with us remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects to reallocate them. Full or partial surrenders may be made at any time.

All or part of the Death Proceeds may be paid in cash or applied under a Settlement Option.

SETTLEMENT OPTIONS -- The surrender proceeds or Death Proceeds under your policy may be paid in a lump sum or may be applied to one of our settlement options. The minimum amount that may be applied under a settlement option is $5,000, unless we consent to a lesser amount. UNDER SETTLEMENT OPTIONS LIFE ANNUITY, LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN AND JOINT AND LAST SURVIVOR ANNUITY, NO SURRENDER OR PARTIAL SURRENDERS ARE PERMITTED AFTER PAYMENTS START. FULL SURRENDER OR PARTIAL SURRENDERS MAY BE MADE FROM THE INTEREST INCOME SETTLEMENT OPTION, PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION OR THE DEATH BENEFIT POLICY PROCEEDS, BUT THEY ARE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE. THERE MAY BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS FROM PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION. PLEASE CHECK WITH YOUR TAX ADVISOR BEFORE REQUESTING A PARTIAL SURRENDER.

The following settlement options are available under your policy:

OPTION 1 -- INTEREST INCOME

This option offers payments of interest, at the rate we declare, on the amount applied under this settlement option. The interest rate will never be less than 3 1/2% per year.

OPTION 2 -- LIFE ANNUITY

Death Proceeds are used to purchase a variable annuity where we make annuity payments as long as the annuitant is living. When the annuitant dies, we stop making annuity payments. A payee would receive only one annuity payment if the annuitant dies after the first payment, two annuity payments if the annuitant dies after the second payment, and so forth.

OPTION 3 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly annuity payments during the lifetime of the annuitant but annuity payments are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the annuitant, annuity payments have been made for less than the minimum elected number of months, then the beneficiary can either receive the present value (as of the date of the annuitant's death) of the remaining payments in one sum or continue annuity payments for the remaining period certain.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make annuity payments as long as the annuitant and joint annuitant are living. When one annuitant dies, we continue to make annuity payments until that second annuitant dies. The annuitant may elect that the payment be less than the payment made during the joint lifetime of the annuitants. When choosing this option, you must decide what will happen to the annuity payments after the first annuitant dies.

Under this option, it is possible for an annuitant and joint annuitant to receive only one payment in the event of the common or simultaneous death of the annuitants prior to the date of the second payment.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD

We will make annuity payments for the number of years that you select. You can select between 5 years and 30 years. Under



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this option, you may, at any time, request a full surrender and receive the
Cash Surrender Value of your policy.

VARIABLE AND FIXED ANNUITY PAYMENTS -- When the settlement option you select involves an annuity, unless you specify otherwise, the surrender proceeds or Death Proceeds provide a variable annuity. Fixed annuity options are also available.

VARIABLE ANNUITY -- Your policy contains tables indicating the minimum dollar amount of the first monthly payment under a variable annuity for each $1,000 of value of a Sub-Account. Your first monthly payment varies with the annuity option chosen and specific parameters chosen by you. The policy contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The assumed investment rate is the investment return used to calculate subsequent variable annuity payments.

We determine the total first monthly variable annuity payment by multiplying the Death Proceeds (expressed in thousands of dollars) in a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the policy.

The amount of your first monthly variable annuity payment is divided by the value of an annuity unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due. This determines the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.

Level variable annuity payments would be produced if the investment rate remained constant and equal to the assumed investment rate. Payments will vary up or down as the investment rate varies up or down relative to the assumed investment rate.

FIXED ANNUITY PAYMENTS -- You will receive equal fixed annuity payments throughout the annuity payment period. We determine fixed annuity payment amounts by multiplying the amount applied to the annuity by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed payment annuity tables in your policy.

Hartford will make any other arrangements for income payments as may be agreed on.

BENEFITS AT MATURITY -- If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the policy to us, we will pay you the Cash Surrender Value. In such case, the policy will terminate and we will have no further obligations under the policy. The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Policy Benefits."

CHARGES AND POLICY VALUES -- Your policy value decreases due to the deduction of policy charges. Policy value may increase or decrease depending on investment performance. Fluctuations in your Account Value may have an effect on your Death Benefit. If your policy lapses, your policy terminates and no Death Benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY

SURRENDERS -- While your policy is in force, you may, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), fully surrender your policy. Upon surrender, you receive the Cash Surrender Value determined as of the day we receive your request or the date requested by you, whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and any Unamortized Tax charge and all Indebtedness. We pay the Cash Surrender Value of the policy within seven days of our receipt of your written request or on the effective surrender date requested by you, whichever is later. Your policy will terminate on the date of our receipt of the written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering your policy, see "Federal Tax Considerations."

If you choose to apply the surrender proceeds to a settlement option, the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, amounts you withdraw from the Interest Income settlement option, the Payments for a Designated Period settlement option or the Death Benefit Policy Proceeds are subject to any applicable Surrender Charge.

PARTIAL SURRENDERS -- While your policy is in force, you may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal our minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrenders will be deducted pro rata from each Sub-Account, unless the you instruct otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial surrender. Partial surrenders in excess of the greater of 10% of premiums or 100% of Account Value less premiums paid will be subject to the Surrender Charge and any Unamortized Tax charges. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations."


RIGHT TO EXCHANGE -- Once the policy is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance policy




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20                                           HARTFORD LIFE INSURANCE COMPANY

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offered by us (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new policy will have, at your election, either the same Coverage Amount as under the exchanged policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged policy. If a policy loan was outstanding, the entire loan must be repaid. The exchange is subject to adjustments in payments and Account Values to reflect variances, if any, in the payments and Account Values under this policy and the new policy.

LOANS

AVAILABILITY OF LOANS -- At any time while the policy is in force, you, without the consent of the beneficiary, (provided the designation of beneficiary is not irrevocable) may borrow against the policy by assigning it as sole security to us. Two types of cash loans are available. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value. The minimum loan amount that we will allow is $25.00.

The proceeds of a loan will be delivered to you within seven business days of our receipt of the loan request.

Unless you specify otherwise, all loan amounts will be transferred pro rata basis from each Sub-Account to the Loan Account. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date.

If total Indebtedness equals or exceeds the Account Value of the policy on any Monthly Activity Date, we will give you written notice that, unless we receive an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the policy, the policy may lapse. See "Lapse and Reinstatement."

PREFERRED LOANS -- The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the policy is considered a "Preferred Loan."

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Sub-Accounts in the same percentage as premiums are allocated. Any outstanding loan at the end of a grace period must be repaid before the policy will be reinstated.


EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, has a permanent effect on your Account Value and Death Benefit. This effect occurs because the investment result of each Sub-Account applies only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the outstanding Indebtedness will reduce the Death Proceeds and the Cash Surrender Value otherwise payable. For a discussion of the consequences of obtaining a loan against the policy see "Federal Tax Considerations."


CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 4.0%. The annual rate for Preferred Loans is 6%.

POLICY LOAN RATES -- The loan interest rate that we will charge on all loans is 6% per annum.

LAPSE AND REINSTATEMENT

LAPSE -- Your policy will remain in force until the Cash Surrender Value is insufficient to cover the Deduction Amount due on a Monthly Activity Date. We will notify you of the default in writing, warning you that your policy is in danger of terminating.

GRACE PERIOD -- Your policy provides a 61-day grace period to pay an amount sufficient to cover the Deduction Amounts due. The notice will indicate the amount that must be paid.

The policy will continue through the grace period, but if no additional premium payment is made, it will terminate at the end of the grace period. If the person Insured under the policy dies during the grace period, the Death Proceeds payable under the policy will be reduced by the Deduction Amount(s) due and unpaid. See "Death Benefits and Policy Values."

REINSTATEMENT -- If your policy lapses, you may apply for reinstatement of the policy by payment of the reinstatement premium shown in the policy and any applicable charges. A request for reinstatement may be made within five years of lapse. If a loan is outstanding at the time of lapse, we require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to Hartford.

The Account Value on the reinstatement date will reflect:

- the Cash Value at the time of termination; plus

- Net Premiums derived from premiums paid at the time of reinstatement; minus



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- the Monthly Deduction Amounts that were due and unpaid during the Policy
  Grace Period; plus

- the Surrender Charge at the time of reinstatement.

The surrender charge is based on the duration from the original policy date as through the policy has never lapsed.

FEDERAL TAX CONSIDERATIONS


INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Corporations," regarding life insurance purchases by non-U.S. Persons.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.



Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.



INCOME TAXATION OF POLICY BENEFITS -- GENERALLY



For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the Section 7702 requirements.


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There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe its method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.



During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.



The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the policy is extended by rider, we believe that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.



LAST SURVIVOR POLICIES



Although we believe that the last survivor Policies are in compliance with
Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor policy will meet the Section 7702 definition of a life insurance contract.



DIVERSIFICATION REQUIREMENTS



The Code requires that investments supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,



- no more than 80% is represented by any three investments and



- no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.



OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT



In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or other permitted entities.




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The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



TAX DEFERRAL DURING ACCUMULATION PERIOD



Under existing provisions of the Code, except as described below, any increase in a Policy Owner's Account Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the policy prior to the Insured's death. If the policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Policy Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Since this policy is a modified endowment contract, partial withdrawals (or loans or other amounts deemed to be received) from the policy constitute income to the Policy Owner for federal income tax purposes to the extent of any earnings in the policy, as described below.



MODIFIED ENDOWMENT CONTRACTS



A modified endowment contract ("MEC") is a life insurance contract that either:
(i) satisfies the definition of life insurance in Section 7702 but fails the "seven-pay" test of Section 7702A or (ii) is exchanged for a MEC. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the policy will generally be treated as a MEC for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new policy to be treated as a MEC if no additional premiums are paid.



A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).



All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.



Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.



ESTATE AND GENERATION SKIPPING TRANSFER TAXES



ESTATE TAX -- GENERALLY



When the Insured dies, the Death Proceeds will generally be includable in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the policy. If the Policy Owner was not the last surviving Insured, the fair market value of the policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includable in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.




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24                                           HARTFORD LIFE INSURANCE COMPANY

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GENERATION SKIPPING TRANSFER TAX -- GENERALLY



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.



FEDERAL INCOME TAX WITHHOLDING AND REPORTING



If any amounts are (or are deemed to be) current taxable income to the Policy Owner, such amounts will be generally subject to federal income tax withholding and reporting, pursuant to the Code.



NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES



If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.


LEGAL PROCEEDINGS


There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company ("HLIC") and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to cooperate fully with these regulators in these matters.



The SEC's Division of Enforcement and the New York Attor-ney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addi-tion, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annu-ity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has exe-cuted an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of substantially all of the variable annuity contracts that were the subject of the previously settled litiga-tion. Pursuant to an agreement in principle reached in February 2005 with the Board of Directors of the HLS funds, The Hartford has indemnified the affected funds for material harm deemed to have been caused to the funds by frequent trading by these owners for the period from January 2, 2004 through Decem-ber 31, 2005. The Hartford does not expect to incur additional costs pursuant to this agreement in principle in light of the ex-change or surrender of these variable annuity contracts.



The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hart-ford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford continues to cooperate fully with the SEC in these matters.



The Hartford has received subpoenas from the New York At-torney General's Office and the Connecticut Attorney General's Office requesting information relating to The Hart-ford's group annuity products, including single premium group




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annuities used in maturity or terminal funding programs. These subpoenas seek information about how various group annuity products are sold, how The Hartford selects mutual funds of-fered as investment options in certain group annuity products, and how brokers selling The Hartford's group annuity products are compensated. The Hartford continues to cooperate fully with these regulators in these matters.



To date, none of the SEC's and New York Attorney General's market timing investigation, the SEC's directed brokerage investigation, or the New York Attorney General's and Connecticut Attorney General's single premium group annuity investigation has resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hart-ford believes that the SEC, the New York Attorney General's Office, and the Connecticut Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in active discussions with the SEC, the New York Attorney General's Office and the Connecticut Attorney General's Office. The po-tential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is diffi-cult to predict. Hartford Life, Inc. ("Hartford Life") recorded a charge of $66 million, after-tax, to establish a reserve for the market timing and directed brokerage matters in the first quar-ter of 2005. Based on recent developments, Hartford Life recorded an additional charge of $36 million, after-tax, in the fourth quarter of 2005, of which $14 million, after tax, was at-tributed to HLIC, to increase the reserve for the market timing, directed brokerage and single premium group annuity matters. This reserve is an estimate; in view of the uncertainties regard-ing the outcome of these regulatory investigations, as well as the tax-deductibility of payments, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possi-ble that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life in excess of the $14 million al-ready attributed to HLIC. However, the ultimate liability of HLIC is not reasonably estimable at this time.



On May 24, 2005, The Hartford received a subpoena from the Connecticut Attorney General's Office seeking information about The Hartford's participation in finite reinsurance transac-tions in which there was no substantial transfer of risk between the parties. The Hartford is cooperating fully with the Con-necticut Attorney General's Office in this matter.



On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.



On July 14, 2005, The Hartford received an additional sub-poena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.



The Hartford has received a request for information from the New York Attorney General's Office about issues relating to the reporting of workers' compensation premium. The Hart-ford is cooperating fully with the New York Attorney General's Office in this matter.



The Hartford does not expect any of these actions to result in a material adverse on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.



RESTRICTIONS ON FINANCIAL TRANSACTIONS



Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a policy owner's ability to make certain transactions and thereby we may refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.



FINANCIAL STATEMENTS



We have included the statutory financial statements for the Company and the Separate Account in the Statement of Additional Information (SAI). To receive a copy of the SAI free of charge, call your registered representative or write to us at:



The Hartford
P.O. Box 2999
Hartford, CT 06104-2999




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GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the policy.

ACCUMULATION UNIT: A unit of measure we use to calculate the value of a Sub-Account.

ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial surrender that is not subject to the Surrender Charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of your Account Value minus premiums paid.

ANNUITY UNIT: A unit of measure we use to calculate the amount of annuity payments.

CASH SURRENDER VALUE: The policy's Cash Value minus all Indebtedness.

CASH VALUE: The policy's Account Value minus any Surrender Charge and any Unamortized Tax charge due upon surrender.

CODE: The Internal Revenue Code of 1986, as amended.

COVERAGE AMOUNT: The Death Benefit less the Account Value.

DEATH BENEFIT: The greater of (1) the Face Amount specified in the policy or
(2) the Account Value on the date of death multiplied by a stated percentage as specified in the policy.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the Death Benefit minus any Indebtedness.

DEDUCTION AMOUNT: A charge on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges, an administrative charge and a mortality and expense risk charge.

FACE AMOUNT: On the Policy Date, the Face Amount is the amount shown on the policy's Specifications page. Thereafter, the Face Amount is reduced in proportion to any partial surrenders.

HARTFORD, WE OR US: Hartford Life Insurance Company.

HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.

INDEBTEDNESS: Monies you owe us, including all outstanding loans on the policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.

INSURED: The person on whose life the policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

MONTHLY ACTIVITY DATE: The day of each month on which any deductions or charges are subtracted from Account Value of your policy. Monthly Activity Dates occur on the same day of the month as the Policy Anniversary.

POLICY ANNIVERSARY: The yearly anniversary of the Policy Date.

POLICY DATE: The issue date of the policy.

POLICY LOAN RATE: The interest rate charged on policy loans.

POLICY OWNER OR YOU: The owner of the policy.

POLICY YEAR: The twelve months between Policy Anniversaries.

SUB-ACCOUNT VALUE: The current value of the Sub-Accounts.

SURRENDER CHARGE: A charge which may be assessed upon surrender of the policy or partial surrenders in excess of the Annual Withdrawal Amount.

VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.


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APPENDIX A -- SPECIAL INFORMATION FOR POLICIES PURCHASED IN NEW YORK

If the Policy is purchased in the State of New York, the following provisions of the Prospectus are amended as follows:

In the Special Terms subsection of the Prospectus, the definition of Account Value is deleted and the following definition is substituted:

ACCOUNT VALUE -- The current value of Accumulation Units plus the value of the Loan Account under the Policy. In the case of a Policy Owner who purchases the Policy in the State of New York (the "New York Policy Owner") and who elects to transfer into the Fixed Account, Account Value is the current value of the Fixed Account plus the value of the Loan Account under the Policy.

The following definition is added:

FIXED ACCOUNT -- Part of the General Account of Hartford to which a New York Policy Owner may allocate the entire Account Value.

The definition of Loan Account is deleted and the following definition is substituted:

LOAN ACCOUNT -- An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts or, if a New York Policy Owner, from the Fixed Account for requested loans. The Loan Account credits a fixed rate of interest of 4% per annum that is not based on the investment experience of the Separate Account.

The following is added to the Prospectus as a separate section following the section entitled "Separate Account Five:"

THE FIXED ACCOUNT

REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Under the circumstances described under the heading "Transfer of Entire Account Value to the Fixed Account", New York Policy Owners may transfer no less than the entire Account Value to the Fixed Account. Account Value transferred to the Fixed Account becomes part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable laws governing the investment of insurance company general accounts.

Hartford currently credits interest to the Account Value transferred to the Fixed Account under the Policy at the Minimum Credited Rate of 3% per year, compounded annually. Hartford reserves the right to credit a lower minimum interest rate according to state law. Hartford may also credit interest at rates greater than the minimum Fixed Account interest rate. There is no specific formula for determining the interest credited to the Account Value in the Fixed Account.

The following language is added to the section of the Prospectus entitled "Charges and Deductions -- Administrative Charge:"

No Administrative Charge is deducted from Sub-Account Value in the Fixed
Account.

The following language is added to the section of the Prospectus entitled "Charges and Deductions -- Mortality and Expense Risk Charge:"

No Mortality and Expense Risk Charge is deducted from Sub-Account Value in the Fixed Account.

The following separate sections are added to the section of the Prospectus entitled "Your Policy:"

TRANSFER OF ENTIRE ACCOUNT VALUE TO THE FIXED ACCOUNT

New York Policy Owners may transfer no less than the entire Account Value into the Fixed Account under the following circumstances: (i) during the first 18 months following the Date of Issue, (ii) within 30 days following a Policy Anniversary, or (iii) within 60 days following the effective date of a material change in the investment policy of the Separate Account which the New York Policy Owner objects to.

A TRANSFER TO THE FIXED ACCOUNT MUST BE FOR THE ENTIRE ACCOUNT VALUE AND ONCE THE ACCOUNT VALUE HAS BEEN TRANSFERRED TO THE FIXED ACCOUNT, IT MAY NOT, UNDER ANY CIRCUMSTANCES, BE TRANSFERRED BACK TO THE SEPARATE ACCOUNT.

For New York Policy Owners who elect to invest in the Fixed Account, Hartford will transfer the entire Account Value from the Separate Account to the Fixed Account on the Monthly Activity Date next following the date on which Hartford received the transfer request. The Account Value in the Fixed Account on the date of transfer equals the entire Account Value; plus the value of the Loan Account; minus the Monthly Deduction Amount applicable to the Fixed Account and minus the Annual Maintenance Fee, if applicable. On each subsequent Monthly Activity Date, the Account Value in the Fixed Account equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly

28                                           HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

Activity Date; plus interest credited since the last Monthly Activity Date; minus the Monthly Deduction Amount applicable to the Fixed Account; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Deduction Date. On each Valuation Date (other than a Monthly Activity Date), the Account Value of the Fixed Account equals the Account Value on the previous Monthly Activity Date; plus any premiums received since the last Monthly Activity Date; plus any interest credited since the last Monthly Activity Date; minus any partial surrenders taken since the last Monthly Activity Date and minus any Surrender Charges deducted since the last Monthly Activity Date.

DEFERRED PAYMENTS


State law allows us to defer payment of any Cash Surrender Values and loan amounts which are attributable to the Fixed Account for up to six months from the date of request. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis. If payment is deferred for more than ten days, Hartford will pay interest at the Fixed Account Minimum Credited Interest Rate.

HARTFORD LIFE INSURANCE COMPANY                                           29

----------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION


You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information, which is considered a part of this Prospectus because it is incorporated by reference, contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.



We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 100 F Street, NE, Room 1580, Washington, DC 20549. Please call the SEC at 202-551-8090 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.


811-08772

                                    PART B

HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------


STATEMENT OF ADDITIONAL INFORMATION (PART B)
SELECT DIMENSIONS LIFE
SEPARATE ACCOUNT FIVE
HARTFORD LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 1, 2006



DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2006

2                                            HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                                                                            PAGE
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                                                                 3
SERVICES                                                                                                                        3
EXPERTS                                                                                                                         3
DISTRIBUTION OF THE POLICIES                                                                                                    3
ADDITIONAL INFORMATION ABOUT CHARGES                                                                                            4
FINANCIAL STATEMENTS                                                                                                            4

HARTFORD LIFE INSURANCE COMPANY                                            3

----------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life Insurance Company is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT FIVE was established as a separate account under Connecticut law on August 17, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund.

EXPERTS


The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2005 and 2004, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2005 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 22, 2006 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Five (the "Account") as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period ended December 31, 2005 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 22, 2006, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES

Hartford Securities Distribution Company, Inc. ("HSD") serves as principal underwriter for the policies issued with respect to the Separate Account. HSD is controlled by Hartford and is located at the same address as Hartford. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Hartford has paid no underwriting commissions to HSD for its role as Principal Underwriter.


We currently pay HSD underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2005: $12; 2004: $207; and 2003: $1,016.


The policies are sold by individuals who represent us as insurance agents and who are registered representatives ("Sales Representatives") of broker-dealers who have entered into sales agreements with Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker dealers. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD.

4                                            HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------


We pay compensation to broker-dealers, financial institutions and other parties ("Financial Intermediaries") for the sale of the policies according to schedules in the sales agreements and other agreements reached between us and the Financial Intermediaries. Such compensation generally consists of commissions on a specified amount of premium paid for the Policy.


ADDITIONAL INFORMATION ABOUT CHARGES

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Generally, the minimum initial premium we accept is $10,000. A policy will be issued only on the lives of insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Unismoker, Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Unisex rates may be required in some states.


FINANCIAL STATEMENTS



The financial statements of the Company and the Separate Account follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
THE CONTRACT OWNERS OF HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FIVE AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Five (the "Account") as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2005, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting the Hartford Life Insurance Company Separate Account Five as of December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 22, 2006

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

                                                 HARTFORD      HARTFORD CAPITAL
                           HARTFORD ADVISERS   TOTAL RETURN      APPRECIATION
                               HLS FUND        BOND HLS FUND       HLS FUND
                              SUB-ACCOUNT     SUB-ACCOUNT (A)    SUB-ACCOUNT
                           -----------------  ---------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....       3,062,055         1,333,833        1,558,558
                              ===========       ===========      ===========
    Cost.................     $67,790,109       $14,296,126      $64,736,948
                              ===========       ===========      ===========
    Market Value.........     $68,985,951       $15,030,404      $82,583,079
  Due from Hartford Life
   Insurance Company.....        --                --                  1,983
  Receivable from fund
   shares sold...........          10,004          --               --
  Other assets...........        --                --               --
                              -----------       -----------      -----------
  Total Assets...........      68,995,955        15,030,404       82,585,062
                              -----------       -----------      -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          10,004          --               --
  Payable for fund shares
   purchased.............        --                --                  1,983
  Other liabilities......              48                19               36
                              -----------       -----------      -----------
  Total Liabilities......          10,052                19            2,019
                              -----------       -----------      -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $68,985,903       $15,030,385      $82,583,043
                              ===========       ===========      ===========

(a)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
     2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                HARTFORD           HARTFORD        HARTFORD        HARTFORD         HARTFORD          HARTFORD
                           DIVIDEND AND GROWTH  GLOBAL ADVISERS  GLOBAL HEALTH  GLOBAL LEADERS  GLOBAL TECHNOLOGY    DISCIPLINED
                                HLS FUND           HLS FUND        HLS FUND        HLS FUND         HLS FUND       EQUITY HLS FUND
                               SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------  ---------------  -------------  --------------  -----------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....        1,705,476           313,343          94,987         241,325          127,960           187,072
                               ===========        ==========      ==========      ==========       ==========        ==========
    Cost.................      $28,267,045        $3,690,445      $1,224,686      $4,273,613       $1,046,597        $2,454,506
                               ===========        ==========      ==========      ==========       ==========        ==========
    Market Value.........      $35,372,469        $3,910,603      $1,677,265      $4,522,570       $  701,035        $2,368,302
  Due from Hartford Life
   Insurance Company.....        --                  --              --              --              --                 --
  Receivable from fund
   shares sold...........        --                  --              --              --              --                 --
  Other assets...........        --                  --                    6         --                     2           --
                               -----------        ----------      ----------      ----------       ----------        ----------
  Total Assets...........       35,372,469         3,910,603       1,677,271       4,522,570          701,037         2,368,302
                               -----------        ----------      ----------      ----------       ----------        ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                  --              --              --              --                 --
  Payable for fund shares
   purchased.............        --                  --              --              --              --                 --
  Other liabilities......               50                10         --                    9         --                       9
                               -----------        ----------      ----------      ----------       ----------        ----------
  Total Liabilities......               50                10         --                    9         --                       9
                               -----------        ----------      ----------      ----------       ----------        ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $35,372,419        $3,910,593      $1,677,271      $4,522,561       $  701,037        $2,368,293
                               ===========        ==========      ==========      ==========       ==========        ==========

                            HARTFORD
                           HIGH YIELD
                            HLS FUND
                           SUB-ACCOUNT
                           -----------
ASSETS:
  Investments:
    Number of Shares.....     308,787
                           ==========
    Cost.................  $2,946,029
                           ==========
    Market Value.........  $3,026,583
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........      10,974
  Other assets...........          19
                           ----------
  Total Assets...........   3,037,576
                           ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      10,974
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                           ----------
  Total Liabilities......      10,974
                           ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........  $3,026,602
                           ==========

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                             HARTFORD
                                           INTERNATIONAL
                           HARTFORD INDEX  OPPORTUNITIES  HARTFORD MIDCAP
                              HLS FUND       HLS FUND        HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  -------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....       530,583         800,281         670,430
                            ===========     ===========     ===========
    Cost.................   $11,645,981     $10,535,094     $14,297,607
                            ===========     ===========     ===========
    Market Value.........   $16,964,385     $10,876,082     $19,259,060
  Due from Hartford Life
   Insurance Company.....         5,949         --                5,487
  Receivable from fund
   shares sold...........       --              --             --
  Other assets...........            18              71              31
                            -----------     -----------     -----------
  Total Assets...........    16,970,352      10,876,153      19,264,578
                            -----------     -----------     -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --              --             --
  Payable for fund shares
   purchased.............         5,949         --                5,487
  Other liabilities......       --              --             --
                            -----------     -----------     -----------
  Total Liabilities......         5,949         --                5,487
                            -----------     -----------     -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $16,964,403     $10,876,153     $19,259,091
                            ===========     ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                             HARTFORD         HARTFORD          HARTFORD
                           MONEY MARKET  MORTGAGE SECURITIES  SMALL COMPANY  HARTFORD STOCK    AMERICAN
                             HLS FUND         HLS FUND          HLS FUND        HLS FUND     OPPORTUNITIES  BALANCED GROWTH
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  -------------------  -------------  --------------  -------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....   12,531,719          319,389           391,688         794,325         1,312           1,144
                           ===========       ==========        ==========     ===========       =======         =======
    Cost.................  $12,531,719       $3,473,126        $6,129,624     $34,274,842       $29,403         $17,084
                           ===========       ==========        ==========     ===========       =======         =======
    Market Value.........  $12,531,719       $3,672,268        $7,702,502     $39,088,812       $22,556         $19,303
  Due from Hartford Life
   Insurance Company.....      --              --                 --               17,474        --             --
  Receivable from fund
   shares sold...........      --              --                 --              --             --             --
  Other assets...........          504         --                 --                  198        --             --
                           -----------       ----------        ----------     -----------       -------         -------
  Total Assets...........   12,532,223        3,672,268         7,702,502      39,106,484        22,556          19,303
                           -----------       ----------        ----------     -----------       -------         -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --              --                 --              --             --             --
  Payable for fund shares
   purchased.............      --              --                 --               17,474        --             --
  Other liabilities......      --                     9                16         --             --             --
                           -----------       ----------        ----------     -----------       -------         -------
  Total Liabilities......      --                     9                16          17,474        --             --
                           -----------       ----------        ----------     -----------       -------         -------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........  $12,532,223       $3,672,259        $7,702,486     $39,089,010       $22,556         $19,303
                           ===========       ==========        ==========     ===========       =======         =======


                              CAPITAL
                           OPPORTUNITIES
                            SUB-ACCOUNT
                           -------------
ASSETS:
  Investments:
    Number of Shares.....        161
                              ======
    Cost.................     $1,638
                              ======
    Market Value.........     $1,882
  Due from Hartford Life
   Insurance Company.....     --
  Receivable from fund
   shares sold...........     --
  Other assets...........     --
                              ------
  Total Assets...........      1,882
                              ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....     --
  Payable for fund shares
   purchased.............     --
  Other liabilities......     --
                              ------
  Total Liabilities......     --
                              ------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $1,882
                              ======

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005


                           DEVELOPING GROWTH  FLEXIBLE INCOME  DIVIDEND GROWTH
                              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  ---------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....         1,315             1,099            5,597
                                =======           =======         ========
    Cost.................       $24,089           $10,603         $110,856
                                =======           =======         ========
    Market Value.........       $31,241           $ 8,081         $ 92,245
  Due from Hartford Life
   Insurance Company.....       --                --               --
  Receivable from fund
   shares sold...........       --                --               --
  Other assets...........             1           --                     1
                                -------           -------         --------
  Total Assets...........        31,242             8,081           92,246
                                -------           -------         --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                --               --
  Payable for fund shares
   purchased.............       --                --               --
  Other liabilities......       --                --               --
                                -------           -------         --------
  Total Liabilities......       --                --               --
                                -------           -------         --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........       $31,242           $ 8,081         $ 92,246
                                =======           =======         ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                        EQUALLY-WEIGHTED   PUTNAM AMERICAN         PUTNAM         PUTNAM GLOBAL
                           GLOBAL EQUITY  MONEY MARKET      S&P 500       GOVERNMENT INCOME  DIVERSIFIED INCOME  ASSET ALLOCATION
                            SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           -------------  ------------  ----------------  -----------------  ------------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....       2,431        35,192             127             106,233             217,666             87,536
                              =======       =======          ======          ==========          ==========         ==========
    Cost.................     $34,601       $35,192          $2,203          $1,251,708          $2,275,544         $1,399,240
                              =======       =======          ======          ==========          ==========         ==========
    Market Value.........     $40,842       $35,192          $3,256          $1,221,681          $1,928,516         $1,315,671
  Due from Hartford Life
   Insurance Company.....      --            --             --                 --                  --                 --
  Receivable from fund
   shares sold...........      --            --             --                 --                  --                 --
  Other assets...........      --            --             --                 --                         2                  1
                              -------       -------          ------          ----------          ----------         ----------
  Total Assets...........      40,842        35,192           3,256           1,221,681           1,928,518          1,315,672
                              -------       -------          ------          ----------          ----------         ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --            --             --                 --                  --                 --
  Payable for fund shares
   purchased.............      --            --             --                 --                  --                 --
  Other liabilities......      --            --             --                        1            --                 --
                              -------       -------          ------          ----------          ----------         ----------
  Total Liabilities......      --            --             --                        1            --                 --
                              -------       -------          ------          ----------          ----------         ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $40,842       $35,192          $3,256          $1,221,680          $1,928,518         $1,315,672
                              =======       =======          ======          ==========          ==========         ==========


                              PUTNAM
                           GLOBAL EQUITY
                            SUB-ACCOUNT
                           -------------
ASSETS:
  Investments:
    Number of Shares.....      293,324
                            ==========
    Cost.................   $4,363,890
                            ==========
    Market Value.........   $3,267,631
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........      --
  Other assets...........            2
                            ----------
  Total Assets...........    3,267,633
                            ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                            ----------
  Total Liabilities......      --
                            ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $3,267,633
                            ==========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005


                                PUTNAM        PUTNAM GROWTH      PUTNAM
                           GROWTH AND INCOME  OPPORTUNITIES  HEALTH SCIENCES
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  -------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....         561,503         17,232          63,050
                              ===========        =======        ========
    Cost.................     $11,877,720        $96,943        $738,138
                              ===========        =======        ========
    Market Value.........     $14,885,450        $84,092        $841,712
  Due from Hartford Life
   Insurance Company.....        --               --             --
  Receivable from fund
   shares sold...........        --               --             --
  Other assets...........              27         --             --
                              -----------        -------        --------
  Total Assets...........      14,885,477         84,092         841,712
                              -----------        -------        --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --               --             --
  Payable for fund shares
   purchased.............        --               --             --
  Other liabilities......        --               --             --
                              -----------        -------        --------
  Total Liabilities......        --               --             --
                              -----------        -------        --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $14,885,477        $84,092        $841,712
                              ===========        =======        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                            PUTNAM           PUTNAM           PUTNAM
                             PUTNAM                      INTERNATIONAL    INTERNATIONAL    INTERNATIONAL
                           HIGH YIELD   PUTNAM INCOME  GROWTH AND INCOME     EQUITY      NEW OPPORTUNITIES  PUTNAM INVESTORS
                           SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------  -------------  -----------------  -------------  -----------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....     435,560       165,328          42,535           55,063           17,302             70,709
                           ==========    ==========        ========         ========         ========           ========
    Cost.................  $5,146,640    $2,131,620        $517,707         $832,849         $193,326           $692,044
                           ==========    ==========        ========         ========         ========           ========
    Market Value.........  $3,345,104    $2,098,014        $652,917         $900,839         $254,861           $764,368
  Due from Hartford Life
   Insurance Company.....      --           --              --                --              --                 --
  Receivable from fund
   shares sold...........      --           --              --                --              --                 --
  Other assets...........           7       --              --                --              --                       1
                           ----------    ----------        --------         --------         --------           --------
  Total Assets...........   3,345,111     2,098,014         652,917          900,839          254,861            764,369
                           ----------    ----------        --------         --------         --------           --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --           --              --                --              --                 --
  Payable for fund shares
   purchased.............      --           --              --                --              --                 --
  Other liabilities......      --           --                   33               32          --                 --
                           ----------    ----------        --------         --------         --------           --------
  Total Liabilities......      --           --                   33               32          --                 --
                           ----------    ----------        --------         --------         --------           --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........  $3,345,111    $2,098,014        $652,884         $900,807         $254,861           $764,369
                           ==========    ==========        ========         ========         ========           ========


                              PUTNAM
                           MONEY MARKET
                           SUB-ACCOUNT
                           ------------
ASSETS:
  Investments:
    Number of Shares.....    2,387,667
                            ==========
    Cost.................   $2,387,667
                            ==========
    Market Value.........   $2,387,667
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........      --
  Other assets...........          183
                            ----------
  Total Assets...........    2,387,850
                            ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                            ----------
  Total Liabilities......      --
                            ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $2,387,850
                            ==========

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005


                                PUTNAM          PUTNAM      PUTNAM OTC &
                           NEW OPPORTUNITIES   NEW VALUE   EMERGING GROWTH
                              SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  -----------  ---------------
ASSETS:
  Investments:
    Number of Shares.....        293,241          99,046        15,115
                              ==========      ==========      ========
    Cost.................     $4,400,650      $1,350,948      $229,681
                              ==========      ==========      ========
    Market Value.........     $5,495,344      $1,708,540      $ 99,004
  Due from Hartford Life
   Insurance Company.....       --                --           --
  Receivable from fund
   shares sold...........       --                --           --
  Other assets...........              3          --           --
                              ----------      ----------      --------
  Total Assets...........      5,495,347       1,708,540        99,004
                              ----------      ----------      --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                --           --
  Payable for fund shares
   purchased.............       --                --           --
  Other liabilities......       --                    29       --
                              ----------      ----------      --------
  Total Liabilities......       --                    29       --
                              ----------      ----------      --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $5,495,347      $1,708,511      $ 99,004
                              ==========      ==========      ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                                  PUTNAM
                                                PUTNAM       THE GEORGE PUTNAM  PUTNAM UTILITIES
                           PUTNAM RESEARCH  SMALL CAP VALUE   FUND OF BOSTON    GROWTH AND INCOME  PUTNAM VISTA  PUTNAM VOYAGER
                             SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ---------------  -----------------  -----------------  ------------  --------------
ASSETS:
  Investments:
    Number of Shares.....       19,152           31,434            101,692            117,886          47,358         234,558
                              ========         ========         ==========         ==========        ========      ==========
    Cost.................     $249,382         $471,842         $1,072,542         $1,570,809        $756,114      $6,955,399
                              ========         ========         ==========         ==========        ========      ==========
    Market Value.........     $228,104         $726,442         $1,203,011         $1,706,989        $670,111      $6,736,515
  Due from Hartford Life
   Insurance Company.....      --               --                --                 --                --             --
  Receivable from fund
   shares sold...........      --               --                --                 --                --             --
  Other assets...........      --                     2           --                 --                --                  13
                              --------         --------         ----------         ----------        --------      ----------
  Total Assets...........      228,104          726,444          1,203,011          1,706,989         670,111       6,736,528
                              --------         --------         ----------         ----------        --------      ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --               --                --                 --                --             --
  Payable for fund shares
   purchased.............      --               --                --                 --                --             --
  Other liabilities......      --               --                --                 --                     1         --
                              --------         --------         ----------         ----------        --------      ----------
  Total Liabilities......      --               --                --                 --                     1         --
                              --------         --------         ----------         ----------        --------      ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $228,104         $726,444         $1,203,011         $1,706,989        $670,110      $6,736,528
                              ========         ========         ==========         ==========        ========      ==========


                           GROWTH AND INCOME
                              SUB-ACCOUNT
                           -----------------
ASSETS:
  Investments:
    Number of Shares.....          318
                                ======
    Cost.................       $5,843
                                ======
    Market Value.........       $6,518
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........      --
  Other assets...........           11
                                ------
  Total Assets...........        6,529
                                ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                                ------
  Total Liabilities......      --
                                ------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........       $6,529
                                ======

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                        UNITS
                                       OWNED BY    UNIT FAIR     CONTRACT
                                     PARTICIPANTS   VALUE #     LIABILITY
                                     ------------  ----------  ------------
DEFERRED LIFE CONTRACTS (BY
 SUB-ACCOUNT):
Hartford Advisers HLS Fund.........   25,133,720   $ 2.744755  $ 68,985,903
Hartford Total Return Bond HLS
 Fund..............................    6,710,320     2.239891    15,030,385
Hartford Capital Appreciation HLS
 Fund..............................   16,337,006     5.054968    82,583,043
Hartford Dividend and Growth HLS
 Fund..............................    9,513,689     3.718055    35,372,419
Hartford Global Advisers HLS
 Fund..............................    1,805,223     2.166266     3,910,593
Hartford Global Health HLS Fund....      796,242     2.106484     1,677,271
Hartford Global Leaders HLS Fund...    2,204,731     2.051298     4,522,561
Hartford Global Technology HLS
 Fund..............................    1,297,891     0.540136       701,037
Hartford Disciplined Equity HLS
 Fund..............................    1,735,246     1.364817     2,368,293
Hartford High Yield HLS Fund.......    2,133,312     1.418734     3,026,602
Hartford Index HLS Fund............    5,488,345     3.090987    16,964,403
Hartford International
 Opportunities HLS Fund............    5,246,736     2.072937    10,876,153
Hartford MidCap HLS Fund...........    4,967,802     3.876783    19,259,091
Hartford Money Market HLS Fund.....    8,293,861     1.511024    12,532,223
Hartford Mortgage Securities HLS
 Fund..............................    1,821,445     2.016124     3,672,259
Hartford Small Company HLS Fund....    3,276,314     2.350961     7,702,486
Hartford Stock HLS Fund............   12,633,455     3.094087    39,089,010
American Opportunities.............        1,110    20.324700        22,556
Balanced Growth....................        1,061    18.186018        19,303
Capital Opportunities..............          142    13.250214         1,882
Developing Growth..................        1,427    21.896791        31,242
Flexible Income....................          598    13.507314         8,081
Dividend Growth....................        5,751    16.039749        92,246
Global Equity......................        2,549    16.024963        40,842
Money Market.......................       26,589     1.323563        35,192
Equally-Weighted S&P 500...........          140    23.212713         3,256
Putnam American Government
 Income............................       90,507    13.498218     1,221,680
Putnam Diversified Income..........       91,435    21.091693     1,928,518
Putnam Global Asset Allocation.....       54,969    23.934625     1,315,672
Putnam Global Equity...............      157,390    20.761364     3,267,633
Putnam Growth and Income...........      499,713    29.788039    14,885,477
Putnam Growth Opportunities........       18,144     4.634772        84,092
Putnam Health Sciences.............       61,900    13.597890       841,712
Putnam High Yield..................      159,518    20.970167     3,345,111
Putnam Income......................      104,494    20.077886     2,098,014
Putnam International Growth and
 Income............................       29,603    22.054416       652,884
Putnam International Equity........       40,656    22.156684       900,807
Putnam International New
 Opportunities.....................       15,892    16.037270       254,861
Putnam Investors...................       69,170    11.050540       764,369
Putnam Money Market................    1,587,971     1.503712     2,387,850
Putnam New Opportunities...........      226,011    24.314541     5,495,347
Putnam New Value...................       77,827    21.952717     1,708,511
Putnam OTC & Emerging Growth.......       14,959     6.618474        99,004
Putnam Research....................       16,057    14.205832       228,104
Putnam Small Cap Value.............       26,531    27.381200       726,444
Putnam The George Putnam Fund of
 Boston............................       87,068    13.816978     1,203,011

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                        UNITS
                                       OWNED BY    UNIT FAIR     CONTRACT
                                     PARTICIPANTS   VALUE #     LIABILITY
                                     ------------  ----------  ------------
Putnam Utilities Growth and Income
 Fund..............................       66,930   $25.504267  $  1,706,989
Putnam Vista.......................       37,471    17.883418       670,110
Putnam Voyager.....................      253,025    26.624008     6,736,528
Growth and Income..................          415    15.721903         6,529
                                                               ------------
GRAND TOTAL........................                            $381,057,589
                                                               ============

  #  Rounded unit values

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                 HARTFORD      HARTFORD CAPITAL       HARTFORD
                           HARTFORD ADVISERS   TOTAL RETURN      APPRECIATION    DIVIDEND AND GROWTH
                               HLS FUND        BOND HLS FUND       HLS FUND           HLS FUND
                              SUB-ACCOUNT     SUB-ACCOUNT (A)    SUB-ACCOUNT         SUB-ACCOUNT
                           -----------------  ---------------  ----------------  -------------------
INVESTMENT INCOME:
  Dividends..............     $ 2,247,403        $1,107,122      $   730,065         $  651,161
                              -----------        ----------      -----------         ----------
CAPITAL GAINS INCOME.....       3,992,726           106,953       11,069,869          1,518,942
                              -----------        ----------      -----------         ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (1,304,704)           (3,451)        (388,926)            37,033
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         (97,035)         (855,691)         (99,355)          (168,048)
                              -----------        ----------      -----------         ----------
    Net gain (loss) on
     investments.........      (1,401,739)         (859,142)        (488,281)          (131,015)
                              -----------        ----------      -----------         ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 4,838,390        $  354,933      $11,311,653         $2,039,088
                              ===========        ==========      ===========         ==========

(a)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
     2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                              HARTFORD        HARTFORD        HARTFORD         HARTFORD            HARTFORD        HARTFORD
                           GLOBAL ADVISERS  GLOBAL HEALTH  GLOBAL LEADERS  GLOBAL TECHNOLOGY  DISCIPLINED EQUITY  HIGH YIELD
                              HLS FUND        HLS FUND        HLS FUND         HLS FUND            HLS FUND        HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  -------------  --------------  -----------------  ------------------  -----------
INVESTMENT INCOME:
  Dividends..............     $142,900        $  1,118        $35,492           $ 2,316            $ 27,159        $ 209,584
                              --------        --------        -------           -------            --------        ---------
CAPITAL GAINS INCOME.....      --              112,485         --               --                 --                 --
                              --------        --------        -------           -------            --------        ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       28,667          16,872          2,797            10,134              38,343          (54,064)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (54,238)         51,924         50,657            59,276              77,560          (90,573)
                              --------        --------        -------           -------            --------        ---------
    Net gain (loss) on
     investments.........      (25,571)         68,796         53,454            69,410             115,903         (144,637)
                              --------        --------        -------           -------            --------        ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $117,329        $182,399        $88,946           $71,726            $143,062        $  64,947
                              ========        ========        =======           =======            ========        =========


                           HARTFORD INDEX
                              HLS FUND
                            SUB-ACCOUNT
                           --------------
INVESTMENT INCOME:
  Dividends..............    $ 320,571
                             ---------
CAPITAL GAINS INCOME.....      535,239
                             ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      165,112
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (292,134)
                             ---------
    Net gain (loss) on
     investments.........     (127,022)
                             ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ 728,788
                             =========

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                             HARTFORD
                           INTERNATIONAL                     HARTFORD         HARTFORD
                           OPPORTUNITIES  HARTFORD MIDCAP  MONEY MARKET  MORTGAGE SECURITIES
                             HLS FUND        HLS FUND        HLS FUND         HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  ---------------  ------------  -------------------
INVESTMENT INCOME:
  Dividends..............   $  --           $   71,847       $399,449         $166,614
                            ----------      ----------       --------         --------
CAPITAL GAINS INCOME.....      --            2,637,506         --             --
                            ----------      ----------       --------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (83,120)         14,818         --               (7,295)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,506,276          49,310         --              (67,908)
                            ----------      ----------       --------         --------
    Net gain (loss) on
     investments.........    1,423,156          64,128         --              (75,203)
                            ----------      ----------       --------         --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $1,423,156      $2,773,481       $399,449         $ 91,411
                            ==========      ==========       ========         ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                             HARTFORD
                           SMALL COMPANY  HARTFORD STOCK                U.S. MID      AMERICAN                         CAPITAL
                             HLS FUND        HLS FUND     HIGH YIELD    CAP VALUE   OPPORTUNITIES  BALANCED GROWTH  OPPORTUNITIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  --------------  -----------  -----------  -------------  ---------------  -------------
INVESTMENT INCOME:
  Dividends..............   $  --          $   711,954       $  89        $   5        $   147         $  387         $ --
                            ----------     -----------       -----        -----        -------         ------         --------
CAPITAL GAINS INCOME.....      --              --            --              22         --             --               --
                            ----------     -----------       -----        -----        -------         ------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       85,309      (1,015,388)       (428)         228         (5,143)             7          (10,910)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,244,215       3,799,010         357         (157)         7,423            932           11,060
                            ----------     -----------       -----        -----        -------         ------         --------
    Net gain (loss) on
     investments.........    1,329,524       2,783,622         (71)          71          2,280            939              150
                            ----------     -----------       -----        -----        -------         ------         --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $1,329,524     $ 3,495,576       $  18        $  98        $ 2,427         $1,326         $    150
                            ==========     ===========       =====        =====        =======         ======         ========

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                           DEVELOPING GROWTH  FLEXIBLE INCOME  DIVIDEND GROWTH  GLOBAL EQUITY
                              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  ---------------  ---------------  -------------
INVESTMENT INCOME:
  Dividends..............       $--                $ 576           $1,135          $  258
                                -------            -----           ------          ------
CAPITAL GAINS INCOME.....       --                --               --              --
                                -------            -----           ------          ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (6,432)          --                2,387              87
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        10,994             (349)           1,084           3,607
                                -------            -----           ------          ------
    Net gain (loss) on
     investments.........         4,562             (349)           3,471           3,694
                                -------            -----           ------          ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $ 4,562            $ 227           $4,606          $3,952
                                =======            =====           ======          ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                                                   EQUALLY-WEIGHTED   PUTNAM AMERICAN         PUTNAM
                             GROWTH     MONEY MARKET   UTILITIES       S&P 500       GOVERNMENT INCOME  DIVERSIFIED INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           -----------  ------------  -----------  ----------------  -----------------  ------------------
INVESTMENT INCOME:
  Dividends..............      $ 5         $ 979        $--            $    29           $ 40,291            $143,897
                               ---         -----        -------        -------           --------            --------
CAPITAL GAINS INCOME.....    --            --            --                 47              2,463            --
                               ---         -----        -------        -------           --------            --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       22         --             2,397          6,795             (1,967)             16,225
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       13         --            (2,182)        (7,325)           (20,858)            (95,327)
                               ---         -----        -------        -------           --------            --------
    Net gain (loss) on
     investments.........       35         --               215           (530)           (22,825)            (79,102)
                               ---         -----        -------        -------           --------            --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $40         $ 979        $   215        $  (454)          $ 19,929            $ 64,795
                               ===         =====        =======        =======           ========            ========


                            PUTNAM GLOBAL
                           ASSET ALLOCATION
                             SUB-ACCOUNT
                           ----------------
INVESTMENT INCOME:
  Dividends..............      $ 18,014
                               --------
CAPITAL GAINS INCOME.....       --
                               --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (15,214)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        86,856
                               --------
    Net gain (loss) on
     investments.........        71,642
                               --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ 89,656
                               ========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                              PUTNAM           PUTNAM        PUTNAM GROWTH      PUTNAM
                           GLOBAL EQUITY  GROWTH AND INCOME  OPPORTUNITIES  HEALTH SCIENCES
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------------  -------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $  32,990        $266,197          $1,245          $ 1,544
                             ---------        --------          ------          -------
CAPITAL GAINS INCOME.....      --              --               --              --
                             ---------        --------          ------          -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (208,089)         39,207           2,749              701
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      448,674         483,162           3,090           77,283
                             ---------        --------          ------          -------
    Net gain (loss) on
     investments.........      240,585         522,369           5,839           77,984
                             ---------        --------          ------          -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ 273,575        $788,566          $7,084          $79,528
                             =========        ========          ======          =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                            PUTNAM           PUTNAM           PUTNAM
                             PUTNAM                      INTERNATIONAL    INTERNATIONAL    INTERNATIONAL
                           HIGH YIELD   PUTNAM INCOME  GROWTH AND INCOME     EQUITY      NEW OPPORTUNITIES  PUTNAM INVESTORS
                           SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------  -------------  -----------------  -------------  -----------------  ----------------
INVESTMENT INCOME:
  Dividends..............   $ 297,654     $ 71,465          $ 6,092          $13,537          $ 1,696           $ 9,084
                            ---------     --------          -------          -------          -------           -------
CAPITAL GAINS INCOME.....      --           23,126          --                --              --                --
                            ---------     --------          -------          -------          -------           -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      67,056          668            1,141           10,600              528             3,813
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (246,041)     (42,083)          75,350           74,948           33,092            48,331
                            ---------     --------          -------          -------          -------           -------
    Net gain (loss) on
     investments.........    (178,985)     (41,415)          76,491           85,548           33,620            52,144
                            ---------     --------          -------          -------          -------           -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 118,669     $ 53,176          $82,583          $99,085          $35,316           $61,228
                            =========     ========          =======          =======          =======           =======


                              PUTNAM
                           MONEY MARKET
                           SUB-ACCOUNT
                           ------------
INVESTMENT INCOME:
  Dividends..............    $94,830
                             -------
CAPITAL GAINS INCOME.....     --
                             -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     --
                             -------
    Net gain (loss) on
     investments.........     --
                             -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $94,830
                             =======

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                                PUTNAM          PUTNAM      PUTNAM OTC &
                           NEW OPPORTUNITIES   NEW VALUE   EMERGING GROWTH  PUTNAM RESEARCH
                              SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  -----------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............      $ 18,413         $14,121       $--              $  2,262
                               --------         -------       --------         --------
CAPITAL GAINS INCOME.....       --               --            --               --
                               --------         -------       --------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (36,689)          2,255        (20,666)         (12,315)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       523,823          82,575         27,860           19,610
                               --------         -------       --------         --------
    Net gain (loss) on
     investments.........       487,134          84,830          7,194            7,295
                               --------         -------       --------         --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $505,547         $98,951       $  7,194         $  9,557
                               ========         =======       ========         ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                 PUTNAM
                               PUTNAM       THE GEORGE PUTNAM  PUTNAM UTILITIES
                           SMALL CAP VALUE   FUND OF BOSTON    GROWTH AND INCOME  PUTNAM VISTA  PUTNAM VOYAGER  ENTERPRISE
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------------  -----------------  ------------  --------------  -----------
INVESTMENT INCOME:
  Dividends..............      $ 2,426           $24,997           $ 35,612         $ --          $  64,254        $   6
                               -------           -------           --------         --------      ---------        -----
CAPITAL GAINS INCOME.....       37,054           --                 --                --            --             --
                               -------           -------           --------         --------      ---------        -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       10,226             1,970             (8,217)         (18,719)      (170,666)        (455)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        1,251            22,144            112,668           91,254        469,606          468
                               -------           -------           --------         --------      ---------        -----
    Net gain (loss) on
     investments.........       11,477            24,114            104,451           72,535        298,940           13
                               -------           -------           --------         --------      ---------        -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $50,957           $49,111           $140,063         $ 72,535      $ 363,194        $  19
                               =======           =======           ========         ========      =========        =====


                           GROWTH AND INCOME
                              SUB-ACCOUNT
                           -----------------
INVESTMENT INCOME:
  Dividends..............        $ 16
                                 ----
CAPITAL GAINS INCOME.....          35
                                 ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          28
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         384
                                 ----
    Net gain (loss) on
     investments.........         412
                                 ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $463
                                 ====

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                 HARTFORD      HARTFORD CAPITAL       HARTFORD
                           HARTFORD ADVISERS   TOTAL RETURN      APPRECIATION    DIVIDEND AND GROWTH
                               HLS FUND        BOND HLS FUND       HLS FUND           HLS FUND
                              SUB-ACCOUNT     SUB-ACCOUNT (A)    SUB-ACCOUNT         SUB-ACCOUNT
                           -----------------  ---------------  ----------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................     $ 2,247,403       $ 1,107,122      $   730,065         $   651,161
  Capital gains income...       3,992,726           106,953       11,069,869           1,518,942
  Net realized gain
   (loss) on security
   transactions..........      (1,304,704)           (3,451)        (388,926)             37,033
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         (97,035)         (855,691)         (99,355)           (168,048)
                              -----------       -----------      -----------         -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       4,838,390           354,933       11,311,653           2,039,088
                              -----------       -----------      -----------         -----------
UNIT TRANSACTIONS:
  Purchases..............              73          --                     73           --
  Net transfers..........      (1,747,592)          305,767          646,907             378,720
  Surrenders for benefit
   payments and fees.....      (4,625,185)         (481,073)      (7,091,727)         (2,509,338)
  Net loan activity......        (352,688)          (68,254)          44,228             (48,477)
  Cost of insurance......      (1,644,756)         (360,718)      (1,779,179)           (827,602)
                              -----------       -----------      -----------         -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (8,370,148)         (604,278)      (8,179,698)         (3,006,697)
                              -----------       -----------      -----------         -----------
  Net increase (decrease)
   in net assets.........      (3,531,758)         (249,345)       3,131,955            (967,609)
NET ASSETS:
  Beginning of year......      72,517,661        15,279,730       79,451,088          36,340,028
                              -----------       -----------      -----------         -----------
  End of year............     $68,985,903       $15,030,385      $82,583,043         $35,372,419
                              ===========       ===========      ===========         ===========

(a)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
     2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                              HARTFORD        HARTFORD        HARTFORD         HARTFORD            HARTFORD        HARTFORD
                           GLOBAL ADVISERS  GLOBAL HEALTH  GLOBAL LEADERS  GLOBAL TECHNOLOGY  DISCIPLINED EQUITY  HIGH YIELD
                              HLS FUND        HLS FUND        HLS FUND         HLS FUND            HLS FUND        HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  -------------  --------------  -----------------  ------------------  -----------
OPERATIONS:
  Net investment income
   (loss)................    $  142,900      $    1,118      $   35,492        $   2,316          $   27,159      $  209,584
  Capital gains income...       --              112,485         --              --                  --                --
  Net realized gain
   (loss) on security
   transactions..........        28,667          16,872           2,797           10,134              38,343         (54,064)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (54,238)         51,924          50,657           59,276              77,560         (90,573)
                             ----------      ----------      ----------        ---------          ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       117,329         182,399          88,946           71,726             143,062          64,947
                             ----------      ----------      ----------        ---------          ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............       --              --              --              --                  --                --
  Net transfers..........      (165,519)         96,819         (57,361)         (97,880)           (179,638)       (307,581)
  Surrenders for benefit
   payments and fees.....      (111,336)       (222,384)       (313,690)         (67,317)            (65,128)        (55,108)
  Net loan activity......       (25,352)         (7,686)         (3,658)        --                  --               (10,417)
  Cost of insurance......       (92,068)        (34,882)       (103,866)         (16,874)            (56,242)        (67,124)
                             ----------      ----------      ----------        ---------          ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (394,275)       (168,133)       (478,575)        (182,071)           (301,008)       (440,230)
                             ----------      ----------      ----------        ---------          ----------      ----------
  Net increase (decrease)
   in net assets.........      (276,946)         14,266        (389,629)        (110,345)           (157,946)       (375,283)
NET ASSETS:
  Beginning of year......     4,187,539       1,663,005       4,912,190          811,382           2,526,239       3,401,885
                             ----------      ----------      ----------        ---------          ----------      ----------
  End of year............    $3,910,593      $1,677,271      $4,522,561        $ 701,037          $2,368,293      $3,026,602
                             ==========      ==========      ==========        =========          ==========      ==========


                           HARTFORD INDEX
                              HLS FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment income
   (loss)................   $   320,571
  Capital gains income...       535,239
  Net realized gain
   (loss) on security
   transactions..........       165,112
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (292,134)
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       728,788
                            -----------
UNIT TRANSACTIONS:
  Purchases..............       --
  Net transfers..........      (542,980)
  Surrenders for benefit
   payments and fees.....    (1,010,511)
  Net loan activity......      (331,001)
  Cost of insurance......      (418,732)
                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (2,303,224)
                            -----------
  Net increase (decrease)
   in net assets.........    (1,574,436)
NET ASSETS:
  Beginning of year......    18,538,839
                            -----------
  End of year............   $16,964,403
                            ===========

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                             HARTFORD
                           INTERNATIONAL                     HARTFORD         HARTFORD
                           OPPORTUNITIES  HARTFORD MIDCAP  MONEY MARKET  MORTGAGE SECURITIES
                             HLS FUND        HLS FUND        HLS FUND         HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  ---------------  ------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................   $   --          $    71,847    $   399,449       $  166,614
  Capital gains income...       --            2,637,506        --              --
  Net realized gain
   (loss) on security
   transactions..........       (83,120)         14,818        --                (7,295)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,506,276          49,310        --               (67,908)
                            -----------     -----------    -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,423,156       2,773,481        399,449           91,411
                            -----------     -----------    -----------       ----------
UNIT TRANSACTIONS:
  Purchases..............       --             --              --              --
  Net transfers..........       164,576         942,647      1,266,819         (272,273)
  Surrenders for benefit
   payments and fees.....      (871,469)       (978,688)    (4,250,876)        (200,234)
  Net loan activity......        (7,345)        (86,268)       317,528          (20,477)
  Cost of insurance......      (241,109)       (419,681)      (337,932)         (93,049)
                            -----------     -----------    -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (955,347)       (541,990)    (3,004,461)        (586,033)
                            -----------     -----------    -----------       ----------
  Net increase (decrease)
   in net assets.........       467,809       2,231,491     (2,605,012)        (494,622)
NET ASSETS:
  Beginning of year......    10,408,344      17,027,600     15,137,235        4,166,881
                            -----------     -----------    -----------       ----------
  End of year............   $10,876,153     $19,259,091    $12,532,223       $3,672,259
                            ===========     ===========    ===========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                             HARTFORD
                           SMALL COMPANY  HARTFORD STOCK                U.S. MID      AMERICAN                         CAPITAL
                             HLS FUND        HLS FUND     HIGH YIELD    CAP VALUE   OPPORTUNITIES  BALANCED GROWTH  OPPORTUNITIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  --------------  -----------  -----------  -------------  ---------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $  --          $   711,954      $    89      $     5      $    147         $   387        $ --
  Capital gains income...      --              --            --               22        --             --               --
  Net realized gain
   (loss) on security
   transactions..........       85,309      (1,015,388)        (428)         228        (5,143)              7         (10,910)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,244,215       3,799,010          357         (157)        7,423             932          11,060
                            ----------     -----------      -------      -------      --------         -------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,329,524       3,495,576           18           98         2,427           1,326             150
                            ----------     -----------      -------      -------      --------         -------        --------
UNIT TRANSACTIONS:
  Purchases..............      --              --            --           --            --             --               --
  Net transfers..........       51,958        (483,389)      --           --            (5,878)          4,725          (2,075)
  Surrenders for benefit
   payments and fees.....     (515,775)     (1,898,063)      (1,192)      (1,616)      (12,380)            (14)         (6,693)
  Net loan activity......      (19,386)        (94,087)      --           --            --             --               --
  Cost of insurance......     (160,303)       (892,681)      --           --              (592)           (384)            (75)
                            ----------     -----------      -------      -------      --------         -------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (643,506)     (3,368,220)      (1,192)      (1,616)      (18,850)          4,327          (8,843)
                            ----------     -----------      -------      -------      --------         -------        --------
  Net increase (decrease)
   in net assets.........      686,018         127,356       (1,174)      (1,518)      (16,423)          5,653          (8,693)
NET ASSETS:
  Beginning of year......    7,016,468      38,961,654        1,174        1,518        38,979          13,650          10,575
                            ----------     -----------      -------      -------      --------         -------        --------
  End of year............   $7,702,486     $39,089,010      $--          $--          $ 22,556         $19,303        $  1,882
                            ==========     ===========      =======      =======      ========         =======        ========

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                           DEVELOPING GROWTH  FLEXIBLE INCOME  DIVIDEND GROWTH  GLOBAL EQUITY
                              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  ---------------  ---------------  -------------
OPERATIONS:
  Net investment income
   (loss)................      $--                $  576          $  1,135         $   258
  Capital gains income...       --                --               --               --
  Net realized gain
   (loss) on security
   transactions..........        (6,432)          --                 2,387              87
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        10,994             (349)            1,084           3,607
                               --------           ------          --------         -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         4,562              227             4,606           3,952
                               --------           ------          --------         -------
UNIT TRANSACTIONS:
  Purchases..............       --                --               --               --
  Net transfers..........       --                --               --               --
  Surrenders for benefit
   payments and fees.....       (25,491)              (7)          (22,822)            (22)
  Net loan activity......       --                --               --               --
  Cost of insurance......          (727)            (189)           (2,184)           (968)
                               --------           ------          --------         -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (26,218)            (196)          (25,006)           (990)
                               --------           ------          --------         -------
  Net increase (decrease)
   in net assets.........       (21,656)              31           (20,400)          2,962
NET ASSETS:
  Beginning of year......        52,898            8,050           112,646          37,880
                               --------           ------          --------         -------
  End of year............      $ 31,242           $8,081          $ 92,246         $40,842
                               ========           ======          ========         =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                                                   EQUALLY-WEIGHTED   PUTNAM AMERICAN         PUTNAM
                             GROWTH     MONEY MARKET   UTILITIES       S&P 500       GOVERNMENT INCOME  DIVERSIFIED INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           -----------  ------------  -----------  ----------------  -----------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................    $     5      $   979      $ --            $     29         $   40,291          $  143,897
  Capital gains income...     --           --            --                  47              2,463            --
  Net realized gain
   (loss) on security
   transactions..........         22       --             2,397           6,795             (1,967)             16,225
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         13       --            (2,182)         (7,325)           (20,858)            (95,327)
                             -------      -------      --------        --------         ----------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         40          979           215            (454)            19,929              64,795
                             -------      -------      --------        --------         ----------          ----------
UNIT TRANSACTIONS:
  Purchases..............     --           --            --             --                --                  --
  Net transfers..........     --           --            --              (2,989)           101,600             (96,946)
  Surrenders for benefit
   payments and fees.....     (1,375)      (2,136)      (27,385)        (31,531)            (5,822)           (103,172)
  Net loan activity......     --           --            --             --                --                  --
  Cost of insurance......     --             (826)          (52)           (168)           (35,830)            (51,019)
                             -------      -------      --------        --------         ----------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (1,375)      (2,962)      (27,437)        (34,688)            59,948            (251,137)
                             -------      -------      --------        --------         ----------          ----------
  Net increase (decrease)
   in net assets.........     (1,335)      (1,983)      (27,222)        (35,142)            79,877            (186,342)
NET ASSETS:
  Beginning of year......      1,335       37,175        27,222          38,398          1,141,803           2,114,860
                             -------      -------      --------        --------         ----------          ----------
  End of year............    $--          $35,192      $ --            $  3,256         $1,221,680          $1,928,518
                             =======      =======      ========        ========         ==========          ==========


                            PUTNAM GLOBAL
                           ASSET ALLOCATION
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................     $   18,014
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........        (15,214)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         86,856
                              ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         89,656
                              ----------
UNIT TRANSACTIONS:
  Purchases..............       --
  Net transfers..........         15,823
  Surrenders for benefit
   payments and fees.....       (111,938)
  Net loan activity......         49,566
  Cost of insurance......        (28,953)
                              ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (75,502)
                              ----------
  Net increase (decrease)
   in net assets.........         14,154
NET ASSETS:
  Beginning of year......      1,301,518
                              ----------
  End of year............     $1,315,672
                              ==========

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                              PUTNAM           PUTNAM        PUTNAM GROWTH      PUTNAM
                           GLOBAL EQUITY  GROWTH AND INCOME  OPPORTUNITIES  HEALTH SCIENCES
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------------  -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $   32,990       $   266,197        $ 1,245        $  1,544
  Capital gains income...      --               --               --             --
  Net realized gain
   (loss) on security
   transactions..........     (208,089)           39,207          2,749             701
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      448,674           483,162          3,090          77,283
                            ----------       -----------        -------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      273,575           788,566          7,084          79,528
                            ----------       -----------        -------        --------
UNIT TRANSACTIONS:
  Purchases..............      --               --               --             --
  Net transfers..........       51,739          (378,928)        44,900         422,068
  Surrenders for benefit
   payments and fees.....     (443,729)         (927,061)           (52)        (12,253)
  Net loan activity......       15,629           (35,732)        --             --
  Cost of insurance......      (75,877)         (364,798)        (3,442)        (15,788)
                            ----------       -----------        -------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (452,238)       (1,706,519)        41,406         394,027
                            ----------       -----------        -------        --------
  Net increase (decrease)
   in net assets.........     (178,663)         (917,953)        48,490         473,555
NET ASSETS:
  Beginning of year......    3,446,296        15,803,430         35,602         368,157
                            ----------       -----------        -------        --------
  End of year............   $3,267,633       $14,885,477        $84,092        $841,712
                            ==========       ===========        =======        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                                            PUTNAM           PUTNAM           PUTNAM
                             PUTNAM                      INTERNATIONAL    INTERNATIONAL    INTERNATIONAL
                           HIGH YIELD   PUTNAM INCOME  GROWTH AND INCOME     EQUITY      NEW OPPORTUNITIES  PUTNAM INVESTORS
                           SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------  -------------  -----------------  -------------  -----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................  $  297,654    $   71,465        $  6,092         $  13,537        $  1,696           $  9,084
  Capital gains income...      --            23,126         --                --              --                 --
  Net realized gain
   (loss) on security
   transactions..........      67,056           668           1,141            10,600             528              3,813
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (246,041)      (42,083)         75,350            74,948          33,092             48,331
                           ----------    ----------        --------         ---------        --------           --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     118,669        53,176          82,583            99,085          35,316             61,228
                           ----------    ----------        --------         ---------        --------           --------
UNIT TRANSACTIONS:
  Purchases..............      --           --              --                --              --                 --
  Net transfers..........    (328,351)      173,560         130,187           (38,490)         48,048             39,669
  Surrenders for benefit
   payments and fees.....    (356,770)     (142,441)        (60,602)          (36,189)        (12,736)           (16,007)
  Net loan activity......      18,212        (5,581)        --                 (4,164)        --                  (6,186)
  Cost of insurance......     (93,541)      (57,533)        (13,626)          (21,234)         (5,092)           (19,218)
                           ----------    ----------        --------         ---------        --------           --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (760,450)      (31,995)         55,959          (100,077)         30,220             (1,742)
                           ----------    ----------        --------         ---------        --------           --------
  Net increase (decrease)
   in net assets.........    (641,781)       21,181         138,542              (992)         65,536             59,486
NET ASSETS:
  Beginning of year......   3,986,892     2,076,833         514,342           901,799         189,325            704,883
                           ----------    ----------        --------         ---------        --------           --------
  End of year............  $3,345,111    $2,098,014        $652,884         $ 900,807        $254,861           $764,369
                           ==========    ==========        ========         =========        ========           ========


                              PUTNAM
                           MONEY MARKET
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment income
   (loss)................  $    94,830
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      --
                           -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       94,830
                           -----------
UNIT TRANSACTIONS:
  Purchases..............      --
  Net transfers..........     (976,743)
  Surrenders for benefit
   payments and fees.....     (656,619)
  Net loan activity......      (17,468)
  Cost of insurance......      (82,397)
                           -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (1,733,227)
                           -----------
  Net increase (decrease)
   in net assets.........   (1,638,397)
NET ASSETS:
  Beginning of year......    4,026,247
                           -----------
  End of year............  $ 2,387,850
                           ===========

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                                PUTNAM          PUTNAM      PUTNAM OTC &
                           NEW OPPORTUNITIES   NEW VALUE   EMERGING GROWTH  PUTNAM RESEARCH
                              SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  -----------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................     $   18,413      $   14,121      $--              $  2,262
  Capital gains income...       --                --           --               --
  Net realized gain
   (loss) on security
   transactions..........        (36,689)          2,255       (20,666)         (12,315)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        523,823          82,575        27,860           19,610
                              ----------      ----------      --------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        505,547          98,951         7,194            9,557
                              ----------      ----------      --------         --------
UNIT TRANSACTIONS:
  Purchases..............       --                --           --               --
  Net transfers..........        111,434         459,704        (7,179)         (13,121)
  Surrenders for benefit
   payments and fees.....       (304,596)        (89,884)          (56)         (21,968)
  Net loan activity......         36,170         (34,313)      --               (18,636)
  Cost of insurance......       (127,265)        (36,522)       (2,332)          (5,653)
                              ----------      ----------      --------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (284,257)        298,985        (9,567)         (59,378)
                              ----------      ----------      --------         --------
  Net increase (decrease)
   in net assets.........        221,290         397,936        (2,373)         (49,821)
NET ASSETS:
  Beginning of year......      5,274,057       1,310,575       101,377          277,925
                              ----------      ----------      --------         --------
  End of year............     $5,495,347      $1,708,511      $ 99,004         $228,104
                              ==========      ==========      ========         ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                                 PUTNAM
                               PUTNAM       THE GEORGE PUTNAM  PUTNAM UTILITIES
                           SMALL CAP VALUE   FUND OF BOSTON    GROWTH AND INCOME  PUTNAM VISTA  PUTNAM VOYAGER  ENTERPRISE
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------------  -----------------  ------------  --------------  -----------
OPERATIONS:
  Net investment income
   (loss)................     $  2,426         $   24,997         $   35,612        $ --         $    64,254       $   6
  Capital gains income...       37,054           --                 --                --             --            --
  Net realized gain
   (loss) on security
   transactions..........       10,226              1,970             (8,217)        (18,719)       (170,666)       (455)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        1,251             22,144            112,668          91,254         469,606         468
                              --------         ----------         ----------        --------     -----------       -----
  Net increase (decrease)
   in net assets
   resulting from
   operations............       50,957             49,111            140,063          72,535         363,194          19
                              --------         ----------         ----------        --------     -----------       -----
UNIT TRANSACTIONS:
  Purchases..............      --                --                 --                --             --            --
  Net transfers..........       57,592            327,182             54,703          35,249        (233,698)      --
  Surrenders for benefit
   payments and fees.....      (20,206)           (18,394)           (75,203)        (23,922)       (649,617)       (858)
  Net loan activity......        5,534             (8,415)            (3,958)         --              46,732       --
  Cost of insurance......      (16,391)           (28,345)           (42,242)        (14,887)       (167,316)      --
                              --------         ----------         ----------        --------     -----------       -----
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       26,529            272,028            (66,700)         (3,560)     (1,003,899)       (858)
                              --------         ----------         ----------        --------     -----------       -----
  Net increase (decrease)
   in net assets.........       77,486            321,139             73,363          68,975        (640,705)       (839)
NET ASSETS:
  Beginning of year......      648,958            881,872          1,633,626         601,135       7,377,233         839
                              --------         ----------         ----------        --------     -----------       -----
  End of year............     $726,444         $1,203,011         $1,706,989        $670,110     $ 6,736,528       $--
                              ========         ==========         ==========        ========     ===========       =====


                           GROWTH AND INCOME
                              SUB-ACCOUNT
                           -----------------
OPERATIONS:
  Net investment income
   (loss)................       $    16
  Capital gains income...            35
  Net realized gain
   (loss) on security
   transactions..........            28
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           384
                                -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           463
                                -------
UNIT TRANSACTIONS:
  Purchases..............       --
  Net transfers..........         6,217
  Surrenders for benefit
   payments and fees.....        (1,506)
  Net loan activity......       --
  Cost of insurance......           (75)
                                -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         4,636
                                -------
  Net increase (decrease)
   in net assets.........         5,099
NET ASSETS:
  Beginning of year......         1,430
                                -------
  End of year............       $ 6,529
                                =======

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                             HARTFORD CAPITAL       HARTFORD
                           HARTFORD ADVISERS  HARTFORD BOND    APPRECIATION    DIVIDEND AND GROWTH
                               HLS FUND         HLS FUND         HLS FUND           HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
                           -----------------  -------------  ----------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................     $ 1,497,771      $   723,572     $   245,172         $   461,161
  Capital gains income...        --                398,944        --                 --
  Net realized gain
   (loss) on security
   transactions..........      (1,202,001)         179,057         293,806              32,904
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       2,343,618         (602,307)     12,452,709           3,529,657
                              -----------      -----------     -----------         -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       2,639,388          699,266      12,991,687           4,023,722
                              -----------      -----------     -----------         -----------
UNIT TRANSACTIONS:
  Purchases..............           1,016          --                1,015           --
  Net transfers..........      (1,895,890)      (1,150,659)        672,169             674,761
  Surrenders for benefit
   payments and fees.....      (2,910,214)        (684,098)     (3,103,386)         (1,143,972)
  Net loan activity......        (203,944)         (22,706)       (343,850)           (113,132)
  Cost of insurance......      (1,750,202)        (379,123)     (1,692,436)           (797,533)
                              -----------      -----------     -----------         -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (6,759,234)      (2,236,586)     (4,466,488)         (1,379,876)
                              -----------      -----------     -----------         -----------
  Net increase (decrease)
   in net assets.........      (4,119,846)      (1,537,320)      8,525,199           2,643,846
NET ASSETS:
  Beginning of year......      76,637,507       16,817,050      70,925,889          33,696,182
                              -----------      -----------     -----------         -----------
  End of year............     $72,517,661      $15,279,730     $79,451,088         $36,340,028
                              ===========      ===========     ===========         ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                              HARTFORD        HARTFORD        HARTFORD         HARTFORD            HARTFORD        HARTFORD
                           GLOBAL ADVISERS  GLOBAL HEALTH  GLOBAL LEADERS  GLOBAL TECHNOLOGY  DISCIPLINED EQUITY  HIGH YIELD
                              HLS FUND        HLS FUND        HLS FUND         HLS FUND            HLS FUND        HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  -------------  --------------  -----------------  ------------------  -----------
OPERATIONS:
  Net investment income
   (loss)................    $      712      $    1,096      $   24,329       $ --                $   26,438      $   97,732
  Capital gains income...       --               59,376         --              --                  --                --
  Net realized gain
   (loss) on security
   transactions..........           998          23,959         (25,141)         (66,294)              3,331          26,346
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       466,482         100,859         703,178            5,135             164,242          41,556
                             ----------      ----------      ----------       ----------          ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       468,192         185,290         702,366          (61,159)            194,011         165,634
                             ----------      ----------      ----------       ----------          ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............       --              --              --              --                  --                --
  Net transfers..........       312,028        (120,416)        593,031         (309,076)             25,864       1,230,969
  Surrenders for benefit
   payments and fees.....       (54,943)       (132,415)       (104,750)         (37,157)            (41,704)       (105,865)
  Net loan activity......       (23,331)         (3,964)          8,290          (17,977)            (11,023)         (4,420)
  Cost of insurance......       (90,502)        (39,249)       (100,269)         (23,064)            (56,579)        (52,300)
                             ----------      ----------      ----------       ----------          ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       143,252        (296,044)        396,302         (387,274)            (83,442)      1,068,384
                             ----------      ----------      ----------       ----------          ----------      ----------
  Net increase (decrease)
   in net assets.........       611,444        (110,754)      1,098,668         (448,433)            110,569       1,234,018
NET ASSETS:
  Beginning of year......     3,576,095       1,773,759       3,813,522        1,259,815           2,415,670       2,167,867
                             ----------      ----------      ----------       ----------          ----------      ----------
  End of year............    $4,187,539      $1,663,005      $4,912,190       $  811,382          $2,526,239      $3,401,885
                             ==========      ==========      ==========       ==========          ==========      ==========


                           HARTFORD INDEX
                              HLS FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment income
   (loss)................   $   227,398
  Capital gains income...        61,316
  Net realized gain
   (loss) on security
   transactions..........        (1,124)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,496,463
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,784,053
                            -----------
UNIT TRANSACTIONS:
  Purchases..............       --
  Net transfers..........      (223,277)
  Surrenders for benefit
   payments and fees.....      (543,842)
  Net loan activity......       (80,237)
  Cost of insurance......      (440,599)
                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,287,955)
                            -----------
  Net increase (decrease)
   in net assets.........       496,098
NET ASSETS:
  Beginning of year......    18,042,741
                            -----------
  End of year............   $18,538,839
                            ===========

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                             HARTFORD
                           INTERNATIONAL                     HARTFORD         HARTFORD
                           OPPORTUNITIES  HARTFORD MIDCAP  MONEY MARKET  MORTGAGE SECURITIES
                             HLS FUND        HLS FUND        HLS FUND         HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  ---------------  ------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................   $    68,074     $    41,331    $   155,877       $   214,369
  Capital gains income...       --             --              --                  7,896
  Net realized gain
   (loss) on security
   transactions..........        (4,484)         18,658        --                 26,037
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,526,318       2,305,141        --                (65,784)
                            -----------     -----------    -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,589,908       2,365,130        155,877           182,518
                            -----------     -----------    -----------       -----------
UNIT TRANSACTIONS:
  Purchases..............       --                  315        --              --
  Net transfers..........       500,034        (103,299)     3,330,143          (816,291)
  Surrenders for benefit
   payments and fees.....      (282,038)       (502,773)    (6,329,745)         (401,396)
  Net loan activity......        (6,680)        (67,541)      (259,728)           10,168
  Cost of insurance......      (216,920)       (376,257)      (393,152)         (107,280)
                            -----------     -----------    -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (5,604)     (1,049,555)    (3,652,482)       (1,314,799)
                            -----------     -----------    -----------       -----------
  Net increase (decrease)
   in net assets.........     1,584,304       1,315,575     (3,496,605)       (1,132,281)
NET ASSETS:
  Beginning of year......     8,824,040      15,712,025     18,633,840         5,299,162
                            -----------     -----------    -----------       -----------
  End of year............   $10,408,344     $17,027,600    $15,137,235       $ 4,166,881
                            ===========     ===========    ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                             HARTFORD
                           SMALL COMPANY  HARTFORD STOCK                U.S. MID      AMERICAN                         CAPITAL
                             HLS FUND        HLS FUND     HIGH YIELD    CAP VALUE   OPPORTUNITIES  BALANCED GROWTH  OPPORTUNITIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  --------------  -----------  -----------  -------------  ---------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $   --         $   416,133      $   68       $--           $   130         $   295         $--
  Capital gains income...       --             --            --           --            --             --               --
  Net realized gain
   (loss) on security
   transactions..........       138,887     (1,422,956)      --           --               (38)              6            (425)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       672,090      2,555,565          34          193          2,894           1,052           2,390
                            -----------    -----------      ------       ------        -------         -------         -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       810,977      1,548,742         102          193          2,986           1,353           1,965
                            -----------    -----------      ------       ------        -------         -------         -------
UNIT TRANSACTIONS:
  Purchases..............       --             --            --           --            --             --               --
  Net transfers..........    (1,092,949)    (1,627,142)      --           --            --             --               --
  Surrenders for benefit
   payments and fees.....      (230,157)    (1,317,352)      --           --               (29)            (12)             (4)
  Net loan activity......       (56,367)       (59,382)      --           --            --             --               --
  Cost of insurance......      (175,642)      (933,816)      --           --              (879)           (302)           (222)
                            -----------    -----------      ------       ------        -------         -------         -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,555,115)    (3,937,692)      --           --              (908)           (314)           (226)
                            -----------    -----------      ------       ------        -------         -------         -------
  Net increase (decrease)
   in net assets.........      (744,138)    (2,388,950)        102          193          2,078           1,039           1,739
NET ASSETS:
  Beginning of year......     7,760,606     41,350,604       1,072        1,325         36,901          12,611           8,836
                            -----------    -----------      ------       ------        -------         -------         -------
  End of year............   $ 7,016,468    $38,961,654      $1,174       $1,518        $38,979         $13,650         $10,575
                            ===========    ===========      ======       ======        =======         =======         =======

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                           DEVELOPING GROWTH  FLEXIBLE INCOME  DIVIDEND GROWTH  GLOBAL EQUITY
                              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  ---------------  ---------------  -------------
OPERATIONS:
  Net investment income
   (loss)................       $--               $  643          $  1,701         $    88
  Capital gains income...       --                --               --               --
  Net realized gain
   (loss) on security
   transactions..........           (20)               1               107              16
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         9,737             (113)            6,851           2,759
                                -------           ------          --------         -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         9,717              531             8,659           2,863
                                -------           ------          --------         -------
UNIT TRANSACTIONS:
  Purchases..............       --                --               --               --
  Net transfers..........       --                --               --               --
  Surrenders for benefit
   payments and fees.....           (14)              (9)              (54)            (24)
  Net loan activity......       --                --               --               --
  Cost of insurance......        (1,114)            (183)           (2,557)           (900)
                                -------           ------          --------         -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (1,128)            (192)           (2,611)           (924)
                                -------           ------          --------         -------
  Net increase (decrease)
   in net assets.........         8,589              339             6,048           1,939
NET ASSETS:
  Beginning of year......        44,309            7,711           106,598          35,941
                                -------           ------          --------         -------
  End of year............       $52,898           $8,050          $112,646         $37,880
                                =======           ======          ========         =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                                                   EQUALLY-WEIGHTED   PUTNAM AMERICAN         PUTNAM
                             GROWTH     MONEY MARKET   UTILITIES       S&P 500       GOVERNMENT INCOME  DIVERSIFIED INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT (A)      SUB-ACCOUNT        SUB-ACCOUNT
                           -----------  ------------  -----------  ----------------  -----------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................    $    3       $   321       $   537        $   282          $   52,119          $  181,783
  Capital gains income...     --           --            --            --                   19,526            --
  Net realized gain
   (loss) on security
   transactions..........     --           --                18            107             (10,615)              1,411
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        92        --             4,830          5,124             (31,123)              3,047
                             ------       -------       -------        -------          ----------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        95           321         5,385          5,513              29,907             186,241
                             ------       -------       -------        -------          ----------          ----------
UNIT TRANSACTIONS:
  Purchases..............     --           --            --            --                 --                  --
  Net transfers..........     --           --            --            --                 (117,399)            228,871
  Surrenders for benefit
   payments and fees.....     --              (30)       --                 (6)            (22,437)           (123,340)
  Net loan activity......     --           --            --            --                 --                  --
  Cost of insurance......     --             (832)         (559)          (817)            (36,309)            (52,705)
                             ------       -------       -------        -------          ----------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     --             (862)         (559)          (823)           (176,145)             52,826
                             ------       -------       -------        -------          ----------          ----------
  Net increase (decrease)
   in net assets.........        95          (541)        4,826          4,690            (146,238)            239,067
NET ASSETS:
  Beginning of year......     1,240        37,716        22,396         33,708           1,288,041           1,875,793
                             ------       -------       -------        -------          ----------          ----------
  End of year............    $1,335       $37,175       $27,222        $38,398          $1,141,803          $2,114,860
                             ======       =======       =======        =======          ==========          ==========


                            PUTNAM GLOBAL
                           ASSET ALLOCATION
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................     $   45,036
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........        (70,839)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        144,753
                              ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        118,950
                              ----------
UNIT TRANSACTIONS:
  Purchases..............             60
  Net transfers..........        (96,327)
  Surrenders for benefit
   payments and fees.....       (165,407)
  Net loan activity......            857
  Cost of insurance......        (34,616)
                              ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (295,433)
                              ----------
  Net increase (decrease)
   in net assets.........       (176,483)
NET ASSETS:
  Beginning of year......      1,478,001
                              ----------
  End of year............     $1,301,518
                              ==========

(a) Formerly Morgan Stanley Select Dimensions Value-Added Market Portfolio Sub-Account. Change effective November 1, 2004.

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                              PUTNAM           PUTNAM        PUTNAM GROWTH      PUTNAM
                           GLOBAL EQUITY  GROWTH AND INCOME  OPPORTUNITIES  HEALTH SCIENCES
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------------  -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $   77,257       $   278,249       $     37        $  1,355
  Capital gains income...      --               --               --             --
  Net realized gain
   (loss) on security
   transactions..........     (251,518)           24,914          6,949             838
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      605,405         1,374,109         (4,142)         23,298
                            ----------       -----------       --------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      431,144         1,677,272          2,844          25,491
                            ----------       -----------       --------        --------
UNIT TRANSACTIONS:
  Purchases..............           40          --               --             --
  Net transfers..........      (92,070)           26,352        (57,604)         12,246
  Surrenders for benefit
   payments and fees.....     (229,518)         (967,028)           (43)           (984)
  Net loan activity......      (13,758)         (109,980)        --              (1,280)
  Cost of insurance......      (84,214)         (385,824)          (895)         (8,874)
                            ----------       -----------       --------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (419,520)       (1,436,480)       (58,542)          1,108
                            ----------       -----------       --------        --------
  Net increase (decrease)
   in net assets.........       11,624           240,792        (55,698)         26,599
NET ASSETS:
  Beginning of year......    3,434,672        15,562,638         91,300         341,558
                            ----------       -----------       --------        --------
  End of year............   $3,446,296       $15,803,430       $ 35,602        $368,157
                            ==========       ===========       ========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                                            PUTNAM           PUTNAM           PUTNAM
                             PUTNAM                      INTERNATIONAL    INTERNATIONAL    INTERNATIONAL
                           HIGH YIELD   PUTNAM INCOME  GROWTH AND INCOME     EQUITY      NEW OPPORTUNITIES  PUTNAM INVESTORS
                           SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------  -------------  -----------------  -------------  -----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................  $  336,761    $   85,843        $  7,896         $ 14,450         $  2,829           $  4,543
  Capital gains income...      --           --              --                --              --                 --
  Net realized gain
   (loss) on security
   transactions..........      58,180        18,432           7,312           26,768            2,515              8,949
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      14,547        (6,237)         82,622           84,293           16,008             70,091
                           ----------    ----------        --------         --------         --------           --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     409,488        98,038          97,830          125,511           21,352             83,583
                           ----------    ----------        --------         --------         --------           --------
UNIT TRANSACTIONS:
  Purchases..............      --           --              --                    60          --                 --
  Net transfers..........    (216,074)     (260,649)         31,310          (14,216)         (56,139)           (41,972)
  Surrenders for benefit
   payments and fees.....    (276,405)     (186,481)        (37,134)         (49,113)          (1,318)            (7,611)
  Net loan activity......     (19,747)       10,965          35,178           (3,960)          (4,401)           (13,013)
  Cost of insurance......    (103,662)      (56,716)        (12,919)         (20,710)          (5,260)           (17,220)
                           ----------    ----------        --------         --------         --------           --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (615,888)     (492,881)         16,435          (87,939)         (67,118)           (79,816)
                           ----------    ----------        --------         --------         --------           --------
  Net increase (decrease)
   in net assets.........    (206,400)     (394,843)        114,265           37,572          (45,766)             3,767
NET ASSETS:
  Beginning of year......   4,193,292     2,471,676         400,077          864,227          235,091            701,116
                           ----------    ----------        --------         --------         --------           --------
  End of year............  $3,986,892    $2,076,833        $514,342         $901,799         $189,325           $704,883
                           ==========    ==========        ========         ========         ========           ========


                              PUTNAM
                           MONEY MARKET
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment income
   (loss)................  $    42,217
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      --
                           -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       42,217
                           -----------
UNIT TRANSACTIONS:
  Purchases..............      --
  Net transfers..........    1,067,470
  Surrenders for benefit
   payments and fees.....   (1,893,437)
  Net loan activity......       11,991
  Cost of insurance......     (112,433)
                           -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (926,409)
                           -----------
  Net increase (decrease)
   in net assets.........     (884,192)
NET ASSETS:
  Beginning of year......    4,910,439
                           -----------
  End of year............  $ 4,026,247
                           ===========

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                PUTNAM          PUTNAM      PUTNAM OTC &
                           NEW OPPORTUNITIES   NEW VALUE   EMERGING GROWTH  PUTNAM RESEARCH
                              SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  -----------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................     $ --            $   10,889      $--              $    461
  Capital gains income...       --                --           --               --
  Net realized gain
   (loss) on security
   transactions..........        (48,013)          3,608       (57,609)          (6,712)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        558,798         158,434        66,031           24,991
                              ----------      ----------      --------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        510,785         172,931         8,422           18,740
                              ----------      ----------      --------         --------
UNIT TRANSACTIONS:
  Purchases..............             40          --           --               --
  Net transfers..........       (164,563)        177,624       (32,349)         (24,650)
  Surrenders for benefit
   payments and fees.....       (263,935)        (56,826)         (408)            (154)
  Net loan activity......         (7,093)         (1,357)       (2,209)          (2,650)
  Cost of insurance......       (131,185)        (27,201)       (2,681)          (6,685)
                              ----------      ----------      --------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (566,736)         92,240       (37,647)         (34,139)
                              ----------      ----------      --------         --------
  Net increase (decrease)
   in net assets.........        (55,951)        265,171       (29,225)         (15,399)
NET ASSETS:
  Beginning of year......      5,330,008       1,045,404       130,602          293,324
                              ----------      ----------      --------         --------
  End of year............     $5,274,057      $1,310,575      $101,377         $277,925
                              ==========      ==========      ========         ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                                 PUTNAM
                               PUTNAM       THE GEORGE PUTNAM  PUTNAM UTILITIES
                           SMALL CAP VALUE   FUND OF BOSTON    GROWTH AND INCOME  PUTNAM VISTA  PUTNAM VOYAGER  ENTERPRISE
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------------  -----------------  ------------  --------------  -----------
OPERATIONS:
  Net investment income
   (loss)................     $  3,181          $ 18,975          $   35,084       $  --         $    36,623       $  3
  Capital gains income...      --                --                 --                --             --           --
  Net realized gain
   (loss) on security
   transactions..........       10,664             6,875              (1,660)       (148,173)       (295,817)     --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      131,366            49,024             261,515         257,940         639,926         30
                              --------          --------          ----------       ---------     -----------       ----
  Net increase (decrease)
   in net assets
   resulting from
   operations............      145,211            74,874             294,939         109,767         380,732         33
                              --------          --------          ----------       ---------     -----------       ----
UNIT TRANSACTIONS:
  Purchases..............      --                --                 --                --             --           --
  Net transfers..........       54,469            79,190              27,868        (163,935)       (490,386)     --
  Surrenders for benefit
   payments and fees.....      (42,792)          (89,289)            (49,508)        (32,173)       (649,159)     --
  Net loan activity......       (2,690)          (34,989)             27,640          --             (17,075)     --
  Cost of insurance......      (16,068)          (22,215)            (38,635)        (15,931)       (195,571)     --
                              --------          --------          ----------       ---------     -----------       ----
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (7,081)          (67,303)            (32,635)       (212,039)     (1,352,191)     --
                              --------          --------          ----------       ---------     -----------       ----
  Net increase (decrease)
   in net assets.........      138,130             7,571             262,304        (102,272)       (971,459)        33
NET ASSETS:
  Beginning of year......      510,828           874,301           1,371,322         703,407       8,348,692        806
                              --------          --------          ----------       ---------     -----------       ----
  End of year............     $648,958          $881,872          $1,633,626       $ 601,135     $ 7,377,233       $839
                              ========          ========          ==========       =========     ===========       ====


                           GROWTH AND INCOME
                              SUB-ACCOUNT
                           -----------------
OPERATIONS:
  Net investment income
   (loss)................       $   13
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          167
                                ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      --
                                ------
UNIT TRANSACTIONS:
  Purchases..............      --
  Net transfers..........      --
  Surrenders for benefit
   payments and fees.....      --
  Net loan activity......      --
  Cost of insurance......      --
                                ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      --
                                ------
  Net increase (decrease)
   in net assets.........          180
NET ASSETS:
  Beginning of year......        1,250
                                ------
  End of year............       $1,430
                                ======

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005

 1.  ORGANIZATION:

    Separate Account Five (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund. Additionally the Account invests in the following Sub-Accounts of the Morgan Stanley Select Dimensions Investment Series: American Opportunities, Balanced Growth, Capital Opportunities, Developing Growth, Flexible Income, Dividend Growth, Global Equity, Money Market, and Equally-Weighted S&P 500 Portfolio. The Account also invests in: Putnam American Government Income, Putnam Diversified Income, Putnam Global Asset Allocation, Putnam Global Equity, Putnam Growth and Income, Putnam Growth Opportunities, Putnam Health Sciences, Putnam High Yield, Putnam Income, Putnam International Growth and Income, Putnam International Equity, Putnam International New Opportunities, Putnam Investors, Putnam Money Market, Putnam New Opportunities, Putnam New Value, Putnam OTC & Emerging Growth, Putnam Research, Putnam Small Cap Value, Putnam The George Putnam Fund of Boston, Putnam Utilities Growth and Income, Putnam Vista, Putnam Voyager, and Growth and Income which purchases shares of Growth and Income Portfolio of the Van Kampen Life Investment Trust.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2005.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expense during the period. Operating results in the future could vary from the amounts derived from management's estimate

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) COST OF INSURANCE--In accordance with terms of the contracts, the Company makes deductions for costs of insurance to cover the Company's anticipated mortality costs. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

_____________________________________ SA-44 ____________________________________

   b) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 0.90% of the contract's value for the mortality and expense risks which the company undertakes. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   d) ADMINISTRATIVE CHARGE--The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.40% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   e) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:

                                           PURCHASES      PROCEEDS
SUB-ACCOUNT                                 AT COST      FROM SALES
-----------                               ------------  ------------
Hartford Advisers HLS Fund..............  $  6,757,569  $  8,887,693
Hartford Total Return Bond HLS Fund.....     2,540,823     1,931,020
Hartford Capital Appreciation HLS
 Fund...................................    13,741,674    10,121,357
Hartford Dividend and Growth HLS Fund...     3,129,550     3,966,139
Hartford Global Advisers HLS Fund.......       287,691       539,062
Hartford Global Health HLS Fund.........       373,960       428,492
Hartford Global Leaders HLS Fund........       364,498       807,594
Hartford Global Technology HLS Fund.....       331,142       510,890
Hartford Disciplined Equity HLS Fund....       222,945       496,787
Hartford High Yield HLS Fund............     6,939,348     7,170,013
Hartford Index HLS Fund.................     1,122,420     2,569,890
Hartford International Opportunities HLS
 Fund...................................       635,930     1,591,301
Hartford MidCap HLS Fund................     4,089,909     1,922,537
Hartford Money Market HLS Fund..........    17,750,652    20,356,148
Hartford Mortgage Securities HLS Fund...       247,610       667,023
Hartford Small Company HLS Fund.........       524,941     1,168,446
Hartford Stock HLS Fund.................     1,252,196     3,908,472
High Yield..............................            89         1,191
U.S. Mid Cap Value......................            34         1,617
American Opportunities..................           147        18,850
Balanced Growth.........................         5,112           397
Capital Opportunities...................       --              8,843
Developing Growth.......................       --             26,219
Flexible Income.........................           576           197
Dividend Growth.........................         1,135        25,007
Global Equity...........................           258           990
Growth..................................             4         1,374
Money Market............................           980         2,962
Utilities...............................       --             27,437

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                           PURCHASES      PROCEEDS
SUB-ACCOUNT                                 AT COST      FROM SALES
-----------                               ------------  ------------
Equally-Weighted S&P 500................  $         76  $     34,687
Putnam American Government Income.......       225,876       123,173
Putnam Diversified Income...............       192,096       299,338
Putnam Global Asset Allocation..........       102,756       160,246
Putnam Global Equity....................       251,783       671,032
Putnam Growth and Income................       352,551     1,792,893
Putnam Growth Opportunities.............       118,728        76,076
Putnam Health Sciences..................       464,080        68,509
Putnam High Yield.......................       719,269     1,182,067
Putnam Income...........................       256,698       194,101
Putnam International Growth and
 Income.................................       144,219        82,135
Putnam International Equity.............        87,765       174,274
Putnam International New
 Opportunities..........................        51,075        19,159
Putnam Investors........................       108,444       101,103
Putnam Money Market.....................     2,294,357     3,932,886
Putnam New Opportunities................       387,648       653,495
Putnam New Value........................       547,384       234,249
Putnam OTC & Emerging Growth............         1,209        10,776
Putnam Research.........................        21,372        78,488
Putnam Small Cap Value..................       224,673       158,665
Putnam The George Putnam Fund of
 Boston.................................       409,239       112,214
Putnam Utilities Growth and Income......        94,816       125,904
Putnam Vista............................        71,888        75,449
Putnam Voyager..........................       312,807     1,252,463
Enterprise..............................            15           858
Growth and Income.......................         6,268         1,591
                                          ------------  ------------
                                          $ 67,768,285  $ 78,773,779
                                          ============  ============

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                       UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                            ISSUED     REDEEMED     (DECREASE)
-----------                          ----------  -----------  ------------
Hartford Advisers HLS Fund.........     819,861    4,018,377   (3,198,516)
Hartford Total Return Bond HLS
 Fund..............................     743,671    1,022,032     (278,361)
Hartford Capital Appreciation HLS
 Fund..............................   1,177,963    3,001,724   (1,823,761)
Hartford Dividend and Growth HLS
 Fund..............................     620,325    1,463,089     (842,764)
Hartford Global Advisers HLS
 Fund..............................     112,967      305,942     (192,975)
Hartford Global Health HLS Fund....     149,024      240,358      (91,334)
Hartford Global Leaders HLS Fund...     200,012      451,955     (251,943)
Hartford Global Technology HLS
 Fund..............................     850,509    1,222,343     (371,834)
Hartford Disciplined Equity HLS
 Fund..............................     158,556      396,066     (237,510)
Hartford High Yield HLS Fund.......   4,910,520    5,226,042     (315,522)
Hartford Index HLS Fund............     246,236    1,025,677     (779,441)
Hartford International
 Opportunities HLS Fund............     561,002    1,069,406     (508,404)
Hartford MidCap HLS Fund...........     518,967      680,504     (161,537)
Hartford Money Market HLS Fund.....  12,326,249   14,335,231   (2,008,982)
Hartford Mortgage Securities HLS
 Fund..............................      84,206      378,367     (294,161)
Hartford Small Company HLS Fund....     410,976      746,150     (335,174)

_____________________________________ SA-46 ____________________________________

                                       UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                            ISSUED     REDEEMED     (DECREASE)
-----------                          ----------  -----------  ------------
Hartford Stock HLS Fund............     441,927    1,612,150   (1,170,223)
High Yield.........................      --              100         (100)
U.S. Mid Cap Value.................      --              100         (100)
American Opportunities.............      --            1,084       (1,084)
Balanced Growth....................         272           23          249
Capital Opportunities..............      --              837         (837)
Developing Growth..................      --            1,440       (1,440)
Flexible Income....................      --               15          (15)
Dividend Growth....................      --            1,663       (1,663)
Global Equity......................      --               66          (66)
Growth.............................      --              100         (100)
Money Market.......................      --              856         (856)
Utilities..........................      --            1,443       (1,443)
Equally-Weighted S&P 500...........      --            1,643       (1,643)
Putnam American Government
 Income............................      13,723        9,202        4,521
Putnam Diversified Income..........       5,498       17,619      (12,121)
Putnam Global Asset Allocation.....       6,330        9,654       (3,324)
Putnam Global Equity...............      28,926       52,621      (23,695)
Putnam Growth and Income...........      23,292       83,279      (59,987)
Putnam Growth Opportunities........      26,871       16,742       10,129
Putnam Health Sciences.............      36,561        5,389       31,172
Putnam High Yield..................      29,609       66,803      (37,194)
Putnam Income......................      10,144       11,776       (1,632)
Putnam International Growth and
 Income............................       7,178        4,239        2,939
Putnam International Equity........       4,287        9,401       (5,114)
Putnam International New
 Opportunities.....................       3,810        1,924        1,886
Putnam Investors...................       9,659       10,036         (377)
Putnam Money Market................   1,518,325    2,682,531   (1,164,206)
Putnam New Opportunities...........      22,440       35,732      (13,292)
Putnam New Value...................      26,363       11,898       14,465
Putnam OTC & Emerging Growth.......         218        1,815       (1,597)
Putnam Research....................       1,361        5,897       (4,536)
Putnam Small Cap Value.............       7,510        6,409        1,101
Putnam The George Putnam Fund of
 Boston............................      28,933        8,381       20,552
Putnam Utilities Growth and
 Income............................       5,046        7,898       (2,852)
Putnam Vista.......................       5,561        5,899         (338)
Putnam Voyager.....................      26,700       67,215      (40,515)
Enterprise.........................      --              100         (100)
Growth and Income..................         420          105          315

    The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                        UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                            ISSUED      REDEEMED     (DECREASE)
-----------                          -----------  -----------  ------------
Hartford Advisers HLS Fund.........      574,117    3,304,626   (2,730,509)
Hartford Bond HLS Fund.............      751,384    1,810,182   (1,058,798)
Hartford Capital Appreciation HLS
 Fund..............................    1,818,049    3,008,742   (1,190,693)
Hartford Dividend and Growth HLS
 Fund..............................      651,901    1,091,222     (439,321)
Hartford Global Advisers HLS
 Fund..............................      207,553      133,304       74,249
Hartford Global Health HLS Fund....      225,637      405,956     (180,319)

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                        UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                            ISSUED      REDEEMED     (DECREASE)
-----------                          -----------  -----------  ------------
Hartford Global Leaders HLS Fund...    2,572,751    2,389,188      183,563
Hartford Global Technology HLS
 Fund..............................    7,699,943    8,657,765     (957,822)
Hartford Disciplined Equity HLS
 Fund..............................       63,397      135,683      (72,286)
Hartford High Yield HLS Fund.......    1,325,040      552,268      772,772
Hartford Index HLS Fund............      445,373      911,666     (466,293)
Hartford International
 Opportunities HLS Fund............    1,082,929    1,089,152       (6,223)
Hartford MidCap HLS Fund...........    1,586,593    1,968,252     (381,659)
Hartford Money Market HLS Fund.....   16,846,155   19,345,693   (2,499,538)
Hartford Mortgage Securities HLS
 Fund..............................       28,134      713,868     (685,734)
Hartford Small Company HLS Fund....      429,273    1,298,872     (869,599)
Hartford Stock HLS Fund............      233,106    1,690,324   (1,457,218)
American Opportunities.............      --                55          (55)
Balanced Growth....................      --                20          (20)
Capital Opportunities..............      --                23          (23)
Developing Growth..................      --                71          (71)
Flexible Income....................      --                15          (15)
Dividend Growth....................      --               184         (184)
Global Equity......................      --                69          (69)
Money Market.......................      --               672         (672)
Utilities..........................      --                34          (34)
Equally-Weighted S&P 500...........      --                43          (43)
Putnam American Government
 Income............................        4,064       17,843      (13,779)
Putnam Diversified Income..........       21,636       18,730        2,906
Putnam Global Asset Allocation.....        3,958       17,990      (14,032)
Putnam Global Equity...............       27,940       52,485      (24,545)
Putnam Growth and Income...........       32,810       86,925      (54,115)
Putnam Growth Opportunities........        1,629       14,595      (12,966)
Putnam Health Sciences.............        6,731        6,593          138
Putnam High Yield..................       24,002       56,925      (32,923)
Putnam Income......................       18,792       44,931      (26,139)
Putnam International Growth and
 Income............................       10,012        8,509        1,503
Putnam International Equity........       12,200       17,524       (5,324)
Putnam International New
 Opportunities.....................        8,762       14,518       (5,756)
Putnam Investors...................       13,323       21,993       (8,670)
Putnam Money Market................    2,315,869    2,950,809     (634,940)
Putnam New Opportunities...........       19,836       47,939      (28,103)
Putnam New Value...................       15,790       10,943        4,847
Putnam OTC & Emerging Growth.......          211        6,902       (6,691)
Putnam Research....................          781        3,615       (2,834)
Putnam Small Cap Value.............       10,478       10,379           99
Putnam The George Putnam Fund of
 Boston............................       14,591       19,612       (5,021)
Putnam Utilities Growth and
 Income............................        4,015        5,621       (1,606)
Putnam Vista.......................       15,257       30,053      (14,796)
Putnam Voyager.....................       13,978       70,359      (56,381)

_____________________________________ SA-48 ____________________________________

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
HARTFORD ADVISERS HLS FUND
  2005  Lowest contract charges     25,133,720   $ 2.744755    $ 68,985,903     --             3.21%          7.24%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges     28,332,236     2.559546      72,517,661     --             2.03%          3.74%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges     31,062,745     2.467184      76,637,507     --             2.42%         18.49%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges     33,795,146     2.082167      70,367,138     --             2.92%        (13.79)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges     36,877,742     2.415274      89,069,852     --             2.83%         (4.64)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
HARTFORD TOTAL RETURN BOND HLS FUND
  2005  Lowest contract charges      6,710,320     2.239891      15,030,385     --             7.31%          2.45%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges      6,988,681     2.186354      15,279,730     --             4.59%          4.62%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges      8,047,479     2.089729      16,817,050     --             4.40%          7.85%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges      9,539,672     1.937703      18,485,051     --             3.78%         10.08%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges      7,946,454     1.760220      13,987,506     --             4.67%          8.68%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  2005  Lowest contract charges     16,337,006   $ 5.054968    $ 82,583,043     --             0.94%         15.55%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges     18,160,767     4.374875      79,451,088     --             0.34%         19.36%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges     19,351,460     3.665144      70,925,889     --             0.60%         42.38%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges     21,636,696     2.574254      55,698,351     --             0.59%        (19.70)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges     24,567,726     3.205777      78,758,651     --             0.62%         (6.94)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2005  Lowest contract charges      9,513,689     3.718055      35,372,419     --             1.84%          5.96%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges     10,356,453     3.508926      36,340,028     --             1.37%         12.42%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges     10,795,774     3.121238      33,696,182     --             1.50%         26.80%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges     11,324,242     2.461617      27,875,947     --             1.41%        (14.23)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges     11,867,488     2.869881      34,058,278     --             1.50%         (4.04)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
HARTFORD GLOBAL ADVISERS HLS FUND
  2005  Lowest contract charges      1,805,223     2.166266       3,910,593     --             3.59%          3.37%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges      1,998,198     2.095658       4,187,539     --             0.02%         12.75%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges      1,923,949     1.858727       3,576,095     --             0.82%         22.26%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges      1,894,118     1.520294       2,879,617     --             0.05%         (8.95)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges      1,941,752     1.669708       3,242,159     --             0.69%         (6.25)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-50 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
HARTFORD GLOBAL HEALTH HLS FUND
  2005  Lowest contract charges        796,242   $ 2.106484    $  1,677,271     --             0.07%         12.43%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges        887,576     1.873649       1,663,005     --             0.06%         12.80%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges      1,067,895     1.660986       1,773,759     --             0.13%         32.31%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges      1,201,884     1.255377       1,508,817     --             0.01%        (16.97)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges      1,037,844     1.512036       1,569,257     --          --                2.04%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
HARTFORD GLOBAL LEADERS HLS FUND
  2005  Lowest contract charges      2,204,731     2.051298       4,522,561     --             0.79%          2.59%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges      2,456,674     1.999529       4,912,190     --             0.57%         19.19%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges      2,273,111     1.677666       3,813,522     --             0.43%         35.57%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges      2,062,349     1.237460       2,552,074     --             0.83%        (19.51)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges      2,240,631     1.537336       3,444,602     --             0.58%        (16.58)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2005  Lowest contract charges      1,297,891     0.540136         701,037     --             0.31%         11.15%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges      1,669,725     0.485938         811,382     --          --                1.35%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges      2,627,547     0.479464       1,259,815     --          --               61.50%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges      1,244,510     0.296887         369,479     --          --              (38.59)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges      1,348,137     0.483425         651,723     --          --              (22.81)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
HARTFORD DISCIPLINED EQUITY HLS FUND
  2005  Lowest contract charges      1,735,246   $ 1.364817    $  2,368,293     --             1.15%          6.58%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges      1,972,756     1.280563       2,526,239     --             1.10%          8.41%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges      2,045,042     1.181232       2,415,670     --             1.33%         28.82%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges      1,748,166     0.916970       1,603,015     --             0.37%        (24.65)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges      1,587,703     1.216983       1,932,208     --          --               (8.02)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
HARTFORD HIGH YIELD HLS FUND
  2005  Lowest contract charges      2,133,312     1.418734       3,026,602     --             7.23%          2.13%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges      2,448,834     1.389186       3,401,885     --             4.33%          7.40%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges      1,676,062     1.293429       2,167,867     --             3.55%         23.19%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        838,059     1.049984         879,948     --             5.49%         (6.89)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        602,914     1.127685         679,897     --             0.06%          2.69%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
HARTFORD INDEX HLS FUND
  2005  Lowest contract charges      5,488,345     3.090987      16,964,403     --             1.85%          4.50%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges      6,267,786     2.957797      18,538,839     --             1.26%         10.39%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges      6,734,079     2.679318      18,042,741     --             1.39%         28.13%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges      7,230,684     2.091070      15,119,866     --             1.05%        (22.45)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges      8,117,229     2.696342      21,886,825     --             0.81%        (12.31)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-52 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2005  Lowest contract charges      5,246,736   $ 2.072937    $ 10,876,153     --          --               14.62%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges      5,755,140     1.808530      10,408,344     --             0.74%         18.08%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges      5,761,363     1.531589       8,824,040     --             0.92%         33.10%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges      6,368,304     1.150742       7,328,275     --             1.93%        (17.93)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges      7,282,118     1.402184      10,210,869     --             0.12%        (18.73)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
HARTFORD MIDCAP HLS FUND
  2005  Lowest contract charges      4,967,802     3.876783      19,259,091     --             0.41%         16.78%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges      5,129,339     3.319648      17,027,600     --             0.26%         16.44%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges      5,510,998     2.851031      15,712,025     --             0.25%         37.67%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges      5,505,502     2.070898      11,401,334     --             0.13%        (14.22)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges      5,778,855     2.414177      13,951,179     --          --               (3.62)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
HARTFORD MONEY MARKET HLS FUND
  2005  Lowest contract charges      8,293,861     1.511024      12,532,223     --             2.77%          2.85%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges     10,302,843     1.469229      15,137,235     --             0.93%          0.94%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges     12,802,381     1.455498      18,633,840     --             0.75%          0.75%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges     18,369,796     1.444692      26,538,698     --             1.44%          1.47%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges     19,345,818     1.423815      27,544,866     --             3.62%          3.87%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  2005  Lowest contract charges      1,821,445   $ 2.016124    $  3,672,259     --             4.11%          2.36%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges      2,115,606     1.969592       4,166,881     --             4.71%          4.12%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges      2,801,340     1.891653       5,299,162     --             3.28%          2.29%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges      3,358,707     1.849328       6,211,350     --             3.11%          8.16%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges      2,179,142     1.709890       3,726,094     --             5.28%          7.50%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
HARTFORD SMALL COMPANY HLS FUND
  2005  Lowest contract charges      3,276,314     2.350961       7,702,486     --          --               21.01%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges      3,611,488     1.942819       7,016,468     --          --               12.18%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges      4,481,087     1.731858       7,760,606     --          --               55.87%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges      3,575,444     1.111104       3,972,690     --          --              (30.23)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges      3,736,750     1.592501       5,950,778     --          --              (14.92)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
HARTFORD STOCK HLS FUND
  2005  Lowest contract charges     12,633,455     3.094087      39,089,010     --             1.87%          9.62%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges     13,803,678     2.822556      38,961,654     --             1.06%          4.17%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges     15,260,896     2.709579      41,350,604     --             1.19%         26.47%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges     16,661,371     2.142421      35,695,672     --             0.95%        (24.25)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges     18,987,977     2.828189      53,701,587     --             0.74%        (12.23)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-54 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
AMERICAN OPPORTUNITIES
  2005  Lowest contract charges          1,110   $20.324700    $     22,556     --             0.61%         14.39%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges          2,194    17.767675          38,979     --             0.36%          8.29%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges          2,249    16.406871          36,901     --             0.38%         20.58%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges          2,306    13.607641          31,378     --             0.67%        (21.56)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges          2,364    17.347667          41,014     --             0.24%        (29.47)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
BALANCED GROWTH
  2005  Lowest contract charges          1,061    18.186018          19,303     --             2.34%          8.21%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges            812    16.806732          13,650     --             2.31%         10.93%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges            832    15.150756          12,611     --             2.49%         19.81%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges            853    12.642665          10,787     --             2.73%        (11.49)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges            874    14.283544          12,490     --             3.71%          1.21%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
CAPITAL OPPORTUNITIES
  2005  Lowest contract charges            142    13.250214           1,882     --          --               22.62%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges            979    10.806107          10,575     --          --               22.59%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges          1,002     8.814613           8,836     --          --               41.67%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges          1,027     6.223411           6,390     --          --              (43.82)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
DEVELOPING GROWTH
  2005  Lowest contract charges          1,427   $21.896791    $     31,242     --          --               18.69%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges          2,867    18.448628          52,898     --          --               22.31%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges          2,938    15.083435          44,309     --          --               41.41%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges          3,010    10.667202          32,105     --          --              (27.73)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges          3,084    14.760751          45,516     --             1.07%        (25.49)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
FLEXIBLE INCOME
  2005  Lowest contract charges            598    13.507314           8,081     --             7.15%          2.88%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges            613    13.129524           8,050     --             8.26%          7.00%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges            628    12.270686           7,711     --             5.12%         13.54%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges            644    10.806902           6,960     --             4.92%          8.67%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges            660     9.944536           6,565     --             6.90%         (4.06)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
DIVIDEND GROWTH
  2005  Lowest contract charges          5,751    16.039749          92,246     --             1.24%          5.57%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges          7,414    15.193110         112,646     --             1.59%          8.29%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges          7,598    14.030633         106,598     --             1.88%         27.73%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges          7,786    10.984402          85,523     --             1.94%        (17.92)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges          7,979    13.382770         106,776     --             1.78%         (5.45)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-56 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
GLOBAL EQUITY
  2005  Lowest contract charges          2,549   $16.024963    $     40,842     --             0.67%         10.64%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges          2,615    14.483351          37,880     --             0.25%          8.17%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges          2,684    13.389744          35,941     --             0.40%         34.72%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges          2,755     9.939417          27,381     --             0.08%        (17.37)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges          2,827    12.028929          34,010     --             0.70%        (17.22)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
MONEY MARKET
  2005  Lowest contract charges         26,589     1.323563          35,192     --             2.69%          2.74%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges         27,245     1.288328          35,100     --             0.86%          0.86%
        Highest contract charges           100     7.712911             771     --             0.84%          0.86%
        Remaining contract
        charges                            100      --                1,303     --          --             --
  2003  Lowest contract charges         27,917     1.277332          35,659     --             0.65%          0.65%
        Highest contract charges           100     7.647033             765     --             0.65%          0.65%
        Remaining contract
        charges                            100      --                1,292     --          --             --
  2002  Lowest contract charges         28,605     1.269121          36,304     --             1.34%          1.34%
        Highest contract charges           100     7.597775             760     --             2.20%         (8.93)%
        Remaining contract
        charges                            100      --                1,283     --          --             --
  2001  Lowest contract charges         29,310     1.252325          36,706     --             3.82%          3.85%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
EQUALLY-WEIGHTED S&P 500
  2005  Lowest contract charges            140    23.212713           3,256     --             0.41%          7.82%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges          1,783    21.530181          38,398     --             0.81%         16.65%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges          1,826    18.457812          33,708     --             1.18%         37.14%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges          1,870    13.458791          25,168     --             1.20%        (15.97)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges          1,915    16.016697          30,669     --             0.89%         (1.83)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
PUTNAM AMERICAN GOVERNMENT INCOME
  2005  Lowest contract charges         90,507   $13.498218    $  1,221,680     --             3.45%          1.65%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges         85,986    13.278935       1,141,803     --             4.31%          2.85%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         99,765    12.910807       1,288,041     --             4.58%          1.81%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        130,774    12.681507       1,658,417     --             0.94%          9.16%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         22,653    11.617169         263,169     --          --                6.73%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
PUTNAM DIVERSIFIED INCOME
  2005  Lowest contract charges         91,435    21.091693       1,928,518     --             7.25%          3.28%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges        103,556    20.422440       2,114,860     --             9.11%          9.58%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        100,650    18.636774       1,875,793     --             9.19%         20.27%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        114,906    15.495559       1,780,538     --             8.22%          6.20%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        112,164    14.591286       1,636,613     --             7.18%          3.82%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
PUTNAM GLOBAL ASSET ALLOCATION
  2005  Lowest contract charges         54,969    23.934625       1,315,672     --             1.38%          7.20%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges         58,293    22.327141       1,301,518     --             3.25%          9.26%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         72,325    20.435620       1,478,001     --             4.01%         22.04%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges         77,154    16.745232       1,291,967     --             2.04%        (12.36)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         83,986    19.107423       1,604,753     --             1.16%         (8.35)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-58 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
PUTNAM GLOBAL EQUITY
  2005  Lowest contract charges        157,390   $20.761364    $  3,267,633     --             1.02%          9.09%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges        181,085    19.031328       3,446,296     --             2.30%         13.94%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        205,630    16.703191       3,434,672     --             1.26%         29.54%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        250,905    12.894160       3,235,215     --             0.35%        (22.16)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        344,120    16.565013       5,700,354     --          --              (29.66)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
PUTNAM GROWTH AND INCOME
  2005  Lowest contract charges        499,713    29.788039      14,885,477     --             1.78%          5.50%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges        559,700    28.235522      15,803,430     --             1.80%         11.37%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        613,815    25.353942      15,562,638     --             2.06%         27.69%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        695,138    19.855302      13,802,173     --             2.43%        (18.79)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        816,602    24.448731      19,964,887     --             1.69%         (6.16)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
PUTNAM GROWTH OPPORTUNITIES
  2005  Lowest contract charges         18,144     4.634772          84,092     --             1.06%          4.34%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges          8,015     4.441887          35,602     --             0.10%          2.08%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         20,981     4.351514          91,300     --          --               23.47%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges          8,258     3.524438          29,104     --          --              (29.38)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges          5,041     4.990598          25,158     --          --              (31.92)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
PUTNAM HEALTH SCIENCES
  2005  Lowest contract charges         61,900   $13.597890    $    841,712     --             0.25%         13.50%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges         30,728    11.981057         368,157     --             0.38%          7.30%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         30,590    11.165587         341,558     --             0.79%         18.80%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges         32,068     9.398432         301,390     --             0.08%        (20.21)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         45,715    11.778483         538,450     --             0.04%        (19.53)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
PUTNAM HIGH YIELD
  2005  Lowest contract charges        159,518    20.970167       3,345,111     --             8.31%          3.47%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges        196,712    20.267647       3,986,892     --             8.63%         10.99%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        229,635    18.260697       4,193,292     --            10.05%         26.86%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        221,337    14.394905       3,186,118     --            12.70%         (0.54)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        244,910    14.472655       3,544,494     --            13.89%          3.87%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
PUTNAM INCOME
  2005  Lowest contract charges        104,494    20.077886       2,098,014     --             3.39%          2.60%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges        106,126    19.569485       2,076,833     --             4.24%          4.72%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        132,265    18.687237       2,471,676     --             4.75%          4.70%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        125,135    17.849113       2,233,540     --             4.83%          8.09%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        107,740    16.512627       1,779,077     --             5.91%          7.53%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-60 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
PUTNAM INTERNATIONAL GROWTH AND INCOME
  2005  Lowest contract charges         29,603   $22.054416    $    652,884     --             1.05%         14.33%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges         26,664    19.289415         514,342     --             1.52%         21.31%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         25,161    15.900707         400,077     --             1.60%         38.37%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges         24,294    11.491612         279,182     --             0.70%        (13.67)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         20,641    13.311451         274,764     --             1.17%        (20.67)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
PUTNAM INTERNATIONAL EQUITY
  2005  Lowest contract charges         40,656    22.156684         900,807     --             1.62%         12.45%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges         45,770    19.702832         901,800     --             1.75%         16.49%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         51,094    16.914447         864,227     --             1.11%         28.89%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges         63,116    13.123486         828,297     --             0.88%        (17.52)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         38,451    15.910584         611,775     --             0.38%        (20.41)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
PUTNAM INTERNATIONAL NEW OPPORTUNITIES
  2005  Lowest contract charges         15,892    16.037270         254,861     --             0.83%         18.64%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges         14,006    13.517211         189,325     --             1.33%         13.63%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         19,762    11.896097         235,091     --             0.56%         33.59%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges         20,206     8.904884         179,931     --             0.88%        (13.46)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         19,674    10.289959         202,447     --          --              (28.52)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
PUTNAM INVESTORS
  2005  Lowest contract charges         69,170   $11.050540    $    764,369     --             1.25%          9.03%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges         69,547    10.135402         704,883     --             0.68%         13.07%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         78,217     8.963743         701,116     --             0.63%         27.25%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges         71,003     7.044133         500,155     --             0.41%        (23.68)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         79,581     9.229757         734,512     --             0.09%        (24.61)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
PUTNAM MONEY MARKET
  2005  Lowest contract charges      1,587,971     1.503712       2,387,850     --             2.65%          2.79%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges      2,752,177     1.462932       4,026,247     --             0.89%          0.91%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges      3,387,117     1.449740       4,910,439     --             0.76%          0.76%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges      3,797,848     1.438812       5,464,389     --             1.45%          1.46%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges      4,106,215     1.418147       5,823,216     --             3.81%          4.00%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
PUTNAM NEW OPPORTUNITIES
  2005  Lowest contract charges        226,011    24.314541       5,495,347     --             0.36%         10.32%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges        239,303    22.039208       5,274,057     --          --               10.57%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        267,406    19.932233       5,330,008     --          --               32.70%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        306,067    15.020269       4,597,202     --          --              (30.29)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        369,050    21.548010       7,952,288     --          --              (29.99)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-62 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
PUTNAM NEW VALUE
  2005  Lowest contract charges         77,827   $21.952717    $  1,708,511     --             0.94%          6.14%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges         63,362    20.683788       1,310,575     --             0.99%         15.77%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         58,515    17.865648       1,045,404     --             1.44%         32.86%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges         67,921    13.446851         913,320     --             4.24%        (15.44)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         59,793    15.901590         950,804     --             0.99%          3.61%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
PUTNAM OTC & EMERGING GROWTH
  2005  Lowest contract charges         14,959     6.618474          99,004     --          --                8.09%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges         16,556     6.123350         101,377     --          --                8.99%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         23,247     5.618120         130,602     --          --               35.94%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges         24,963     4.132761         103,168     --          --              (32.06)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         22,343     6.082943         135,909     --          --              (45.57)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
PUTNAM RESEARCH
  2005  Lowest contract charges         16,057    14.205832         228,104     --             1.03%          5.26%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges         20,593    13.496215         277,925     --             0.17%          7.79%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         23,427    12.520833         293,324     --             0.65%         25.69%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges         34,938     9.961695         348,045     --             0.78%        (22.06)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         33,274    12.780817         425,267     --             0.42%        (18.62)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
PUTNAM SMALL CAP VALUE
  2005  Lowest contract charges         26,531   $27.381200    $    726,444     --             0.37%          7.30%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges         25,430    25.518994         648,958     --             0.52%         26.54%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         25,331    20.166495         510,828     --             0.47%         50.06%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges         21,856    13.438856         293,713     --             1.25%        (18.06)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         11,657    16.401114         191,190     --          --               18.42%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON
  2005  Lowest contract charges         87,068    13.816978       1,203,011     --             2.24%          4.22%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges         66,516    13.257959         881,872     --             2.12%          8.48%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         71,537    12.221620         874,301     --             2.34%         17.35%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges         59,384    10.414377         618,448     --             2.08%         (8.57)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         41,421    11.390190         471,788     --             2.94%          0.74%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
PUTNAM UTILITIES GROWTH AND INCOME
  2005  Lowest contract charges         66,930    25.504267       1,706,989     --             2.12%          8.94%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges         69,782    23.410550       1,633,626     --             2.42%         21.87%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         71,388    19.209439       1,371,322     --             4.25%         25.00%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges         84,811    15.367282       1,303,310     --             3.78%        (23.83)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         96,697    20.175624       1,950,919     --             3.30%        (22.15)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-64 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
PUTNAM VISTA
  2005  Lowest contract charges         37,471   $17.883418    $    670,110     --          --               12.48%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges         37,809    15.899186         601,135     --          --               18.90%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         52,605    13.371508         703,407     --          --               33.42%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges         52,279    10.022314         523,960     --          --              (30.38)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         56,640    14.395231         815,341     --          --              (33.40)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
PUTNAM VOYAGER
  2005  Lowest contract charges        253,025    26.624008       6,736,528     --             0.93%          5.94%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges        293,540    25.131933       7,377,233     --             0.47%          5.34%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        349,921    23.858769       8,348,692     --             0.64%         25.16%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        406,918    19.062700       7,756,961     --             0.90%        (26.34)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        476,305    25.877868      12,325,766     --             0.12%        (22.24)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
GROWTH AND INCOME
  2005  Lowest contract charges            415    15.721903           6,529     --             0.37%          9.99%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges            100    14.294427           1,430     --             0.97%         14.38%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges            100    12.497549           1,250     --             0.96%         28.05%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges            100     9.761485             976     --             2.58%        (13.19)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

  * This represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as Mortality and Expense Risk Charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests.
*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

  #  Rounded unit values

Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company will make certain deductions ranging from 0.50% to 0.90% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a redemption of units.

ADMINISTRATIVE CHARGES:

The Company will make certain deductions ranging from 0.25% to 0.40% of the contract's value for administrative services provided by the Company.

These charges are a redemption of units.

ANNUAL MAINTENANCE FEE:

An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

These charges are a reduction of units.

_____________________________________ SA-66 ____________________________________
      <MODULE>
      </MODULE>

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (the "Company") as of December 31, 2005 and 2004, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal controls over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 of the consolidated financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

Deloitte & Touche LLP
Hartford, Connecticut
February 22, 2006

               HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF INCOME

                                                                                               FOR THE YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                         --------------------------------
                                                                                          2005        2004        2003
                                                                                         --------------------------------
                                                                                                  (In millions)
REVENUES
   Fee income and other                                                                  $ 2,811     $ 2,592     $ 2,297
   Earned premiums                                                                           449         484         806
   Net investment income                                                                   2,569       2,470       1,764
   Net realized capital gains (losses)                                                        75         140         (13)
                                                                                         --------------------------------
                                                                     TOTAL REVENUES        5,904       5,686       4,854
                                                                                         --------------------------------
BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses                                          3,008       3,111       2,726
   Insurance expenses and other                                                              798         709         625
   Amortization of deferred policy acquisition costs and present value of future
     profits                                                                                 945         825         646
   Dividends to policyholders                                                                 37          29          63
                                                                                         --------------------------------
                                                TOTAL BENEFITS, CLAIMS AND EXPENSES        4,788       4,674       4,060
                                                                                         --------------------------------
   Income before income tax expense and cumulative effect of accounting changes            1,116       1,012         794
   Income tax expense                                                                        207          29         168
   Income before cumulative effect of accounting changes                                     909         983         626
   Cumulative effect of accounting changes, net of tax                                        --         (18)         --
                                                                                         --------------------------------
                                                                         NET INCOME      $   909     $   965     $   626
                                                                                         --------------------------------


                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

               HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         CONSOLIDATED BALANCE SHEETS

                                                                                                   AS OF DECEMBER 31,
                                                                                                -------------------------
                                                                                                   2005          2004
                                                                                                -------------------------
                                                                                                  (In millions, except
                                                                                                    for share data)
ASSETS
   Investments
   Fixed maturities, available for sale, at fair value (amortized cost of $42,256 and               43,242        42,691
     $40,479)                                                                                   $             $
   Equity securities, available for sale, at fair value (cost of $303 and $171)                        310           179
   Equity securities, held for trading, at fair value                                                    1             1
   Policy loans, at outstanding balance                                                              1,971         2,617
   Mortgage loans on real estate                                                                     1,355           794
   Other investments                                                                                   579           289
                                                                                                -------------------------
                                                                         TOTAL INVESTMENTS          47,458        46,571
                                                                                                -------------------------
   Cash                                                                                                124           216
   Premiums receivable and agents' balances                                                             23            20
   Reinsurance recoverables                                                                          1,114         1,460
   Deferred policy acquisition costs and present value of future profits                             7,101         6,453
   Deferred income taxes                                                                              (516)         (638)
   Goodwill                                                                                            186           186
   Other assets                                                                                      1,611         1,562
   Separate account assets                                                                         150,523       139,812
                                                                                                -------------------------
                                                                              TOTAL ASSETS      $  207,624    $  195,642
                                                                                                -------------------------
LIABILITIES
   Reserve for future policy benefits                                                           $    7,406    $    7,244
   Other policyholder funds                                                                         38,399        37,493
   Other liabilities                                                                                 3,959         3,844
   Separate account liabilities                                                                    150,523       139,812
                                                                                                -------------------------
                                                                         TOTAL LIABILITIES         200,287       188,393
                                                                                                -------------------------
COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 11                                                         --            --
STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued and outstanding, par value $5,690                     6             6
   Capital surplus                                                                                   2,405         2,240
   Accumulated other comprehensive income
     Net unrealized capital gains on securities, net of tax                                            464           940
     Foreign currency translation adjustments                                                           (1)           (1)
                                                                                                -------------------------
                                              TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME             463           939
                                                                                                -------------------------
   Retained earnings                                                                                 4,463         4,064
                                                                                                -------------------------
                                                                TOTAL STOCKHOLDER'S EQUITY           7,337         7,249
                                                                                                -------------------------
                                                TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY      $  207,624    $  195,642
                                                                                                -------------------------


                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

               HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                 Accumulated Other
                                                            Comprehensive Income (Loss)
                                                      ----------------------------------------
                                                          Net
                                                       Unrealized    Net (Loss)
                                                        Capital        Gain On
                                                         Gains        Cash Flow     Foreign
                                                      (Losses) on      Hedging      Currency                  Total
                                    Common    Capital Securities,    Instruments,  Translation Retained   Stockholder's
                                     Stock    Surplus  Net of Tax    Net of Tax    Adjustments Earnings       Equity
                                    -------------------------------------------------------------------------------------
                                                                       (In millions)
2005
Balance, December 31, 2004            $ 6     $2,240     $1,124         $(184)         $(1)     $4,064        $7,249
Comprehensive income
  Net income                                                                                       909           909
Other comprehensive income, net
   of tax [1]
  Net change in unrealized
    capital gains (losses) on
    securities [2]                                         (547)                                                (547)
  Net loss on cash flow hedging
    instruments                                                            71                                     71
Total other comprehensive income                                                                                (476)
  Total comprehensive income                                                                                     433
Capital contribution from parent                 165                                                             165
Dividends declared                                                                                (510)         (510)
       BALANCE, DECEMBER 31, 2005     $ 6     $2,405     $  577         $(113)         $(1)     $4,463        $7,337
2004
Balance, December 31, 2003            $ 6     $2,240     $  728         $ (17)         $(1)     $3,648        $6,604
Comprehensive income
  Net income                                                                                       965           965
Other comprehensive income, net
   of tax [1]
  Cumulative effect of
    accounting change                                       292                                                  292
  Net change in unrealized
    capital gains (losses) on
    securities [2]                                          104                                                  104
  Net loss on cash flow hedging
    instruments                                                          (167)                                  (167)
Total other comprehensive income                                                                                 229
  Total comprehensive income                                                                                   1,194
Dividends declared                                                                                (549)         (549)
       BALANCE, DECEMBER 31, 2004     $ 6     $2,240     $1,124         $(184)         $(1)     $4,064        $7,249
2003
Balance, December 31, 2002            $ 6     $2,041     $  463         $ 111          $(1)     $3,197        $5,817
Comprehensive income
  Net income                                                                                       626           626
Other comprehensive income, net
   of tax [1]
  Net change in unrealized
    capital gains (losses) on
    securities [2]                                          265                                                  265
  Net loss on cash flow hedging
    instruments                                                          (128)                                  (128)
  Total other comprehensive
    income                                                                                                       137
Total comprehensive income                                                                                       763
  Capital contribution from
    parent                                       199                                                             199
Dividends declared                                                                                (175)         (175)
       BALANCE, DECEMBER 31, 2003     $ 6     $2,240     $  728         $ (17)         $(1)     $3,648        $6,604

[1] Net change in unrealized capital gain on securities is reflected net of tax provision (benefit) and other items of $(295), $56, and $143 for the years ended December 31, 2005, 2004 and 2003, respectively. Net (loss) gain on cash flow hedging instruments is net of tax provision (benefit) of $38, $(90) and $(69) for the years ended December 31, 2005, 2004 and 2003, respectively. There is no tax effect on cumulative translation adjustments.

[2] There were reclassification adjustments for after-tax gains (losses) realized in net income of $26, and $78 for the years ended December 31, 2005, and 2004, respectively. There were no reclassification adjustments for after-tax gains (losses) realized in net income for the year ended December 31, 2003.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

               HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                             FOR THE YEARS ENDED
                                                                                                DECEMBER 31,
                                                                                     ------------------------------------
                                                                                       2005         2004         2003
                                                                                     ------------------------------------
                                                                                                (In millions)
OPERATING ACTIVITIES
   Net income                                                                        $     909    $     965    $     626
   Adjustments to reconcile net income to net cash provided by operating activities
   Net realized capital (gains) losses                                                     (75)        (140)          13
   Cumulative effect of accounting changes, net of tax                                      --           18           --
   Amortization of deferred policy acquisition costs and present value of
     future profits                                                                        945          825          646
   Additions to deferred policy acquisition costs and present value of future
     profits                                                                            (1,226)      (1,375)      (1,319)
   Depreciation and amortization                                                           200           43          117
   Increase in premiums receivable and agents' balances                                     (3)          (3)          (2)
   (Decrease) increase in other liabilities                                                339           (7)         299
   Change in receivables, payables, and accruals                                            46         (205)         227
   Increase (decrease) in accrued tax                                                      (98)          34          (67)
   (Increase) decrease in deferred income tax                                              134          (55)          65
   Amortization of sales inducements                                                        39           30           68
   Additions to deferred sales inducements                                                 (85)        (141)        (136)
   Increase in future policy benefits                                                      129          726          794
   Decrease (increase) in reinsurance recoverables                                         177          (15)          (1)
   Decrease (increase) in other assets                                                    (143)          55         (109)
                                                                                     ------------------------------------
                                       NET CASH PROVIDED BY OPERATING ACTIVITIES         1,288          755        1,221
                                                                                     ------------------------------------
INVESTING ACTIVITIES
   Purchases of investments                                                            (21,654)     (17,192)     (13,628)
   Sales of investments                                                                 16,899       13,306        6,676
   Maturity and principal paydowns of fixed maturity investments                         2,398        2,971        3,233
   Other                                                                                                 --           85
                                                                                     ------------------------------------
                                          NET CASH USED FOR INVESTING ACTIVITIES        (2,357)        (915)      (3,634)
                                                                                     ------------------------------------
FINANCING ACTIVITIES
   Capital contributions                                                                   129           --          199
   Dividends paid                                                                         (498)        (549)        (175)
   Net receipts from investment and universal life-type contracts                        1,347          829        2,406
                                                                                     ------------------------------------
                                       NET CASH PROVIDED BY FINANCING ACTIVITIES           978          280        2,430
                                                                                     ------------------------------------
   Net (decrease) increase in cash                                                         (91)         120           17
   Impact of foreign exchange                                                               (1)          --           --
   Cash -- beginning of year                                                               216           96           79
                                                                                     ------------------------------------
   Cash -- end of year                                                               $     124    $     216    $      96
                                                                                     ------------------------------------
Supplemental Disclosure of Cash Flow Information:
   Net Cash Paid During the Year for:
   Income taxes                                                                      $     149    $      42    $      35


SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

The Company recaptured an indemnity reinsurance arrangement with Hartford Life and Accident Insurance Company. In conjunction with this transaction, the Company recorded a noncash capital contribution of $36 and a related extinguishment of the reinsurance recoverable liability.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)
------------------------------------------------------------------------------

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Holdings, Inc., a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, (d) corporate owned life insurance and (e) assumes fixed annuity products and guaranteed minimum income benefits ("GMIB") from Hartford Life's international operations.

NOTE 2. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the accounting prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between the Company and its subsidiaries and affiliates have been eliminated.

In 2004, the Company sponsored and purchased an investment interest in a synthetic collateralized loan obligation transaction, a variable interest entity ("VIE") for which the Company determined itself to be the primary beneficiary. Accordingly, the assets, liabilities and results of operations of the entity are included in the Company's consolidated financial statements. For further discussion of the synthetic collateralized loan transaction see Note 4.

USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

ADOPTION OF NEW ACCOUNTING STANDARDS

In March 2004, the Emerging Issues Task Force ("EITF") reached a consensus on EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF Issue No. 03-1"). EITF Issue No. 03-1 provided a model for determining when unrealized holding losses on debt and equity securities should be deemed other-than-temporary impairments and the impairments recognized as realized losses. In addition, EITF Issue No. 03-1 provided clarified guidance on the subsequent accounting for debt securities that are other-than-temporarily impaired and established certain disclosure requirements regarding investments in an unrealized loss position. The disclosure requirements were retroactively effective for the year ended December 31, 2003 and are included in Note 4 of Notes to Consolidated Financial Statements. The Financial Accounting Standards Board ("FASB") subsequently voted to delay the implementation of the other provisions of EITF Issue No. 03-1 in order to redeliberate certain aspects.

In November 2005, the FASB released FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("FSP 115-1"), which effectively replaces EITF Issue No. 03-1. FSP 115-1 contains a three-step model for evaluating impairments and carries forward the disclosure requirements in EITF Issue No. 03-1 pertaining to securities in an unrealized loss position. Under the model, any security in an unrealized loss position is considered impaired; an evaluation is made to determine whether the impairment is other-than-temporary; and, if an impairment is considered other-than temporary a realized loss is recognized to write the security's cost or amortized cost basis down to fair value. FSP 115-1 references existing other-than-temporary impairment guidance for determining when an impairment is other-than-temporary and clarifies that subsequent to the recognition of an other-than-temporary impairment loss for debt securities, an investor shall account for the security using the constant effective yield method. FSP 115-1 is effective for reporting periods beginning after December 15, 2005, with earlier application permitted. The Company adopted FSP 115-1 upon issuance. The adoption did not have a material effect on the Company's consolidated financial condition or results of operations.

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position

("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses a wide variety of topics, some of which have a significant impact on the Company. The major provisions of SOP 03-1 require:

- Recognizing expenses for a variety of contracts and contract features, including guaranteed minimum death benefits ("GMDB"), certain death benefits on universal-life type contracts and annuitization options, on an accrual basis versus the previous method of recognition upon payment;

- Reporting and measuring assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

- Reporting and measuring the Company's interest in its separate accounts as general account assets based on the insurer's proportionate beneficial interest in the separate account's underlying assets; and

- Capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs ("DAC").

SOP 03-1 was effective for financial statements for fiscal years beginning after December 15, 2003. At the date of initial application, January 1, 2004, the cumulative effect of the adoption of SOP 03-1 on net income and other comprehensive income was comprised of the following individual impacts shown net of income tax benefit of $10:

                                                                                                             Other
                                                                                                         Comprehensive
Components of Cumulative Effect of Adoption                                              Net Income          Income
                                                                                        ---------------------------------
Establishing GMDB and other benefit reserves for annuity contracts                          $ (50)            $  --
Reclassifying certain separate accounts to general account                                     30               294
Other                                                                                           2                (2)
                                                                                        ---------------------------------
                                               TOTAL CUMULATIVE EFFECT OF ADOPTION          $ (18)            $ 292
                                                                                        ---------------------------------

In May 2003, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity" ("SFAS 150"). SFAS 150 establishes standards for classifying and measuring as liabilities certain financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Generally, SFAS 150 requires liability classification for two broad classes of financial instruments: (a) instruments that represent, or are indexed to, an obligation to buy back the issuer's shares regardless of whether the instrument is settled on a net-cash or gross-physical basis and (b) obligations that (i) can be settled in shares but derive their value predominately from another underlying instrument or index (e.g. security prices, interest rates, and currency rates), (ii) have a fixed value, or (iii) have a value inversely related to the issuer's shares. Mandatorily redeemable equity and written options requiring the issuer to buyback shares are examples of financial instruments that should be reported as liabilities under this new guidance. SFAS 150 specifies accounting only for certain freestanding financial instruments and does not affect whether an embedded derivative must be bifurcated and accounted for separately. SFAS 150 was effective for instruments entered into or modified after May 31, 2003 and for all other instruments beginning with the first interim reporting period beginning after June 15, 2003. Adoption of this statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities, an interpretation of ARB No. 51" ("FIN 46"), which required an enterprise to assess whether consolidation of an entity is appropriate based upon its interests in a variable interest entity ("VIE"). A VIE is an entity in which the equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. The initial determination of whether an entity is a VIE shall be made on the date at which an enterprise becomes involved with the entity. An enterprise shall consolidate a VIE if it has a variable interest that will absorb a majority of the VIEs expected losses if they occur, receive a majority of the entity's expected residual returns if they occur or both. FIN 46 was effective immediately for new VIEs established or purchased subsequent to January 31, 2003. For VIEs established or purchased subsequent to January 31, 2003, the adoption of FIN 46 did not have a material impact on the Company's consolidated financial condition or results of operations as there were no material VIEs which required consolidation.

In December 2003, the FASB issued a revised version of FIN 46 ("FIN 46R"), which incorporated a number of modifications and changes made to the original version. FIN 46R replaced the previously issued FIN 46 and, subject to certain special provisions, was effective no later than the end of the first reporting period that ends after December 15, 2003 for entities considered to be special-purpose entities and no later than the end of the first reporting period that ends after March 15, 2004 for all other VIEs. Early adoption was permitted. The Company adopted FIN 46R in the fourth quarter of 2003. The adoption of FIN 46R did not result in the consolidation of any material VIEs.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments -- an amendment of FASB Statements No. 133 and 140" ("SFAS

155"). This statement amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" and resolves issues addressed in SFAS 133 Implementation Issue No. D1, "Application of Statement 133 to Beneficial Interest in Securitized Financial Assets." This Statement: (a) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (b) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (c) establishes a requirement to evaluate beneficial interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (d) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and, (e) eliminates restrictions on a qualifying special-purpose entity's ability to hold passive derivative financial instruments that pertain to beneficial interests that are or contain a derivative financial instrument. The standard also requires presentation within the financial statements that identifies those hybrid financial instruments for which the fair value election has been applied and information on the income statement impact of the changes in fair value of those instruments. The Company is required to apply SFAS 155 to all financial instruments acquired, issued or subject to a remeasurement event beginning January 1, 2007 although early adoption is permitted as of the beginning of an entity's fiscal year. The provisions of SFAS 155 are not expected to have an impact recorded at adoption; however, the standard could affect the future income recognition for securitized financial assets because there may be more embedded derivatives identified with changes in fair value recognized in net income.

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Initial application of SOP 05-1 should be as of the beginning of the entity's fiscal year. The Company is expected to adopt SOP 05-1 effective January 1, 2007. Adoption of this statement is expected to have an impact on the Company's consolidated financial statements; however, the impact has not yet been determined.

In December 2004, the FASB issued SFAS No. 123 (revised 2004), "Share-Based Payment" ("SFAS 123R"), which replaces SFAS No. 123, "Accounting for Stock-Based Compensation" ("SFAS 123") and supercedes APB Opinion No. 25, "Accounting for Stock Issued to Employees." SFAS 123R requires all companies to recognize compensation costs for share-based payments to employees based on the grant-date fair value of the award for financial statements for reporting periods beginning after June 15, 2005. In April 2005, the Securities and Exchange Commission deferred the required effective date for adoption to annual periods beginning after June 15, 2005. The pro forma disclosures previously permitted under SFAS 123 will no longer be an alternative to financial statement recognition. The transition methods include prospective and retrospective adoption options. The prospective method requires that compensation expense be recorded for all unvested stock-based awards including those granted prior to adoption of the fair value recognition provisions of SFAS 123, at the beginning of the first quarter of adoption of SFAS 123R; while the retrospective methods would record compensation expense for all unvested stock-based awards beginning with the first period restated. The Company will adopt SFAS 123R in the first quarter of fiscal 2006 using the prospective method. In January 2003, the Company began expensing all stock-based compensation awards granted or modified after January 1, 2003 under the fair value recognition provisions of SFAS 123 and; therefore, the adoption is not expected to have a material impact on the Company's consolidated financial condition or results of operations.

STOCK-BASED COMPENSATION

The Hartford has an incentive stock plan (the "2005 Stock Plan") which permits the Hartford to grant non-qualified or incentive stock options qualifying under
Section 422A of the Internal Revenue Code, stock appreciation rights, performance shares, restricted stock, or restricted stock units, or any combination of the foregoing. In January 2003, the Hartford began expensing all stock-based compensation awards granted or modified after January 1, 2003 under the fair value recognition provisions of Statement of Financial Accounting Standard ("SFAS") No. 123 "Accounting for Stock-Based Compensation." The fair value of stock-based awards granted by the Hartford during the years ended December 31, 2005, 2004 and 2003 were $42, $40 and $35, respectively, after-tax. The fair value of these awards will be recognized as expense over the awards' vesting periods, generally three years.

Prior to January 1, 2004, the Company used the Black-Scholes model to determine the fair value of the Hartford's stock-based compensation. For all awards granted or modified on or after January 1, 2004, the Hartford uses a hybrid lattice/Monte-Carlo based option valuation model

(the "valuation model") that incorporates the possibility of early exercise of options into the valuation. The valuation model also incorporates the Hartford's historical forfeiture and exercise experience to determine the option value. For these reasons, the Hartford believes the valuation model provides a fair value that is more representative of actual experience than the value calculated under the Black-Scholes model.

All stock-based awards granted or modified prior to January 1, 2003 continue to be valued using the intrinsic value-based provisions set forth in Accounting Principles Board ("APB") Opinion No. 25, "Accounting for Stock Issued to Employees." Under the intrinsic value method, compensation expense is determined on the measurement date, which is the first date on which both the number of shares the employee is entitled to receive and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date, and is recognized over the award's vesting period. The expense, including non-option plans, related to stock-based employee compensation included in the determination of net income for the years ended December 31, 2005, 2004 and 2003 is less than that which would have been recognized if the fair value method had been applied to all awards since the effective date of SFAS No. 123. For further discussion of the Hartford's stock-based compensation plans, see Note 17.

INVESTMENTS

The Company's investments in fixed maturities, which include bonds, redeemable preferred stock and commercial paper; and certain equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and accordingly, are carried at fair value with the after-tax difference from cost or amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments, reflected in stockholders' equity as a component of accumulated other comprehensive income ("AOCI"). Policy loans are carried at outstanding balance, which approximates fair value. Mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any. Other investments primarily consist of limited partnership interests and derivatives. Limited partnerships are accounted for under the equity method and accordingly the Company's share of partnership earnings are included in net investment income. Derivatives are carried at fair value.

VALUATION OF FIXED MATURITIES

The fair value for fixed maturity securities is largely determined by one of three primary pricing methods: independent third party pricing service market quotations, independent broker quotations or pricing matrices, which use data provided by external sources. With the exception of short-term securities for which amortized cost is predominantly used to approximate fair value, security pricing is applied using a hierarchy or "waterfall" approach whereby prices are first sought from independent pricing services with the remaining unpriced securities submitted to brokers for prices or lastly priced via a pricing matrix.

Prices from independent pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain of the Company's asset-backed ("ABS") and commercial mortgage-backed securities ("CMBS") are priced via broker quotations. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from an independent third party service or an independent broker quotation. The pricing matrix begins with current treasury rates and uses credit spreads and issuer-specific yield adjustments received from an independent third party source to determine the market price for the security. The credit spreads, as assigned by a nationally recognized rating agency, incorporate the issuer's credit rating and a risk premium, if warranted, due to the issuer's industry and the security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice annually, as of June 30 and December 31, by an independent third party source and are intended to adjust security prices for issuer-specific factors. The matrix-priced securities at December 31, 2005 and 2004, primarily consisted of non-144A private placements and have an average duration of 4.8 and 4.7 years, respectively.

The following table identifies the fair value of fixed maturity securities by pricing source as of December 31, 2005 and 2004.

                                                                         2005                          2004
                                                              ----------------------------------------------------------
                                                                             Percentage                     Percentage
                                                                              of Total                       of Total
                                                              Fair Value     Fair Value     Fair Value      Fair Value
                                                              ----------------------------------------------------------
Priced via independent market quotations                       $ 36,055          83.4%       $  34,555          80.9%
Priced via broker quotations                                      2,271           5.2            3,082           7.2
Priced via matrices                                               3,667           8.5            3,508           8.2
Priced via other methods                                            202           0.5               61           0.2
Short-term investments [1]                                        1,047           2.4            1,485           3.5
                                                              ----------------------------------------------------------
                                                    TOTAL      $ 43,242         100.0%       $  42,691         100.0%
                                                              ----------------------------------------------------------


[1] Short-term investments are primarily valued at amortized cost, which approximates fair value.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. As such, the estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security was sold immediately.

OTHER-THAN-TEMPORARY IMPAIRMENTS ON AVAILABLE-FOR-SALE SECURITIES

One of the significant estimates inherent in the valuation of investments is the evaluation of investments for other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates. The Company's accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the security is deemed to be other-than-temporarily impaired, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals ("the committee") that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities not subject to EITF Issue No. 99-20 ("non-EITF Issue No. 99-20 securities") that are in an unrealized loss position, are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for non-EITF Issue No. 99-20 securities is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer,
(c) whether the debtor is current on contractually obligated interest and principal payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Non-EITF Issue No. 99-20 securities depressed by twenty percent or more for six months are presumed to be other-than-temporarily impaired unless significant objective verifiable evidence supports that the security price is temporarily depressed and is expected to recover within a reasonable period of time. The evaluation of non-EITF Issue No. 99-20 securities depressed more than ten percent is documented and discussed quarterly by the committee.

For certain securitized financial assets with contractual cash flows including ABS, EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an other-than-temporary impairment charge is recognized. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from current estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

MORTGAGE LOAN IMPAIRMENTS

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments are recognized as net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction remeasurements are also recognized within net realized capital gains and losses. Net realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and offset by amounts owed to policyholders and were less than $1 for the years ended December 31, 2005 and 2004 and were $1 for the year ended December 31, 2003. Under the terms of the contracts, the net realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For fixed maturities subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. These adjustments are accounted for using the retrospective method for highly-rated fixed maturities, and the prospective method for non-highly rated securitized financial assets. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For partnership investments, the equity method of accounting is used to recognize the Company's share of partnership earnings. For investments that have had an other-than-temporary impairment loss, income is earned on the constant effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

DERIVATIVE INSTRUMENTS

Overview

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, price or currency exchange rate volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. For a further discussion of derivative instruments, see the Derivative Instruments section of
Note 4.

The Company's derivative transactions are used in strategies permitted under the derivatives use plans filed and/or approved, as applicable, by the State of Connecticut and the State of New York insurance departments. The Company does not make a market or trade in these instruments for the express purpose of earning short-term trading profits.

Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities

Derivatives are recognized on the balance sheet at fair value. Other than the guaranteed minimum withdrawal benefit ("GMWB") rider, which is discussed below, and the associated reinsurance contracts as well as the reinsurance contracts associated with the GMIB product, which is discussed in Note 15, approximately 84% and 76% of derivatives, based upon notional values, were priced via valuation models, while the remaining 16% and 24% of derivatives were priced via broker quotations, as of December 31, 2005 and 2004, respectively. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, in the consolidated balance sheets, excluding embedded derivatives and GMWB and GMIB reinsurance contracts. Embedded derivatives are recorded in the consolidated balance sheets with the associated host instrument. GMWB and GMIB reinsurance assumed contract amounts are recorded in other policyholder funds in the consolidated balance sheets. GMWB reinsurance ceded amounts are recorded in reinsurance recoverables in the consolidated balance sheets.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency fair value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation or (5) held for other investment and risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

Fair-Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic derivative net coupon settlements are recorded in net investment income with the exception of hedges of Company issued debt which are recorded in interest expense.

Cash-Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of income in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

Foreign-Currency Hedges

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete or substantially complete liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

Other Investment and Risk Management Activities

The Company's other investment and risk management activities primarily relate to strategies used to reduce economic risk, enhance income, or replicate permitted fixed income investments, and do not receive hedge accounting treatment. Changes in the fair value, including periodic net coupon settlements, of derivative instruments held for other investment and risk management purposes are reported in current period earnings as net realized capital gains and losses.

Hedge Documentation and Effectiveness Testing

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair-value, cash-flow, foreign-currency or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. In addition, certain hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. Hedge ineffectiveness is measured using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Depending on the hedging strategy, quantitative methods may include the "Change in Variable Cash Flows Method," the "Change in Fair Value Method," the "Hypothetical Derivative Method" and the "Dollar Offset Method."

Discontinuance of Hedge Accounting

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is dedesignated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

Embedded Derivatives

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

Credit Risk

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and then collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, with the exception of exchange-traded contracts and currency forward purchase or sale contracts, be governed by an International Swaps and Dealers Association Master Agreement which is structured by legal entity and by counterparty and permits the right of offset. In addition, the Company periodically enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool.

Product Derivatives and Risk Management

VALUATION OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT REINSURANCE DERIVATIVES

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specific percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. For certain of the withdrawal benefit features, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. In addition, the Company has recently added a feature, available to new contract holders, that allows the policyholder the option to receive the guaranteed annual withdrawal amount for as long as they are alive. In this new feature, in all cases the contract holder or their beneficiary will receive the GRB and the GRB is reset on an annual basis to the maximum anniversary account value subject to a cap.

Effective August 31, 2005, Hartford Life and Annuity Insurance Company entered into a reinsurance agreement with Hartford Life Insurance K.K., a related party and subsidiary of Hartford Life, Inc. Through the reinsurance agreement, Hartford Life, K.K. agreed to cede and Hartford Life and Annuity Insurance Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by Hartford Life, K.K. on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, Hartford Life and Annuity Insurance Company received fees collected since inception by Hartford Life, K.K. related to the in-force riders of $25. Prospectively, Hartford Life and Annuity Insurance Company will receive the rider fee (currently, approximately 26 basis points) collected by Hartford Life, K.K. and payable monthly in arrears. Depending on the underlying contract form, benefits are paid from Hartford Life and Annuity Insurance Company to Hartford Life, K.K. either on the guaranteed annuity commencement date, when the contract holder's account value is less than the present value of minimum guaranteed annuity payments, or alternatively, during the annuitization phase, when the contract holder's account value is reduced to zero or upon death of the contract holder.

The GMWB represents an embedded derivative in the variable annuity contract that is required to be reported separately from the host variable annuity contract. The GMIB reinsurance represents a free standing derivative. Both are carried at fair value and reported in other policyholder funds. The fair value of the GMWB and GMIB obligations is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the current LIBOR forward curve rates; market volatility assumptions for each underlying index based on a blend of observed market "implied volatility" data and annualized standard deviations of monthly returns using the most recent 20 years of observed market performance; correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; and current risk-free spot rates as represented by the current LIBOR spot curve to determine the present value of expected future cash flows produced in the stochastic projection process. During the 4th quarter of 2005, the Company reflected a newly reliable market input for volatility on Standard and Poor's ("S&P") 500 index options. The impact of reflecting the newly reliable market input for the S&P 500 index volatility resulted in a decrease to the GMWB asset of $83 and had an insignificant impact on the valuation of the GMIB reinsurance assumed asset. The impact to net income including other changes in assumptions, after DAC amortization and taxes was a loss of $18.

In valuing the GMWB embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder for the GMWB over the Attributed Fees are associated with the host variable annuity contract and are recorded in fee income.

For contracts issued prior to July 2003, the Company has an unrelated party reinsurance arrangement in place to transfer its risk of loss due to GMWB. For contracts issued after July 2003, the Company had reinsured the risk of loss due to GMWB to a related party, Hartford Life and Accident Insurance Company. Both of these arrangements are recognized as derivatives and carried at fair value in reinsurance recoverables. Changes in the fair value of both the derivative assets and liabilities related to the reinsured GMWB are recorded in net realized capital gains and losses. During September 2005, the Company recaptured the reinsurance agreement with the related party. As a result of the recapture, the Company received derivative instruments, used to hedge its exposure to the GMWB rider, including interest rate futures, Standard and Poor's ("S&P") 500 and NASDAQ index put options and futures contracts and Europe, Australasia and Far East ("EAFE") Index swaps to hedge GMWB exposure to international equity markets. For the years ended December 31, 2005, 2004 and 2003, net realized capital gains and losses included the change in market value of the embedded derivative related to the GMWB liability, the derivative reinsurance arrangement and the related derivative contracts that were purchased as economic hedges, the net effect of which was a $55 loss, $0 and $0, before deferred policy acquisition costs and tax effects, respectively.

A contract is 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money' the Company's exposure, as of December 31, 2005, was $8. However, the only ways the contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to zero through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to zero, the contract holder will receive a period certain annuity equal to the remaining GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $8.

SEPARATE ACCOUNTS

The Company maintains separate account assets and liabilities, which are reported at fair value. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. Non-guaranteed separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS ASSOCIATED WITH VARIABLE ANNUITY AND OTHER UNIVERSAL LIFE-TYPE CONTRACTS

Accounting Policy and Assumptions

The Company's policy acquisition costs include commissions and certain other expenses that vary with and are primarily associated with acquiring business. Present value of future profits is an intangible asset recorded upon applying purchase accounting in an acquisition of a life insurance company. Deferred policy acquisition costs and the present value of future profits intangible asset are amortized in the same way. Both are amortized over the estimated life of the contracts acquired, generally 20 years. Within the following discussion, deferred policy acquisition costs and the present value of future profits intangible asset will be referred to as "DAC." At December 31, 2005 and 2004, the carrying value of the Company's DAC asset was $7.1 billion and $6.5 billion, respectively.

The Company amortizes DAC related to traditional policies (term, whole life and group insurance) over the premium-paying period in proportion to the present value of annual expected premium income. The Company amortizes DAC related to investment contracts and universal life-type contracts (including individual variable annuities) using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"). The Company uses other measures for amortizing DAC, such as gross costs, as a replacement for EGPs when EGPs are expected to be negative for multiple years of the contract's life. The Company also adjusts the DAC balance, through other comprehensive income, by an amount that represents the amortization of DAC that would have been required as a charge or credit to operations had unrealized gains and losses on investments been realized. Actual gross profits, in a given reporting period, that vary from management's initial estimates result in increases or decreases in the rate of amortization, commonly referred to as a "true-up," which are recorded in the current period. The true-up recorded for the years ended December 31, 2005, 2004 and 2003, was an increase to amortization of $27, $16 and $35, respectively.

Each year, the Company develops future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future gross profits are projected for the estimated lives of the contracts, generally 20 years and are, to a large extent, a function of future account value projections for individual variable annuity products and to a lesser extent for variable universal life products. The projection of future account values requires the use of certain assumptions. The assumptions considered to be important in the projection of future account value, and hence the EGPs, include separate account fund performance, which is impacted by separate account fund mix, less fees assessed against the contract holder's account balance, surrender and lapse rates, interest margin, and mortality. The assumptions are developed as part of an annual process and are dependent upon the Company's current best estimates of future events which are likely to be different for each year's cohort. For example, upon completion of a study during the fourth quarter of 2005, the Company, in developing projected account values and the related EGP's for the 2005 cohorts, used a separate account return assumption of 7.6% (after fund fees, but before mortality and expense charges). For prior year cohorts, the Company's separate account return assumption, at the time those cohorts' account values and related EGPs were projected, was 9.0%.

UNLOCK ANALYSIS

EGPs that are used as the basis for determining amortization of DAC are evaluated regularly to determine if actual experience or other evidence suggests that earlier estimates should be revised. Assumptions used to project account values and the related EGPs, are not revised unless the EGPs in the DAC amortization model fall outside of a reasonable range. In the event that the Company was to revise assumptions used for prior year cohorts, thereby changing its estimate of projected account value, and the related EGPs, in the DAC amortization model, the cumulative DAC amortization would be adjusted to reflect such changes, in the period the revision was determined to be necessary, a process known as "unlocking."

To determine the reasonableness of the prior assumptions used and their impact on previously projected account values and the related EGPs, the Company evaluates, on a quarterly basis, its previously projected EGPs. The Company's process to assess the reasonableness of its EGPs, involves the use of internally developed models, which run a large number of stochastically determined scenarios of separate account fund performance. Incorporated in each scenario are the Company's current best estimate assumptions with respect to separate account returns, lapse rates, mortality, and expenses. These scenarios are run to calculate statistically significant ranges of reasonable EGPs. The statistical ranges produced from the stochastic scenarios are compared to the present value of EGPs used in the respective DAC amortization models. If EGPs used in the DAC amortization model fall outside of the statistical ranges of reasonable EGPs, a revision to the assumptions in prior year cohorts used to project account value and the related EGPs, in the DAC amortization model would be necessary. A similar approach is used for variable universal life business.

As of December 31, 2005, the present value of the EGPs used in the DAC amortization models, for variable annuities and variable universal life business, fell within the statistical range of reasonable EGPs. Therefore, the Company did not revise the separate account return assumption, the account value or any other assumptions, in those DAC amortization models, for 2004 and prior cohorts.

Aside from absolute levels and timing of market performance, additional factors that will influence the unlock determination include the degree of volatility in separate account fund performance and shifts in asset allocation within the separate account made by policyholders. The overall return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings. The Company's overall separate account fund performance has been reasonably correlated to the overall performance of the S&P 500 Index (which closed at 1,248 on December 31, 2005), although no assurance can be provided that this correlation will continue in the future.

The overall recoverability of the DAC asset is dependent on the future profitability of the business. The Company tests the aggregate recoverability of the DAC asset by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely stress tests its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced another significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID CLAIMS AND CLAIM ADJUSTMENT
EXPENSES

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid claims and future policy benefits. Liabilities for unpaid claims include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid claims and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as sex, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Policyholder funds include funding agreements held by VIE issuing medium-term notes.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. The Company's traditional life and group disability products are classified as long duration contracts, and premiums are recognized as revenue when due from policyholders.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance inforce accounted for 3%, 5%, and 6% as of December 31, 2005, 2004 and 2003, respectively, of total life insurance in force. Dividends to policyholders were $37, $29 and $63 for the years ended December 31, 2005, 2004 and 2003, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholders' equity by a charge to operations and a credit to a liability.

REINSURANCE

Written premiums, earned premiums and incurred insurance losses and loss adjustment expense all reflect the net effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to our acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance means other insurance companies have agreed to share certain risks the Company has underwritten. Reinsurance accounting is followed for assumed and ceded transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the future tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

NOTE 3. SEGMENT INFORMATION

The Company has adjusted its reportable operating segments in 2005 from Retail Products Group ("Retail"), Institutional Solutions Group ("Institutional") and Individual Life to Retail, Retirement Plans, Institutional and Individual Life.

Retail offers individual variable and fixed market value adjusted ("MVA") annuities, and other investment products.

Retirement Plans offer retirement plan products and services to corporations and municipalities pursuant to Section 401(k), 403(b) and 457 plans.

Institutional offers institutional liability products, including stable value products, structured settlements and institutional annuities (primarily terminal funding cases), as well as variable private placement life insurance owned by corporations and high net worth individuals (formerly referred to as COLI).

Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life insurance.

Life includes in an Other category its leveraged PPLI product line of business; corporate items not directly allocated to any of its reportable operating segments; net realized capital gains and losses on fixed maturity sales generated from movements in interest rates, less amortization of those gains or losses back to the reportable segments; net realized capital gains and losses generated from credit related events, less a credit risk fee charged to the reportable segments; net realized capital gains and losses from non-qualifying derivative strategies (including embedded derivatives) and interest rate risk generated from sales of the assumed yen based fixed annuity from Hartford Life's international operations, other than the net periodic coupon settlements on credit derivatives, which are allocated to the reportable segments; intersegment eliminations and GMIB reinsurance assumed from Hartford Life Insurance KK, a related party and subsidiary of Hartford Life, as well as certain group benefit products, including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 1. Life evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues primarily occur between Life's Other category and the operating segments. These amounts primarily include interest income on allocated surplus, interest charges on excess separate account surplus, the allocation of net realized capital gains and losses and the allocation of credit risk charges. Each operating segment is allocated corporate surplus as needed to support its business. Portfolio management is a corporate function and net realized capital gains and losses on invested assets are recognized in Life's Other category. Those net realized capital gains and losses that are interest rate related are subsequently allocated back to the operating segments in future periods, with interest, over the average estimated duration of the operating segment's investment portfolios, through an adjustment to each respective operating segment's realized capital gains and losses, with an offsetting adjustment in the Other category. Net realized capital gains and losses from non-qualifying derivative strategies, including embedded derivatives, are retained by Corporate and reported in the Other category. Net realized capital gains and losses generated from credit related events, other than net periodic coupon settlements on credit derivatives, are retained by Corporate. However, in exchange for retaining credit related losses, the Other category charges each operating segment a "credit-risk" fee through realized capital gains and losses. The "credit-risk" fee covers fixed income assets included in each operating segment's general account and guaranteed separate accounts. The "credit-risk" fee is based upon historical default rates in the corporate bond market, the Company's actual default experience and estimates of future losses. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States.

The positive (negative) impact on realized gains and losses of the segments for allocated interest related realized gains and losses and the credit-risk fees were as follows:

                                                                                             2005       2004       2003
                                                                                            -----------------------------
Retail
   Realized gains (losses)                                                                   $  34      $ 25      $   1
   Credit risk fees                                                                            (26)      (22)       (14)
Retirement Plans
   Realized gains (losses)                                                                       6         5          5
   Credit risk fees                                                                             (8)       (8)        (7)
Institutional
   Realized gains (losses)                                                                      13         8          6
   Credit risk fees                                                                            (18)      (16)       (13)
Individual Life
   Realized gains (losses)                                                                       8        12         --
   Credit risk fees                                                                             (5)       (5)        (5)
Other
   Realized gains (losses)                                                                     (61)      (50)       (12)
   Credit risk fees                                                                             57        51         39
                                                                                            -----------------------------
                                                                                 TOTAL       $  --      $ --      $  --
                                                                                            -----------------------------

The following tables represent summarized financial information concerning the Company's segments.

                                                                                               FOR THE YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                         --------------------------------
                                                                                          2005        2004        2003
                                                                                         --------------------------------
TOTAL REVENUES
   Retail                                                                                $ 2,570     $ 2,488     $ 1,657
   Retirement Plans                                                                          457         421         376
   Institutional                                                                           1,400       1,273       1,494
   Individual Life                                                                           991         966         894
   Other                                                                                     486         538         433
                                                                                         --------------------------------
                                                                     TOTAL REVENUES      $ 5,904     $ 5,686     $ 4,854
                                                                                         --------------------------------
NET INVESTMENT INCOME
   Retail                                                                                $   934     $ 1,013     $   431
   Retirement Plans                                                                          311         307         280
   Institutional                                                                             784         647         562
   Individual Life                                                                           272         269         227
   Other                                                                                     268         234         264
                                                                                         --------------------------------
                                                        TOTAL NET INVESTMENT INCOME      $ 2,569     $ 2,470     $ 1,764
                                                                                         --------------------------------
AMORTIZATION OF DAC
   Retail                                                                                $   689     $   596     $   450
   Retirement Plans                                                                           26          28          18
   Institutional                                                                              32          26          27
   Individual Life                                                                           196         175         166
   Other                                                                                       2          --         (15)
                                                                                         --------------------------------
                                                          TOTAL AMORTIZATION OF DAC      $   945     $   825     $   646
                                                                                         --------------------------------
INCOME TAX EXPENSE (BENEFIT)
   Retail                                                                                $    33     $    35     $    27
   Retirement Plans                                                                           19          17          15
   Institutional [1]                                                                          34          24          34
   Individual Life                                                                            69          70          64
   Other [2]                                                                                  52        (117)         28
                                                                                         --------------------------------
                                                           TOTAL INCOME TAX EXPENSE      $   207     $    29     $   168
                                                                                         --------------------------------
NET INCOME
   Retail                                                                                $   520     $   373     $   330
   Retirement Plans                                                                           66          59          39
   Institutional                                                                              82          55          68
   Individual Life                                                                           149         143         134
   Other [2]                                                                                  92         335          55
                                                                                         --------------------------------
                                                                   TOTAL NET INCOME      $   909     $   965     $   626
                                                                                         --------------------------------


[1] 2003 includes $9 of after-tax benefit related to the settlement of litigation.

[2] For the year ended December 31, 2004 the Company includes a $191 tax benefit recorded in its Other category, which relates to an agreement with the IRS on the resolution of matters pertaining to tax years prior to 2004. For further discussion of this tax benefit see Note 12.

                                                                                                      DECEMBER 31,
                                                                                                --------------------------
                                                                                                   2005           2004
                                                                                                --------------------------
ASSETS
   Retail                                                                                       $  119,185     $  114,288
   Retirement Plans                                                                                 20,058         17,142
   Institutional                                                                                    48,561         44,572
   Individual Life                                                                                  12,314         11,361
   Other                                                                                             7,506          8,279
                                                                                                --------------------------
                                                                              TOTAL ASSETS      $  207,624     $  195,642
                                                                                                --------------------------
DAC
   Retail                                                                                       $    4,617     $    4,307
   Retirement Plans                                                                                    406            264
   Institutional                                                                                        81             57
   Individual Life                                                                                   1,976          1,802
   Other                                                                                                21             23
                                                                                                --------------------------
                                                                                 TOTAL DAC      $    7,101     $    6,453
                                                                                                --------------------------
RESERVE FOR FUTURE POLICY BENEFITS
   Retail                                                                                       $      732     $      678
   Retirement Plans                                                                                    366            387
   Institutional                                                                                     4,962          4,512
   Individual Life                                                                                     536            538
   Other                                                                                               810          1,129
                                                                                                --------------------------
                                                  TOTAL RESERVE FOR FUTURE POLICY BENEFITS      $    7,406     $    7,244
                                                                                                --------------------------
OTHER POLICYHOLDER FUNDS
   Retail                                                                                       $   16,299     $   18,320
   Retirement Plans                                                                                  5,194          4,790
   Institutional                                                                                     9,228          7,653
   Individual Life                                                                                   4,482          4,150
   Other                                                                                             3,196          2,580
                                                                                                --------------------------
                                                            TOTAL OTHER POLICYHOLDER FUNDS      $   38,399     $   37,493
                                                                                                --------------------------


NOTE 4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                                                                               FOR THE YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                         --------------------------------
                                                                                          2005        2004        2003
                                                                                         --------------------------------
COMPONENTS OF NET INVESTMENT INCOME
Fixed maturities                                                                         $ 2,275     $ 2,122     $ 1,425
Policy loans                                                                                 142         183         207
Other investments                                                                            189         195         152
Gross investment income                                                                    2,606       2,500       1,784
Less: Investment expenses                                                                     37          30          20
                                                                                         --------------------------------
                                                              NET INVESTMENT INCOME      $ 2,569     $ 2,470     $ 1,764
                                                                                         --------------------------------
COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)
Fixed maturities                                                                         $    57     $   168     $    (6)
Equity securities                                                                              8           7          (7)
Foreign currency transaction remeasurements                                                  157          (6)         --
Derivatives and other [1]                                                                   (147)        (29)         --
                                                                                         --------------------------------
                                                NET REALIZED CAPITAL GAINS (LOSSES)      $    75     $   140     $   (13)
                                                                                         --------------------------------


[1] Primarily consists of changes in fair value on non-qualifying derivatives, changes in fair value of certain derivatives in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments.

                                                                                               FOR THE YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                         --------------------------------
                                                                                          2005        2004        2003
                                                                                         --------------------------------
COMPONENTS OF NET UNREALIZED GAINS (LOSSES) ON AVAILABLE-FOR-SALE SECURITIES
Fixed maturities                                                                         $   986     $ 2,212     $ 1,574
Equity securities                                                                              7           8           7
Net unrealized gains credited to policyholders                                                (9)        (20)        (63)
Net unrealized gains                                                                         984       2,200       1,518
Deferred income taxes and other items                                                        407       1,076         790
Net unrealized gains, net of tax -- end of year                                              577       1,124         728
Net unrealized gains, net of tax -- beginning of year                                      1,124         728         463
                                                                                         --------------------------------
               CHANGE IN UNREALIZED GAINS (LOSSES) ON AVAILABLE-FOR-SALE SECURITIES      $  (547)    $   396     $   265
                                                                                         --------------------------------


COMPONENTS OF FIXED MATURITY INVESTMENTS

                                                                           AS OF DECEMBER 31, 2005
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                 Gross
                                                       Cost        Unrealized Gains     Unrealized Losses     Fair Value
                                                    ----------------------------------------------------------------------
BONDS AND NOTES
ABS                                                 $   6,383          $     44              $   (73)          $   6,354
Collateralized mortgage obligations ("CMOs")
   Agency backed                                          657                 3                   (4)                656
   Non-agency backed                                      107                --                   --                 107
CMBS
   Agency backed                                           53                 1                   --                  54
   Non-agency backed                                    8,258               158                  (85)              8,331
Corporate                                              21,179             1,098                 (226)             22,051
Government/Government agencies
   Foreign                                                646                43                   (4)                685
   United States                                          435                23                   (2)                456
   Mortgage-backed securities ("MBS") -- U.S.
     Government/Government agencies                     2,559                 6                  (39)              2,526
   States, municipalities and political
     subdivisions                                         926                47                   (4)                969
   Redeemable preferred stock                               6                --                   --                   6
Short-term investments                                  1,047                --                   --               1,047
                                                    ---------------------------------------------------------------------
                        TOTAL FIXED MATURITIES      $  42,256          $  1,423              $  (437)          $  43,242
                                                    ---------------------------------------------------------------------

                                                                           AS OF DECEMBER 31, 2004
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                 Gross
                                                       Cost        Unrealized Gains     Unrealized Losses     Fair Value
                                                    ----------------------------------------------------------------------
BONDS AND NOTES
ABS                                                  $  5,881          $     72              $   (61)          $   5,892
Collateralized mortgage obligations ("CMOs")
   Agency backed                                          834                 9                   (3)                840
   Non-agency backed                                       48                --                   --                  48
CMBS
   Agency backed                                           54                --                   --                  54
   Non-agency backed                                    7,336               329                  (17)              7,648
   Corporate                                           21,200             1,826                  (57)             22,969
Government/Government agencies
   Foreign                                                649                60                   (2)                707
   United States                                          774                19                   (4)                789
   Mortgage-backed securities ("MBS") -- U.S.
     Government/Government agencies                     1,542                18                   (2)              1,558
   States, municipalities and political
     subdivisions                                         675                30                   (5)                700
   Redeemable preferred stock                               1                --                   --                   1
Short-term investments                                  1,485                --                   --               1,485
                                                    ----------------------------------------------------------------------
                        TOTAL FIXED MATURITIES       $ 40,479          $  2,363              $  (151)          $  42,691
                                                    ----------------------------------------------------------------------


The amortized cost and estimated fair value of fixed maturity investments at December 31, 2005 by contractual maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. ABS, including MBS and CMOs, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                               Amortized Cost     Fair Value
                                                              --------------------------------
MATURITY
One year or less                                                 $   4,113         $   4,106
Over one year through five years                                     13,312           13,558
Over five years through ten years                                    11,423           11,524
Over ten years                                                       13,408           14,054
                                                              -------------------------------
                                                   TOTAL         $  42,256         $  43,242
                                                              -------------------------------


SALES OF FIXED MATURITY AND AVAILABLE-FOR-SALE EQUITY SECURITY INVESTMENTS

                                                                                              FOR THE YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                        ---------------------------------
                                                                                          2005         2004       2003
                                                                                        ---------------------------------
SALE OF FIXED MATURITIES
Sale proceeds                                                                           $ 15,882     $ 13,022    $ 6,205
Gross gains                                                                                  302          311        196
Gross losses                                                                                (218)        (125)       (71)
SALE OF AVAILABLE-FOR-SALE EQUITY SECURITIES
Sale proceeds                                                                           $     39     $     75    $   107
Gross gains                                                                                    8           12          4
Gross losses                                                                                  --           (5)        (3)
                                                                                        ---------------------------------


CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

The Company is not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than certain U.S. government and government agencies. Other than U.S. government and government agencies, the Company's top three exposures by issuer as of December 31, 2005 were Royal Bank of Scotland Group PLC, AT&T Inc. and JPMorgan Chase & Co.

which comprise 0.5%, 0.4% and 0.4%, respectively, of total invested assets and as of December 31, 2004 were the JPMorgan Chase & Co., Banco Santander Central Hispano, S.A. and General Motors Corporation which comprised 0.8%, 0.4% and 0.4%, respectively, of total invested assets.

The Company's top three exposures by industry sector as of December 31, 2005 were financial services, technology and communications and utilities which comprise 13%, 6% and 5%, respectively, of total invested assets and as of December 31, 2004 were financial services, technology and communications and consumer non-cyclical which comprised approximately 13%, 8% and 5%, respectively, of total invested assets.

The Company's investments in states, municipalities and political subdivisions are geographically dispersed throughout the United States. As of December 31, 2005, the largest concentrations were in California, Oregon and Illinois and comprised approximately 0.5%, 0.4% and 0.2%, respectively, of total invested assets. As of December 31, 2004, the largest concentrations were in California, Oregon and Wisconsin and comprised approximately 0.5%, 0.4% and 0.2%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see the Investments section of Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2005 and 2004.

The following table presents amortized cost, fair value and unrealized losses for the Company's fixed maturity and available-for-sale equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005.

                                                                                 2005
                                              ---------------------------------------------------------------------------
                                                      Less Than 12 Months                     12 Months or More
                                              ---------------------------------------------------------------------------
                                               Amortized      Fair     Unrealized     Amortized     Fair     Unrealized
                                                 Cost        Value       Losses         Cost        Value      Losses
                                              ---------------------------------------------------------------------------
ABS                                            $   1,534    $  1,517      $  (17)      $   494     $   438     $   (56)
CMOs
   Agency backed                                     271         269          (2)          221         219          (2)
   Non-agency backed                                  18          18          --             1           1          --
CMBS
   Agency backed                                       2           2          --             4           4          --
   Non-agency backed                               3,899       3,833         (66)          578         559         (19)
Corporate                                          7,339       7,158        (181)        1,173       1,128         (45)
Government/Government agencies
   Foreign                                           173         170          (3)           36          35          (1)
   United States                                     147         146          (1)           20          19          (1)
MBS -- U.S. Government/Government
   agencies                                        1,689       1,658         (31)          170         162          (8)
States, municipalities and political
   subdivisions                                      194         190          (4)           --          --          --
Short-term investments                                61          61          --            --          --          --
                                               ------------------------------------------------------------------------
                  TOTAL FIXED MATURITIES          15,327      15,022        (305)        2,697       2,565        (132)
-----------------------------------------
Common stock                                           5           5          --             1           1          --
Non-redeemable preferred stock                        38          37          (1)           39          37          (2)
                                               ------------------------------------------------------------------------
                            TOTAL EQUITY              43          42          (1)           40          38          (2)
-----------------------------------------      ------------------------------------------------------------------------
   TOTAL TEMPORARILY IMPAIRED SECURITIES       $  15,370    $ 15,064      $ (306)      $ 2,737     $ 2,603     $  (134)
                                               ------------------------------------------------------------------------

                                                                                                  Total
                                                                                 ----------------------------------------
                                                                                  Amortized       Fair       Unrealized
                                                                                    Cost          Value        Losses
                                                                                 ----------------------------------------
ABS                                                                               $   2,028     $   1,955      $   (73)
CMOs
   Agency backed                                                                        492           488           (4)
   Non-agency backed                                                                     19            19           --
CMBS
   Agency backed                                                                          6             6           --
   Non-agency backed                                                                  4,477         4,392          (85)
Corporate                                                                             8,512         8,286         (226)
Government/Government agencies
   Foreign                                                                              209           205           (4)
   United States                                                                        167           165           (2)
MBS -- U.S. Government/Government agencies                                            1,859         1,820          (39)
States, municipalities and political subdivisions                                       194           190           (4)
Short-term investments                                                                   61            61           --
                                                                                  -------------------------------------
                                                       TOTAL FIXED MATURITIES        18,024        17,587         (437)
Common stock                                                                              6             6           --
Non-redeemable preferred stock                                                           77            74           (3)
                                                                                  -------------------------------------
                                                                 TOTAL EQUITY            83            80           (3)
                                                                                  -------------------------------------
                                        TOTAL TEMPORARILY IMPAIRED SECURITIES     $  18,107     $  17,667      $  (440)
                                                                                  -------------------------------------


As of December 31, 2005, fixed maturities represented approximately 99% of the Company's total unrealized loss amount, which was comprised of approximately 2,700 different securities. The Company held no securities as of December 31, 2005, that were in an unrealized loss position in excess of $12. There were no fixed maturities or equity securities as of December 31, 2005, with a fair value less than 80% of the security's cost or amortized cost for six continuous months other than certain ABS and CMBS. Other-than-temporary impairments for certain ABS and CMBS are recognized if the fair value of the security, as determined by external pricing sources, is less than its cost or amortized cost and there has been a decrease in the present value of the expected cash flows since the last reporting period. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position, as of December 31, 2005 that were deemed to be other-than-temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of over 2,200 securities of which 94%, or $288, of the unrealized loss were comprised of securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade fixed maturities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2005, were comprised of approximately 500 securities, with the majority of the unrealized loss amount relating to ABS, CMBS and corporate fixed maturities within the financial services sector. A description of the events contributing to the security types' unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

ABS -- The ABS in an unrealized loss position for twelve months or more were primarily supported by aircraft lease receivables that had suffered a decrease in value in recent years. The Company's holdings are ABS secured by leases on aircraft. The decline in the fair values of these securities is primarily attributable to the high risk premium associated with the increase in volatility of airline travel demand in recent years, lack of market liquidity in this sector and long term to maturity of these securities. In recent years, aircraft demand and lease rates have improved as a result of an increase in worldwide travel. However, the continuing difficulties experienced by several major U.S. domestic airlines due to high operating costs, including fuel and certain employee benefits costs, continue to weigh heavily on this sector. Based on the Company's projections of future cash flows under distressed scenarios, the Company expects to recover the full contractual principal and interest payments of these investments. However, future price recovery will depend on continued improvement in economic fundamentals, political stability, airline operating performance and collateral value.

CMBS -- The CMBS in an unrealized loss position as of December 31, 2005, were primarily the result of an increase in interest rates from the security's purchase date. Substantially all of these securities are investment grade securities priced at or greater than 90% of amortized cost as of December 31, 2005. Additional changes in fair value of these securities are primarily dependent on future changes in interest rates.

FINANCIAL SERVICES -- Financial services represents approximately $13 of the corporate securities in an unrealized loss position for twelve months or more. Substantially all of these securities are investment grade securities priced at or greater than 90% of amortized cost.

These positions are a mixture of fixed and variable rate securities with extended maturity dates, which have been adversely impacted by changes in interest rates after the purchase date. Additional changes in fair value of these securities are primarily dependent on future changes in interest rates.

The remaining balance of $46 in the twelve months or more unrealized loss category is comprised of approximately 200 securities, substantially all of which were depressed only to a minor extent with fair value to amortized cost ratios at or greater than 90% as of December 31, 2005. The decline in market value for these securities is primarily attributable to changes in interest rates.

The following table presents amortized cost, fair value and unrealized losses for the Company's fixed maturity and available-for-sale equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                                                 2004
                                               --------------------------------------------------------------------------
                                                       Less Than 12 Months                    12 Months or More
                                               --------------------------------------------------------------------------
                                                Amortized     Fair     Unrealized     Amortized     Fair     Unrealized
                                                  Cost        Value      Losses         Cost        Value      Losses
                                               --------------------------------------------------------------------------
ABS                                              $ 1,112     $ 1,102      $ (10)       $   343     $   292      $ (51)
CMOs
   Agency backed                                     494         491         (3)             2           2         --
   Non-agency backed                                  40          40         --             --          --         --
CMBS
   Agency backed                                      19          19         --             --          --         --
   Non-agency backed                               1,563       1,548        (15)            73          71         (2)
Corporate                                          2,685       2,652        (33)           657         633        (24)
Government/Government agencies
   Foreign                                           116         115         (1)            27          26         (1)
   United States                                     445         442         (3)             7           6         (1)
   MBS -- U.S. Government/Government
     agencies                                        398         396         (2)            24          24         --
   States, municipalities and political
     subdivisions                                    163         158         (5)             2           2         --
Short-term investments                                11          11         --             --          --         --
                                                 ---------------------------------------------------------------------
                   TOTAL FIXED MATURITIES          7,046       6,974        (72)         1,135       1,056        (79)
------------------------------------------
Common stock                                          --          --         --              1           1         --
Non-redeemable preferred stock                        19          19         --             39          36         (3)
                                                 ---------------------------------------------------------------------
                             TOTAL EQUITY             19          19         --             40          37         (3)
------------------------------------------       ---------------------------------------------------------------------
    TOTAL TEMPORARILY IMPAIRED SECURITIES        $ 7,065     $ 6,993      $ (72)       $ 1,175     $ 1,093      $ (82)
                                                 ---------------------------------------------------------------------

                                                                                                  Total
                                                                                  ---------------------------------------
                                                                                   Amortized       Fair      Unrealized
                                                                                     Cost         Value        Losses
                                                                                  ---------------------------------------
ABS                                                                                 $ 1,455      $  1,394      $   (61)
CMOs
   Agency backed                                                                        496           493           (3)
   Non-agency backed                                                                     40            40           --
CMBS
   Agency backed                                                                         19            19           --
   Non-agency backed                                                                  1,636         1,619          (17)
Corporate                                                                             3,342         3,285          (57)
Government/Government agencies
   Foreign                                                                              143           141           (2)
   United States                                                                        452           448           (4)
   MBS -- U.S. Government/Government agencies                                           422           420           (2)
   States, municipalities and political subdivisions                                    165           160           (5)
Short-term investments                                                                   11            11           --
                                                                                    -----------------------------------
                                                       TOTAL FIXED MATURITIES         8,181         8,030         (151)
Common stock                                                                              1             1           --
Non-redeemable preferred stock                                                           58            55           (3)
                                                                                    -----------------------------------
                                                                 TOTAL EQUITY            59            56           (3)
                                                                                    -----------------------------------
                                        TOTAL TEMPORARILY IMPAIRED SECURITIES       $ 8,240      $  8,086      $  (154)
                                                                                    -----------------------------------


MORTGAGE LOANS

The carrying value of mortgage loans was $1.4 billion and $794 for the years ended December 31, 2005 and 2004, respectively. The Company's mortgage loans are collateralized by a variety of commercial and agricultural properties. The largest concentrations by property type at December 31, 2005 and 2004 are office buildings (approximately 35% and 33%, respectively), retail stores (approximately 26% and 28%, respectively) and hotels (approximately 15% and 12%, respectively). The properties collateralizing mortgage loans are geographically dispersed throughout the United States, with the largest concentration in California (approximately 20% and 29% at December 31, 2005 and 2004, respectively). At December 31, 2005 and 2004, the Company held no impaired, restructured, delinquent or in-process-of-foreclosure mortgage loans. The Company had no valuation allowance for mortgage loans at December 31, 2005 and 2004.

VARIABLE INTEREST ENTITIES

The Company invests in two synthetic collateralized loan obligation trusts and a recently issued continuously offered ERISA-eligible institutional fund (collectively, "synthetic CLOs") that are managed by Hartford Investment Management Company ("HIMCO"), an affiliate of the Company. These synthetic CLOs invest in senior secured bank loans through total return swaps ("referenced bank loan portfolios"). The outstanding notional value of the referenced bank loan portfolios from the three synthetic CLOs was $800 and $700 as of December 31, 2005 and 2004, respectively.

As of December 31, 2005 and 2004, the synthetic CLOs had issued approximately $145 and $135 of notes and preferred shares ("CLO issuances"), respectively. The proceeds from the CLO issuances are invested in collateral accounts consisting of high credit quality securities and/or bank loans that are pledged to the referenced bank loan portfolios' swap counterparties. Investors in the CLO issuances receive the net proceeds from the referenced bank loan portfolios. Any principal losses incurred by the swap counterparties associated with the referenced bank loan portfolios are borne by the CLO issuances investors through the total return swaps. Approximately $110 and $120 of the CLO issuances were held by third party investors as of December 31, 2005 and 2004, respectively. The third party investors in the synthetic CLOs have recourse only to the synthetic CLOs' assets and not to the general credit of the Company. Accordingly, the Company's financial exposure to these synthetic CLOs is limited to its direct investment in certain notes and preferred shares issued by the synthetic CLOs.

Pursuant to the requirements of FIN 46R, the Company has concluded that the three synthetic CLOs are variable interest entities ("VIEs") and for two of the synthetic CLOs, the Company is the primary beneficiary and must consolidate these synthetic CLOs. Accordingly, the Company has reflected the assets and liabilities of two synthetic CLOs in its consolidated financial statements. As of December 31, 2005, the Company recorded $75 of cash and fixed maturities, total return swaps with a fair value of $2 in other investments and $42 in other liabilities related to the CLO issuances in its consolidated balance sheets. As of December 31, 2004, the Company recorded in the consolidated balance sheets $65 of cash and fixed maturities, total return swaps with a fair value of $3 in other investments and $52 related to the CLO issuances in other liabilities. The Company's investments in the consolidated synthetic CLOs, which is its maximum exposure to loss, was $33 and $14, as of December 31, 2005 and 2004, respectively.

The Company utilized qualitative and quantitative analyses to assess whether it was the primary beneficiary of the VIEs. The qualitative considerations included the Company's co-investment in relation to the total CLO issuance. The quantitative analysis included calculating the variability of the CLO issuance based upon statistical techniques utilizing historical normalized default and recovery rates for the average credit quality of the initial referenced bank loan portfolio.

DERIVATIVE INSTRUMENTS

Derivative instruments are recorded in the consolidated balance sheets at fair value. Asset and liability values are determined by calculating the net position for each derivative counterparty by legal entity and are presented as of December 31, as follows:

                                                            Asset Values      Liability Values
                                                          -------------------------------------
                                                           2005      2004      2005      2004
                                                          -------------------------------------
Other investments                                         $  159    $   42    $   --    $   --
Reinsurance recoverables                                      --        --        17       129
Other policyholder funds and benefits payable                 80       129        --        --
Fixed maturities                                              --         4        --        --
Other liabilities                                             --        --       390       449
                                                          -------------------------------------
                                               TOTAL      $  239    $  175    $  407    $  578
                                                          -------------------------------------


The following table summarizes the derivative instruments used by the Company and the primary hedging strategies to which they relate. Derivatives in the Company's non-guaranteed separate accounts are not included because the associated gains and losses accrue directly to policyholders. The notional value of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets and liabilities are presented on a net basis as of December 3,2005 and 2004. The total ineffectiveness of all cash-flow, fair-value and net investment hedges and total change in value of other derivative-based strategies which do not qualify for hedge accounting treatment, including net periodic coupon settlements, are presented below on an after-tax basis for the years ended December 31, 2005 and 2004.

                                                                                                            Hedge
                                                                                                       Ineffectiveness
                                                           Notional Amount          Fair Value            After-Tax
                                                         ----------------------------------------------------------------
HEDGING STRATEGY                                           2005       2004        2005      2004       2005       2004
                                                         ----------------------------------------------------------------
CASH-FLOW HEDGES
Interest rate swaps
   Interest rate swaps are primarily used to
   convert interest receipts on floating -rate
   fixed maturity securities to fixed rates. These
   derivatives are predominantly used to better
   match cash receipts from assets with cash
   disbursements required to fund liabilities. The
   Company also enters into forward starting swap
   agreements to hedge the interest rate exposure
   on anticipated fixed-rate asset purchases due
   to changes in the benchmark interest rate,
   London-Interbank Offered Rate ("LIBOR"). These
   derivatives were structured to hedge interest
   rate exposure inherent in the assumptions used
   to price primarily certain long-term disability
   products.
   Interest rate swaps are also used to hedge a
   portion of the Company's floating rate
   guaranteed investment contracts. These
   derivatives convert the floating rate
   guaranteed investment contract payments to a
   fixed rate to better match the cash receipts
   earned from the supporting investment portfolio.      $  4,860    $ 4,944     $  (26)   $    40     $ (10)     $ (10)

                                                                                                             Hedge
                                                                                                        Ineffectiveness
                                                             Notional Amount         Fair Value            After-Tax
                                                           --------------------------------------------------------------
HEDGING STRATEGY                                             2005       2004       2005       2004      2005      2004
                                                           --------------------------------------------------------------
Foreign currency swaps
   Foreign currency swaps are used to convert foreign
   denominated cash flows associated with certain
   foreign denominated fixed maturity investments to
   U.S. dollars. The foreign fixed maturities are
   primarily denominated in euros and are swapped to
   minimize cash flow fluctuations due to changes in
   currency rates.                                         $  1,361    $ 1,311    $  (222)   $ (421)    $  4      $  --
FAIR-VALUE HEDGES
Interest rate swaps
   A portion of the Company's fixed debt is hedged
   against increases in LIBOR, the designated
   benchmark interest rate. In addition, interest
   rate swaps are used to hedge the changes in fair
   value of certain fixed rate liabilities and fixed
   maturity securities due to changes in LIBOR.               1,707        201         (1)       (5)       2         --
Interest rate caps and floors
   Interest rate caps and floors are used to offset
   the changes in fair value related to corresponding
   interest rate caps and floors that exist in
   certain of the Company's variable-rate fixed
   maturity investments and are not required to be
   bifurcated.                                                   --        148         --        (1)      --         --
                                                           -------------------------------------------------------------
 TOTAL CASH-FLOW, FAIR-VALUE AND NET INVESTMENT HEDGES
                                                           $  7,928    $ 6,604    $  (249)   $ (387)    $ (4)     $ (10)
                                                           -------------------------------------------------------------

                                                                                                          Derivative
                                                                                                        Change in Value
                                                             Notional Amount         Fair Value            After-Tax
                                                            -------------------------------------------------------------
HEDGING STRATEGY                                             2005       2004       2005       2004      2005       2004
                                                            -------------------------------------------------------------
OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES
Interest rate caps and swaption contracts
   The Company is exposed to policyholder surrenders
   during a rising interest rate environment. Interest
   rate cap and swaption contracts are used to
   mitigate the Company's loss in a rising interest
   rate environment. The increase in yield from the
   cap and swaption contract in a rising interest rate
   environment may be used to raise credited rates,
   thereby increasing the Company's competitiveness
   and reducing the policyholder's incentive to
   surrender. These derivatives are also used to
   reduce the duration risk in certain investment
   portfolios. These derivative instruments are
   structured to hedge the durations of fixed maturity
   investments to match certain life products in
   accordance with the Company's asset and liability
   management policy.                                       $ 1,116    $ 1,466     $  1      $   2      $ --      $  (5)

                                                                                                          Derivative
                                                                                                        Change in Value
                                                             Notional Amount         Fair Value            After-Tax
                                                            -------------------------------------------------------------
HEDGING STRATEGY                                             2005       2004       2005       2004      2005       2004
                                                            -------------------------------------------------------------
Interest rate swaps and floors
   The Company uses interest rate swaps and floors to
   manage duration risk between assets and
   liabilities. In addition, the Company enters into
   interest rate swaps to terminate existing swaps in
   hedging relationships, thereby offsetting the
   changes in value of the original swap.                   $ 1,371    $ 1,441     $ 12      $   7      $  2      $   3
Foreign currency swaps and forwards
   The Company enters into foreign currency swaps and
   forwards and purchases foreign put options and
   writes foreign call options to hedge the foreign
   currency exposures in certain of its foreign fixed
   maturity investments.                                        490        312       (8)       (74)       20        (23)
Credit default and total return swaps
   The Company enters into swap agreements in which
   the Company assumes credit exposure of an
   individual entity, referenced index or asset pool.
   The Company assumes credit exposure to individual
   entities through credit default swaps. These
   contracts entitle the company to receive a periodic
   fee in exchange for an obligation to compensate the
   derivative counterparty should a credit event occur
   on the part of the referenced security issuer.
   Credit events typically include failure on the part
   of the referenced security issuer to make a fixed
   dollar amount of contractual interest or principal
   payments or bankruptcy. The maximum potential
   future exposure to the Company is the notional
   value of the swap contracts, $324 and $193,
   after-tax, as of December 31, 2005 and 2004,
   respectively.
   The Company also assumes exposure to the change in
   value of indices or asset pools through total
   return swaps and credit spreadlocks. As of December
   31, 2005 and 2004, the maximum potential future
   exposure to the Company from such contracts is $542
   and $458, after-tax, respectively.
   The Company enters into credit default swap
   agreements, in which the Company pays a derivative
   counterparty a periodic fee in exchange for
   compensation from the counterparty should a credit
   event occur on the part of the referenced security
   issuer. The Company entered into these agreements
   as an efficient means to reduce credit exposure to
   specified issuers or sectors. In addition, the
   Company enters into option contracts to receive
   protection should a credit event occur on the part
   of the referenced security issuer.                         2,013      1,418        3          6        10         16

                                                                                                          Derivative
                                                                                                        Change in Value
                                                             Notional Amount          Fair Value           After-Tax
                                                          ---------------------------------------------------------------
HEDGING STRATEGY                                            2005        2004        2005      2004      2005       2004
                                                          ---------------------------------------------------------------
Options
   The Company writes option contracts for a
   premium to monetize the bifurcated option
   embedded in certain of its fixed maturity
   investments. The written option grants the
   holder the ability to call the bond at a
   predetermined strike value. The maximum
   potential future economic exposure is
   represented by the then fair value of the bond
   in excess of the strike value, which is expected
   to be entirely offset by the appreciation in the
   value of the embedded long option.                     $     12    $      95    $   --    $    1    $   (1)    $  (1)
Yen fixed annuity hedging instruments
   The Company enters into currency rate swaps and
   forwards to mitigate the foreign currency
   exchange rate and yen interest rate exposures
   associated with the yen denominated individual
   fixed annuity compound rate contract product.
   For further discussion, see below. Additionally,
   forward settling fixed maturity investments are
   traded to manage duration and foreign currency
   risk associated with this product.                        1,675          611      (179)       10      (143)        4
Product derivatives
   The Company offers certain variable annuity
   products with a GMWB rider. The GMWB is a
   bifurcated embedded derivative that provides the
   policyholder with a GRB if the account value is
   reduced to zero through a combination of market
   declines and withdrawals. The GRB is generally
   equal to premiums less withdrawals. The
   policyholder also has the option, after a
   specified time period, to reset the GRB to the
   then-current account value, if greater. For a
   further discussion, see the Derivative
   Instruments section of Note 2. The notional
   value of the embedded derivative is the GRB
   balance.                                                 31,803       25,433         8       129       (42)       35
GMWB hedging instruments
   The Company enters into interest rate futures,
   S&P 500 and NASDAQ index futures contracts and
   put and call options, as well as interest rate
   and EAFE index swap contracts to economically
   hedge exposure to the volatility associated with
   the portion of the GMWB liabilities which are
   not reinsured. In addition, the Company
   periodically enters into forward starting S&P500
   put options as well as S&P index futures and
   interest rate swap contracts to economically
   hedge the equity volatility risk exposure
   associated with anticipated future sales of the
   GMWB rider.                                               5,086           --       175        --       (13)       --

                                                                                                          Derivative
                                                                                                       Change in Value
                                                         Notional Amount            Fair Value            After-Tax
                                                      -------------------------------------------------------------------
HEDGING STRATEGY                                        2005         2004        2005       2004       2005       2004
                                                      -------------------------------------------------------------------
Reinsurance contracts associated with GMWB
   Reinsurance arrangements are used to offset
   the Company's exposure to the GMWB embedded
   derivative for the lives of the host
   variable annuity contracts. The notional
   amount of the reinsurance contracts is the
   GRB amount.                                        $   8,575    $  25,433    $   (17)   $  (129)    $  19      $ (35)
Reinsurance contracts associated with GMIB
   Reinsurance arrangements are used to offset
   the Company's exposure to the GMIB embedded
   derivative for the lives of the host
   variable annuity contracts. The notional
   amount of the reinsurance contracts is the
   yen denominated policyholder account value
   remeasured at the year-end yen to U.S.
   dollar spot rate.                                     16,782           --         72         --        73         --
Statutory reserve hedging instruments
   The Company purchased one and two year S&P500
   put option contracts to economically hedge
   the statutory reserve impact of equity
   exposure arising primarily from GMDB
   obligations against a decline in the equity
   markets.                                               1,142        1,921         14         32       (20)        (2)
                                                      ------------------------------------------------------------------
       TOTAL OTHER INVESTMENT AND RISK MANAGEMENT
                                       ACTIVITIES        70,065       58,130         81        (16)      (95)        (8)
                                                      ------------------------------------------------------------------
                            TOTAL DERIVATIVES [1]     $  77,993    $  64,734    $  (168)   $  (403)    $ (99)     $ (18)
                                                      ------------------------------------------------------------------


[1] Derivative change in value includes hedge ineffectiveness for cash-flow, fair-value and net investment hedges and total change in value of other investment and risk management activities.

The increase in notional amount since December 31, 2004, is primarily due to the reinsurance of GMIB product and new hedging strategies, which were partially offset by a decrease in the reinsurance arrangement associated with GMWB. The increase in net fair value of derivative instruments since December 31, 2004, was primarily due to an increase in market value of derivatives hedging foreign bonds due to the strengthening of the U.S. dollar in comparison to foreign currencies, an increase in GMWB related derivatives due to the recapture of its indemnity reinsurance arrangement (see below), and the reinsurance of GMIB, which is driven by the favorable returns of the underlying funds supporting the variable annuity product sold in Japan. These market value increases were partially offset by a decline in market value of yen fixed annuity hedging instruments due to the strengthening of the U.S. dollar against the yen.

For the year ended December 31, 2003, the after-tax net gains and losses representing the total ineffectiveness on all fair-value, cash-flow and net investment hedges were less than $1.

During September 2005, the Company and its subsidiary HLAI, recaptured its indemnity reinsurance arrangement, associated with the GMWB variable annuity rider, from HLA. The purchased derivatives that were used to economically hedge the contracts, previously held by HLA, were transferred to the Company and HLAI as part of the recapture. The notional and fair value of the transferred derivative contracts as of September 30, 2005, was $4.6 billion and $170, respectively. The derivative contracts consist of interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options as well as interest rate swap contracts. The loss on the derivative contracts from the recapture date to September 30, 2005, was $8, after-tax. Net realized capital gains and losses included the change in market value of both the embedded derivative related to the GMWB liability and the related derivative contracts that were purchased as economic hedges. For the year ended December 31, 2005, net loss associated with the GMWB derivatives (embedded derivative reinsurance contracts and hedging instruments) was $36, after-tax. For a further discussion of the recaptured indemnity reinsurance arrangement, see Note 15.

Effective August 31, 2005, HLAI entered into a reinsurance agreement with HLIKK. Through the reinsurance agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. The GMIB reinsurance agreement is accounted for as a derivative in accordance with SFAS No. 133. Accordingly, the GMIB reinsurance agreement is recorded on the balance sheet at fair value with changes in value reported in net realized capital gains and losses. As of December 31, 2005, the notional and fair value of the GMIB reinsurance agreement was $16.8 billion and $72, respectively. The change in value of the GMIB reinsurance agreement for the year ended December 31, 2005, was a gain of $73, after-tax. For a further discussion of the reinsurance agreement, see Note 15.

The yen denominated fixed annuity product ("yen fixed annuities") assumed from HLIKK is recorded in the consolidated balance sheets in other policyholder funds and benefits payable in U.S. dollars based upon the December 31, 2005 yen to U.S. dollar spot rate. During 2004 and the first six months of 2005, the Company managed the yen currency risk associated with the yen fixed annuities with pay fixed U.S. dollar receive fixed yen, zero coupon currency swaps ("fixed currency swaps"). In order to mitigate the U.S. interest rate exposure, the fixed currency swaps, with a notional value of $1.2 billion, were closed or restructured in June 2005. The Company then entered into pay variable U.S. dollar receive fixed yen, zero coupon currency swaps ("currency swaps") associated with the yen fixed annuities. As of December 31, 2005, the notional value and fair value of the currency swaps were $1.7 billion and $(179), respectively.

Although economically an effective hedge, a divergence between the yen denominated fixed annuity product liability and the currency swaps exists primarily due to the difference in the basis of accounting between the liability and the derivative instruments (i.e. historical cost versus fair value). The yen denominated fixed annuity product liabilities are recorded on a historical cost basis and are only adjusted for changes in foreign spot rates and accrued income. The currency swaps are recorded at fair value incorporating changes in value due to changes in foreign exchange rates, Japanese and U.S. interest rates and accrued income. An after-tax net loss of $23 and a net gain of $2 for the years ended December 31, 2005 and 2004, respectively, which includes the changes in value of the currency swaps, fixed currency swaps and the yen fixed annuity contract remeasurement, was recorded in net realized capital gains and losses.

As of December 31, 2005 and 2004, the after-tax deferred net gains on derivative instruments accumulated in AOCI that are expected to be reclassified to earnings during the next twelve months are $(1) and $6, respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate debt) is twenty-four months. For the years ended December 31, 2005, 2004 and 2003, the Company had less than $1 of net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to the forecasted transactions that were no longer probable of occurring.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via two lending agents. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2005 and 2004, the fair value of the loaned securities was approximately $745 and $1.0 billion, respectively, and was included in fixed maturities in the consolidated balance sheets. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $1 for the years ended December 31, 2005 and 2004, which was included in net investment income.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005 and 2004, collateral pledged of $257 and $276, respectively, was included in fixed maturities in the consolidated balance sheets.

The classification and carrying amount of the loaned securities associated with the lending program and the collateral pledged at December 31, 2005 and 2004, were as follows:

                                         2005        2004
                                       ---------------------
LOANED SECURITIES AND COLLATERAL
   PLEDGED
ABS                                    $     13    $     24
CMBS                                        146         158
Corporate                                   599         681
MBS                                         125          --
Government/Government Agencies
   Foreign                                   26          16
   United States                             93         404
                                       ---------------------
                            TOTAL      $  1,002    $  1,283
                                       ---------------------


As of December 31, 2005 and 2004, the Company had accepted collateral relating to the securities lending program and collateral arrangements consisting of cash, U.S. Government and U.S. Government agency securities with a fair value of $873 and $1.0 billion, respectively. At December 31, 2005 and 2004, cash collateral of $785 and

$1.0 billion, respectively, was invested and recorded in the consolidated balance sheets in fixed maturities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2005 and 2004. As of December 31, 2005 and 2004, all collateral accepted was held in separate custodial accounts.

As discussed in the Variable Interest Entities section above, the Company manages and invests in certain synthetic CLOs. Also, for certain of these synthetic CLOs, the Company is the primary beneficiary and must consolidate the CLOs. These CLOs have entered into various collateral arrangements with third party swap counterparties. For further discussion, see the Variable Interest Entities section above.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2005 and 2004, the fair value of securities on deposit was approximately $22 and $24, respectively.

NOTE 5. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments," requires disclosure of fair value information of financial instruments.

For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts.

The Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument. Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management.

For mortgage loans, fair values were estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans.

Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations. Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

The carrying amount and fair values of the Company's financial instruments as of December 31, 2005 and 2004 were as follows:

                                                                                 2005                      2004
                                                                        --------------------------------------------------
                                                                         Carrying       Fair       Carrying        Fair
                                                                          Amount       Value        Amount        Value
                                                                        --------------------------------------------------
ASSETS
   Fixed maturities                                                      $ 43,242     $ 43,242     $ 42,691      $ 42,691
   Equity securities                                                          311          311          180           180
   Policy loans                                                             1,971        1,971        2,617         2,617
   Mortgage loans on real estate                                            1,355        1,348          794           806
   Other investments                                                          579          579          289           289
LIABILITIES
   Other policyholder funds [1]                                          $ 11,686     $ 11,273     $  9,244      $  9,075
                                                                         -------------------------------------------------


[1] Excludes universal life type insurance contracts, including corporate owned life insurance.

NOTE 6. REINSURANCE

The Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures. Such transfers do not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2005, the Company had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholder's equity.

In accordance with normal industry practice, the Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2005, the Company's current policy for the largest amount of life insurance retained on any one life by any one of the life operations was approximately $5.0, which increased from $2.9 million as of December 31, 2004. In addition, the Company reinsures the majority of the minimum death benefit guarantees as well as the guaranteed withdrawal benefits offered in connection with its variable annuity contracts. Substantially all contracts issued between July 7, 2003 through September 2005 with the GMWB are covered by a reinsurance arrangement with a related party. During September 2005, the Company and HLAI recaptured this indemnity reinsurance arrangement from HLA.

Insurance fees, earned premiums and other were comprised of the following:

                                                                                               FOR THE YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                         --------------------------------
                                                                                          2005        2004        2003
                                                                                         --------------------------------
Gross fee income, earned premiums and other                                              $ 4,019     $ 3,834     $ 3,780
Reinsurance assumed                                                                           39          49          43
Reinsurance ceded                                                                           (798)       (807)       (720)
                                                                                         --------------------------------
                                          NET FEE INCOME, EARNED PREMIUMS AND OTHER      $ 3,260     $ 3,076     $ 3,103
                                                                                         --------------------------------


The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

The Company also purchases reinsurance covering the death benefit guarantees on a portion of its variable annuity business. On March 16, 2003, a final decision and award was issued in the previously disclosed arbitration between subsidiaries of the Company and one of their primary reinsurers relating to policies with death benefits written from 1994 to 1999.

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $378, $426, and $550 for the years ended December 31, 2005, 2004 and 2003, respectively. The Company also assumes reinsurance from other insurers.

The Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured, net of a valuation allowance, if necessary. The amounts recoverable from reinsurers are estimated based on assumptions that are consistent with those used in establishing the reserves related to the underlying reinsured contracts. Management believes the recoverables are appropriately established; however, in the event that future circumstances and information require the Company to change its estimates of needed loss reserves, the amount of reinsurance recoverables may also require adjustments.

The Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $130, 133 and $78 in 2005, 2004 and 2003, respectively, and accident and health premium of $221, $230, and $305, respectively, to HLA.

NOTE 7. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in deferred policy acquisition costs and present value of future profits is as follows:

                                                                                          2005        2004        2003
                                                                                         --------------------------------
BALANCE, JANUARY 1                                                                       $ 6,453     $ 6,088     $ 5,479
Capitalization                                                                             1,226       1,375       1,319
Amortization -- Deferred policy acquisitions costs and present value of future
   profits                                                                                  (945)       (825)       (646)
Adjustments to unrealized gains and losses on securities available-for-sale and
   other                                                                                     367         (80)        (64)
Cumulative effect of accounting changes (SOP03-1)                                             --        (105)         --
                                                                                         --------------------------------
BALANCE, DECEMBER 31                                                                     $ 7,101     $ 6,453     $ 6,088
                                                                                         --------------------------------

Estimated future net amortization expense of present value of future profits for the succeeding five years is as follows.

For the year ended December 31,
------------------------------------------------------------
2006                                                   $ 29
2007                                                   $ 29
2008                                                   $ 26
2009                                                   $ 24
2010                                                   $ 22
------------------------------------------------------------


NOTE 8. GOODWILL AND OTHER INTANGIBLE ASSETS

As of December 31, 2005 and December 31, 2004, the carrying amount of goodwill for the Company's Retail Products segment was $85 and $119 and the Company's Individual Life segment was $101 and $67, respectively. During 2005, the Company reallocated goodwill between segments to align the acquired business with the appropriate reporting segment.

The Company's goodwill impairment test performed in accordance with SFAS No. 142 "Goodwill and Other Intangible Assets", resulted in no write-downs for the years ended December 31, 2005 and 2004. The goodwill impairment analysis included Life's new operating segments.

For a discussion of present value of future profits that continue to be subject to amortization and aggregate amortization expense, see Note 7.

NOTE 9. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Hartford records the variable portion of individual variable annuities, 401(k), institutional, governmental, private placement life and variable life insurance products within separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments. Investment income and gains and losses from those separate account assets, which accrue directly to, and whereby investment risk is borne by the policyholder, are offset by the related liability changes within the same line item in the statement of income. The fees earned for administrative and contract holder maintenance services performed for these separate accounts are included in fee income. During 2005, there were no gains or losses on transfers of assets from the general account to the separate account. The Company had recorded certain market value adjusted ("MVA") fixed annuity products and modified guarantee life insurance (primarily the Company's Compound Rate Contract ("CRC") and associated assets) as separate account assets and liabilities through December 31, 2003. Notwithstanding the market value adjustment feature in this product, all of the investment performance of the separate account assets is not being passed to the contract holder. Therefore, it does not meet the conditions for separate account reporting under SOP 03-1. Separate account assets and liabilities related to CRC of $11.7 billion were reclassified to, and revalued in, the general account upon adoption of SOP 03-1 on January 1, 2004.

Many of the variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal and income benefits. Guaranteed minimum death and income benefits are offered in various forms as described in the footnotes to the table below. The Company currently reinsures a significant portion of the death benefit guarantees associated with its in-force block of business. Changes in the gross GMDB liability balance sold with annuity products were as follows:

                                                 GMDB [1]
                                                ------------
LIABILITY BALANCE AS OF JANUARY 1, 2005            $  174
Incurred                                              123
Paid                                                 (139)
                                                   -------
LIABILITY BALANCE AS OF DECEMBER 31, 2005          $  158
                                                   -------


[1] The reinsurance recoverable asset related to the GMDB was $64 as of January
    1, 2005 and $40 as of December 31, 2005.

                                                 GMDB [1]
                                                ------------
LIABILITY BALANCE UPON ADOPTION -- AS OF
   JANUARY 1, 2004                                 $  217
Incurred                                              123
Paid                                                 (166)
                                                   -------
LIABILITY BALANCE AS OF DECEMBER 31, 2004          $  174
                                                   -------


[1] The reinsurance recoverable asset related to the GMDB was $108 upon adoption of SOP 03-1 and $64 as of December 31, 2004.

The net GMDB liability is established by estimating the expected value of net reinsurance costs and death benefits in excess of the projected account balance. The excess death benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments. The GMDB liabilities are recorded in Future Policy Benefits on the Company's balance sheet. Changes in the GMDB liability are recorded in Benefits, Claims and Claims Adjustment Expenses in the Company's statement of income. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

The determination of the GMDB liabilities and related GMDB reinsurance recoverable is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following assumptions were used to determine the GMDB liabilities as of December 31, 2005 and 2004:

- 1,000 stochastically generated investment performance scenarios for 2005 and 2004 issue years; 250 stochastically generated investment performance scenarios for issue year 2003 and prior.

- Separate account returns representing the Company's long-term assumptions, varied by asset class with a low of 3% for cash, a high of 9.5% and 11% for aggressive equities, and a weighted average of 7.8% and 9% for December 31, 2005 and 2004, respectively.

- Volatilities also varied by asset class with a low of 1% for cash, a high of 15% for aggressive equities, and a weighted average of 12%

- 80% of the 1983 GAM mortality table was used for mortality assumptions

- Lapse rates by calendar year vary from a low of 8% to a high of 14%, with an average of 12%

- Discount rate of 5.6% for 2005 issue year, 7% for issue years 2004 and 2003 and 7.5% for issue year 2002 and prior

The following table provides details concerning GMDB exposure:

BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE AT DECEMBER 31, 2005

                                                                                       Retained        Weighted Average
                                                       Account       Net Amount       Net Amount         Attained Age
Maximum anniversary value (MAV) [1]                     Value          at Risk          at Risk          of Annuitant
                                                      --------------------------------------------------------------------
MAV only                                              $   57,445       $  5,040         $    507               64
With 5% rollup [2]                                         4,032            497               91               63
With Earnings Protection Benefit Rider (EPB) [3]           5,358            313               57               60
With 5% rollup & EPB                                       1,445            132               24               62
                                                      --------------------------------------------------------------------
Total MAV                                                 68,280          5,982              679
Asset Protection Benefit (APB) [4]                        26,880             25               13               61
Lifetime Income Benefit (LIB) [5]                            251             --               --               59
Reset [6] (5-7 years)                                      7,419            435              435               65
Return of Premium [7] /Other                               9,235             37               35               49
                                                      --------------------------------------------------------------------
                                           TOTAL      $  112,065       $  6,479         $  1,162               62
                                                      --------------------------------------------------------------------


[1] MAV: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any anniversary before age 80 (adjusted for withdrawals).

[2] Rollup: the death benefit is the greatest of the MAV, current account value, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

[3] EPB: The death benefit is the greatest of the MAV, current account value, or contract value plus a percentage of the contract's growth. The contract's growth is account value less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

[4] APB: the death benefit is the greater of current account value or MAV, not to exceed current account value plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

[5] LIB: The death benefit is the greatest of the current account value, net premiums paid, or a benefit amount that rachets over time, generally based on market performance.

[6] Reset: the death benefit is the greatest of current account value, net premiums paid and the most recent five to seven year anniversary account value before age 80 (adjusted for withdrawals).

[7] Return of premium: the death benefit is the greater of current account value and net premiums paid.

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specific percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. For certain of the withdrawal benefit features, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. In addition, the Company has recently added a feature, available to new contract holders, that allows the policyholder the option to receive the guaranteed annual withdrawal amount for as long as they are alive. In this new feature, in all cases the contract holder or their beneficiary will receive the GRB and the GRB is reset on an annual basis to the maximum anniversary account value subject to a cap.

Effective August 31, 2005, Hartford Life and Annuity Insurance Company entered into a reinsurance agreement with Hartford Life Insurance K.K., a related party and subsidiary of Hartford Life, Inc. Through the reinsurance agreement, Hartford Life, K.K. agreed to cede and Hartford Life and Annuity Insurance Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by Hartford Life, K.K. on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, Hartford Life and Annuity Insurance Company received fees collected since inception by Hartford Life, K.K. related to the in-force riders of $25. Prospectively, Hartford Life and Annuity Insurance Company will receive the rider fee (currently, approximately 26 basis points) collected by Hartford Life, K.K. and payable monthly in arrears. Depending on the underlying contract form, benefits are paid from Hartford Life and Annuity Insurance Company to Hartford Life, K.K. either on the guaranteed annuity commencement date, when the contract holder's account value is less than the present value of minimum guaranteed annuity payments, or alternatively, during the annuitization phase, when the contract holder's account value is reduced to zero or upon death of the contract holder.

The GMWB represents an embedded derivative in the variable annuity contract that is required to be reported separately from the host variable annuity contract. The GMIB reinsurance represents a free standing derivative. Both are carried at fair value and reported in other policyholder funds. The fair value of the GMWB and GMIB reinsurance obligations are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. During the fourth quarter of 2005, the Company reflected a newly reliable market input for volatility on Standard and Poor's (S&P) 500 index options in its valuation of the GMWB embedded derivative and related reinsurance as well as the GMIB reinsurance derivative. The impact of reflecting the newly reliable market input for the S&P 500 index volatility resulted in a decrease to the GMWB asset of $83 and had an insignificant impact on the GMIB reinsurance asset. The impact to net income, including other changes in assumptions, after DAC amortization and taxes, was a loss of $18.

As of December 31, 2005 and December 31, 2004, the embedded derivative asset recorded for GMWB, before reinsurance or hedging, was $8 and $129, respectively. During 2005, 2004 and 2003, the increase (decrease) in value of the GMWB, before reinsurance and hedging, reported in realized gains was $(64), $54 and $178, respectively. There were no payments made for the GMWB during 2005, 2004 or 2003.

Prior to September 2005, the risk of loss associated with GMWB was 100% reinsured to both external and related parties. During September 2005, the Company recaptured the reinsurance agreement with the related party. As of December 31, 2005 $26.4 billion, or 69% of account value representing substantially all of the contracts written after July 2003, with the GMWB feature, were unreinsured. In order to minimize the volatility associated with the unreinsured GMWB liabilities, the Company has established an alternative risk management strategy. As part of the recapture, the Company received derivative instruments used to hedge its unreinsured GMWB exposure including interest rate futures, Standard and Poor's ("S&P") 500 and NASDAQ index options and futures contracts and Europe, Australasia and Far East ("EAFE") Index swaps to hedge GMWB exposure to international equity markets. The GRB as of December 31, 2005 and 2004 was $31.8 billion and $25.4 billion, respectively

A contract is 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money' the Company's exposure, as of December 31, 2005, was $8. However, the only ways the contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to zero through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to zero, the contract holder will receive a period certain annuity equal to the remaining GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $8.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                                 AS OF
                                              DECEMBER 31,
Asset type                                        2005
                                            -----------------
Equity securities (including mutual
   funds)                                     $    94,419
Cash and cash equivalents                           8,609
                                            -----------------
                                 TOTAL        $   103,028
                                            -----------------


As of December 31, 2005, approximately 16% of the equity securities above were invested in fixed income securities through these funds and approximately 84% were invested in equity securities.

The Individual Life segment sells universal life-type contracts with and without certain secondary guarantees, such as a guarantee that the policy will not lapse, even if the account value is reduced to zero, as long as the policyholder makes sufficient premium payments to meet the requirements of the guarantee. The cumulative effect on net income upon recording additional liabilities for universal life-type contracts and the related secondary guarantees, in accordance with SOP 03-1, was not material. As of December 31, 2005, the liability for secondary guarantees as well as the amounts incurred and paid during the year was immaterial.

NOTE 10. SALES INDUCEMENTS

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. Through

December 31, 2003, the expense associated with offering certain of these bonuses was deferred and amortized over the contingent deferred sales charge period. Others were expensed as incurred. Effective January 1, 2004, upon the Company's adoption of SOP 03-1, the expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Also, effective January 1, 2004, amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract rather than over the contingent deferred sales charge period.

Changes in deferred sales inducement activity were as follows for the years ended December 31,:

                                             2005     2004
                                             ---------------
Balance, beginning of period                 $ 309   $  198
Sales inducements deferred                      85      141
Amortization charged to income                 (39)     (30)
                                             ---------------
BALANCE, END OF PERIOD                       $ 355   $  309
                                             ---------------


NOTE 11. COMMITMENTS AND CONTINGENCIES

LITIGATION

The Hartford is involved in various legal actions arising in the ordinary course of business, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with mutual funds. The Hartford also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BROKER COMPENSATION LITIGATION -- On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh Inc. and Marsh & McLennan Companies, Inc. (collectively, "Marsh") alleging, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford was not joined as a defendant in the action, which has since settled. Since the filing of the NYAG Complaint, several private actions have been filed against The Hartford asserting claims arising from the allegations of the NYAG Complaint.

Two securities class actions, now consolidated, have been filed in the United States District Court for the District of Connecticut alleging claims against The Hartford and certain of its executive officers under Section 10(b) of the Securities Exchange Act and SEC Rule 10b-5. The consolidated amended complaint alleges on behalf of a putative class of shareholders that The Hartford and the four named individual defendants, as control persons of The Hartford, failed to disclose to the investing public that The Hartford's business and growth was predicated on the unlawful activity alleged in the NYAG Complaint. The class period alleged is August 6, 2003 through October 13, 2004, the day before the NYAG Complaint was filed. The complaint seeks damages and attorneys' fees. Defendants filed a motion to dismiss in June 2005, and the Court heard oral argument on December 22, 2005. The Hartford and the individual defendants dispute the allegations and intend to defend these actions vigorously.

Two corporate derivative actions, now consolidated, also have been filed in the same court. The consolidated amended complaint, brought by a shareholder on behalf of The Hartford against its directors and an executive officer, alleges that the defendants knew adverse non-public information about the activities alleged in the NYAG Complaint and concealed and misappropriated that information to make profitable stock trades, thereby breaching their fiduciary duties, abusing their control, committing gross mismanagement, wasting corporate assets, and unjustly enriching themselves. The complaint seeks damages, injunctive relief, disgorgement, and attorneys' fees. Defendants filed a motion to dismiss in May 2005, and the plaintiffs thereafter agreed to stay further proceedings pending resolution of the motion to dismiss the securities class action. All defendants dispute the allegations and intend to defend these actions vigorously.

Three consolidated putative class actions filed in the same court on behalf of participants in The Hartford's 401(k) plan, alleging that The Hartford and other plan fiduciaries breached their fiduciary duties to plan participants by, among other things, failing to inform them of the risk associated with investment in The Hartford's stock as a result of the activity alleged in the NYAG Complaint, have been voluntarily dismissed by the plaintiffs without payment.

The Hartford is also a defendant in a multidistrict litigation in federal district court in New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to alleged conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Hartford and various of its subsidiaries are named in both complaints. The actions assert, on behalf of a class of persons who purchased insurance through the broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits complaint, claims under ERISA arising from conduct similar to that alleged in the NYAG Complaint. The class period alleged is 1994 through the date of class certification, which has not yet occurred. The complaints seek treble damages, injunctive and declaratory relief, and attorneys' fees. The Hartford also has been named in two similar actions filed in state courts, which the defendants have removed to federal court. Those actions currently are transferred to the court presiding over the multidistrict litigation. In addition, The Hartford was joined as a defendant in an action by the California Commissioner of Insurance alleging similar conduct by various insurers in connection with the sale of group benefits products. The Commissioner's action asserts claims under California insurance law and seeks injunctive relief only. The Hartford disputes the allegations in all of these actions and intends to defend the actions vigorously.

Additional complaints may be filed against The Hartford in various courts alleging claims under federal or state law arising from the conduct alleged in the NYAG Complaint. The Hartford's ultimate liability, if any, in the pending and possible future suits is highly uncertain and subject to contingencies that are not yet known, such as how many suits will be filed, in which courts they will be lodged, what claims they will assert, what the outcome of investigations by the New York Attorney General's Office and other regulatory agencies will be, the success of defenses that The Hartford may assert, and the amount of recoverable damages if liability is established. In the opinion of management, it is possible that an adverse outcome in one or more of these suits could have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

REGULATORY DEVELOPMENTS

In June 2004, The Hartford received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, The Hartford has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. Since the beginning of October 2004, The Hartford has received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Hartford may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. In addition, The Hartford has received a request for information from the New York Attorney General's Office concerning The Hartford's compensation arrangements in connection with the administration of workers compensation plans. The Hartford intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding broker compensation issues in its Group Benefits operations.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford was not joined as a defendant in the action, which has since settled. Although no regulatory action has been initiated against The Hartford in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on The Hartford.

On October 29, 2004, the New York Attorney General's Office informed The Hartford that the Attorney General is conducting an investigation with respect to the timing of the previously disclosed sale by Thomas Marra, a director and executive officer of The Hartford, of 217,074 shares of The Hartford's common stock on September 21, 2004. The sale occurred shortly after the issuance of two additional subpoenas dated September 17, 2004 by the New York Attorney General's Office. The Hartford has engaged outside counsel to review the circumstances related to the transaction and is fully cooperating with the New York Attorney General's Office. On the basis of the review, The Hartford has determined that Mr. Marra complied with The Hartford's applicable internal trading procedures and has found no indication that Mr. Marra was aware of the additional subpoenas at the time of the sale.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford has received requests for information and subpoenas from the SEC, subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to cooperate fully with these regulators in these matters.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The Hartford's mutual funds are available for purchase by the separate accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between subaccounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these contract owners and their broker, has resulted in the exchange or surrender of substantially all of the variable annuity contracts that were the subject of the previously settled litigation. Pursuant to an agreement in principle reached in February 2005 with the Board of Directors of the mutual funds, The Hartford has indemnified the affected mutual funds for material harm deemed to have been caused to the funds by frequent trading by these owners for the period from January 2, 2004 through December 31, 2005. The Hartford does not expect to incur additional costs pursuant to this agreement in principle in light of the exchange or surrender of these variable annuity contracts.

The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford continues to cooperate fully with the SEC in these matters.

The Hartford has received subpoenas from the New York Attorney General's Office and the Connecticut Attorney General's Office requesting information relating to The Hartford's group annuity products, including single premium group annuities used in maturity or terminal funding programs. These subpoenas seek information about how various group annuity products are sold, how The Hartford selects mutual funds offered as investment options in certain group annuity products, and how brokers selling The Hartford's group annuity products are compensated. The Hartford continues to cooperate fully with these regulators in these matters.

To date, none of the SEC's and New York Attorney General's market timing investigation, the SEC's directed brokerage investigation, or the New York Attorney General's and Connecticut Attorney General's single premium group annuity investigation has resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC, the New York Attorney General's Office, and the Connecticut Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in active discussions with the SEC, the New York Attorney General's Office and the Connecticut Attorney General's Office. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. Hartford Life recorded a charge of $66, after-tax, to establish a reserve for the market timing and directed brokerage matters in the first quarter of 2005. Based on recent developments, Hartford Life recorded an additional charge of $36, after-tax, in the fourth quarter of 2005, of which $14, after tax, was attributed to the Company to increase the reserve for the market timing, directed brokerage and single premium group annuity matters. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, as well as the tax-deductibility of payments, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that the Company may ultimately be liable for all or a portion of the ultimate cost to Hartford Life in excess of the $14 already attributed to the Company. However, the ultimate liability of the Company is not reasonably estimable at this time.

On May 24, 2005, The Hartford received a subpoena from the Connecticut Attorney General's Office seeking information about The Hartford's participation in finite reinsurance transactions in which there was no substantial transfer of risk between the parties. The Hartford is cooperating fully with the Connecticut Attorney General's Office in this matter.

On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a sub-account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.

On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.

The Hartford has received a request for information from the New York Attorney General's Office about issues relating to the reporting of workers' compensation premium. The Hartford is cooperating fully with the New York Attorney General's Office in this matter.

LEASES

The rent paid to Hartford Fire for operating leases entered into by the Company was $35, $36, and $31 for the years ended December 31, 2005, 2004 and 2003, respectively. Included in Hartford Fire's operating leases are the principal executive offices of Hartford Life Insurance Company, together with its parent, which are located in Simsbury, Connecticut. Rental expense is recognized on a level basis for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $27, $15 and $12 for the years ended December 31, 2005, 2004 and 2003, respectively.

Future minimum rental commitments on all operating leases are as follows:

2006                                                 $   33
2007                                                     31
2008                                                     26
2009                                                     23
2010                                                     21
Thereafter                                                8
------------------------------------------------------------
TOTAL                                                $  142
------------------------------------------------------------


TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and is in the examination phase. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years. During 2004, the IRS completed its examination of the 1998-2001 tax years, and the IRS and the Company agreed upon all adjustments. As a result, during 2004 the Company booked a $191 tax benefit to reflect the impact of the audit settlement on tax years covered by the examination as well as all other tax years prior to 2004. The benefit related primarily to the separate account DRD and interest.

The separate account DRD is estimated for the current year using information from the most recent year-end, adjusted for projected equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on known actual mutual fund distributions and fee income from The Hartford's variable insurance products. The actual current year DRD can vary from the estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, appropriate levels of taxable income as well as the utilization of capital loss carry forwards at the mutual fund level.

UNFUNDED COMMITMENTS

At December 31, 2005, the Company has outstanding commitments totaling $477, of which $243 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average two to five years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining $234 of outstanding commitments are primarily related to various funding obligations associated with investments in mortgage and construction loans. These have a commitment period of one month to three years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's insurance subsidiaries' premium taxes. There were $3.3, $2.9 and $0 in guaranty fund assessment payments (net of refunds) in 2005, 2004 and 2003, respectively.

The Hartford accounts for guaranty fund and other insurance assessments in accordance with Statement of Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." Liabilities for guaranty fund and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2005 and 2004, the liability balance was $15 and $22, respectively. As of December 31, 2005 and 2004, included in other assets was $13 and $11, respectively, of related assets for premium tax offsets.

NOTE 12. INCOME TAX

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

Income tax expense (benefit) is as follows:

                                    FOR THE YEARS ENDED
                                       DECEMBER 31,
                                ----------------------------
                                 2005      2004       2003
                                ----------------------------
Current                         $   71     $ (34)    $   13
Deferred                           136        63        155
                                ----------------------------
        INCOME TAX EXPENSE      $  207     $  29     $  168
                                ----------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                   FOR THE YEARS ENDED
                                      DECEMBER 31,
                               ----------------------------
                                2005      2004       2003
                               ----------------------------
Tax provision at the
   U.S. federal
   statutory rate              $  391    $  354     $  278
Dividends received
   deduction                     (184)     (132)      (108)
IRS audit settlement               --      (191)        --
Foreign related
   investments                     (2)       (2)        (4)
Other                               2        --          2
                               ----------------------------
                    TOTAL      $  207    $   29     $  168
                               ----------------------------


Deferred tax assets (liabilities) include the following as of December 31:

                                       2005         2004
                                     ----------------------
DEFERRED TAX ASSETS
Tax basis deferred policy
   acquisition costs and
   reserves                          $    581     $    607
NOL carryover                              13           --
Minimum tax credit                        191          126
Foreign tax credit carryovers              31            6
Other                                      30           36
                                     ----------------------
      TOTAL DEFERRED TAX ASSETS           846          775
DEFERRED TAX LIABILITIES
Financial statement deferred
   policy acquisition costs
   and reserves                          (977)        (677)
Net unrealized gains on
   securities                            (291)        (669)
Employee benefits                         (15)         (16)
Investment related items and
   other                                  (79)         (51)
                                     ----------------------
 TOTAL DEFERRED TAX LIABILITIES        (1,362)      (1,413)
                                     ----------------------
             TOTAL DEFERRED TAX
              ASSET/(LIABILITY)      $   (516)    $   (638)
                                     ----------------------


The Company had a current tax receivable of $199 and $121 as of December 31, 2005 and 2004, respectively.

In management's judgment, the gross deferred tax asset will more likely than not be realized through reductions of future taxes. Accordingly, no valuation allowance has been recorded.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance sheet in this account, which for tax return purposes was $88 as of December 31, 2005. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company anticipates, based on currently available information, that it will distribute the entire balance in the account, thereby permanently eliminating the potential tax of $31.

NOTE 13. STATUTORY RESULTS

                                  FOR THE YEARS ENDED
                                      DECEMBER 31,
                             -------------------------------
                              2005       2004        2003
                             -------------------------------
Statutory net income         $   185    $   536     $   801
                             -------------------------------
Statutory capital and
   surplus                   $ 3,034    $ 3,191     $ 3,115
                             -------------------------------


A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting policies. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. As of December 31, 2005, the maximum amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2006, without prior approval, is $303.

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable insurance department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

NOTE 14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

The Company's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $21, $20 and $19 in 2005, 2004 and 2003, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to the Company for this plan was approximately $8, $8 and $6 for the years ended December 31, 2005, 2004 and 2003, respectively.

NOTE 15. STOCK COMPENSATION PLANS

On May 18, 2005 at the The Hartford's Annual Meeting of Shareholders, the shareholders of The Hartford approved The Hartford 2005 Incentive Stock Plan (the "2005 Stock Plan"), which superseded and replaced The Hartford Incentive Stock Plan and The Hartford Restricted Stock Plan for Non-employee Directors. The terms of the 2005 Stock Plan are substantially similar to the terms of these superseded plans.

The 2005 Stock Plan provides for awards to be granted in the form of non-qualified or incentive stock options qualifying under Section 422A of the Internal Revenue Code, stock appreciation rights, performance shares, restricted stock, or restricted stock units, or any combination of the foregoing. The aggregate number of shares of stock, which may be awarded, is subject to a maximum limit of 7,000,000 shares applicable to all awards for the ten-year duration of the 2005 Stock Plan. To the extent that any awards under The Hartford Incentive Stock Plan and The Hartford Restricted Stock Plan for Non-employee Directors are forfeited, terminated, expire unexercised or are settled for cash in lieu of stock, the shares subject to such awards (or the relevant portion thereof) shall be available for awards under the 2005 Stock Plan and shall be added to the total number of shares available under the 2005 Stock Plan.

Under the 2005 Stock Plan, all options granted have an exercise price equal to the market price of the The Hartford's common stock on the date of grant, and an option's maximum term is ten years and two days. Certain options become exercisable over a three year period commencing one year from the date of grant, while certain other options become exercisable upon the attainment of specified market price appreciation of the The Hartford's common shares. For any year, no individual employee may receive an award of options for more than 1,000,000 shares. As of December 31, 2005, The Hartford had not issued any incentive stock options under any plans.

Performance awards of common stock granted under the 2005 Stock Plan become payable upon the attainment of specific performance goals achieved over a period of not less than one nor more than five years, and the restricted stock granted is subject to a restriction period. On a cumulative basis, no more than 20% of the aggregate number of shares which may be awarded under the 2005 Stock Plan are available for performance shares, restricted stock awards, or restricted stock unit awards. Also, the maximum award of performance shares, restricted stock awards, or restricted stock unit awards for any individual employee in any year is 200,000 shares or units. In 2005, the The Hartford granted 704,738 shares of common stock with a weighted average price of $71.62 related to performance shares, restricted stock awards, and restricted stock unit awards. In 2004 and 2003, the The Hartford granted shares of common stock of 315,452 and 333,712 with weighted average prices of $64.93 and $38.13, respectively, related to performance share and restricted stock awards.

In 1996, the The Hartford established The Hartford Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of The Hartford may purchase common stock of the Company at a 15% discount from the lower of the closing market price at the beginning or end of the quarterly offering period. The Hartford may sell up to 5,400,000 shares of stock to eligible employees under the ESPP. In 2005, 2004 and 2003, 328,276, 345,262 and 443,467 shares were sold, respectively. The per share weighted average fair value of the discount under the ESPP was $10.77, $9.31, and $11.96 in 2005, 2004 and 2003,
respectively. Additionally, during 1997, The Hartford established employee stock purchase plans for certain employees of The Hartford's international subsidiaries. Under these plans, participants may purchase common stock of The Hartford at a fixed price at the end of a three-year period. The activity under these programs is not material.

NOTE 16. TRANSACTIONS WITH AFFILIATES

Transactions of the Company with Hartford Fire, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The

Hartford, an intercompany asset sale transaction was completed in April 2003. The transaction resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to the Company for cash equal to the fair value of the securities as of the effective date of the sale. For the Property and Casualty subsidiaries, the transaction monetized the embedded gain in certain securities on a tax deferred basis to The Hartford because no capital gains tax will be paid until the securities are sold to unaffiliated third parties. The transfer re-deployed to the Company desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred was $1.7 billion.

Effective July 7, 2003, the Company and its subsidiary, Hartford Life and Annuity Insurance Company ("HLAI") entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, both the Company and HLAI automatically ceded 100% of the GMWB's incurred on variable annuity contracts issued between July 7, 2003 through September 2005 that were otherwise not reinsured. The Company and HLAI, in total, ceded approximately $120 of premiums to HLA during this period. During September 2005, the Company and HLAI recaptured this indemnity reinsurance arrangement from HLA. The Company and HLAI, combined, paid cash of $63, received hedging assets with a fair value of $182 and extinguishment of a reinsurance recoverable liability of $36, resulting in a capital contribution of $155.

During the third quarter of 2004, Hartford Life introduced fixed MVA annuity products to provide a diversified product portfolio to customers in Japan. The yen based MVA product is written by HLIKK, a wholly owned Japanese subsidiary of Hartford Life and subsequently reinsured to the Company. As of December 31, 2005, $1,463 of the account value had been assumed by the Company.

The Company has issued a guarantee to retirees and vested terminated employees (Retirees) of The Hartford Retirement Plan for U.S. Employees (the Plan) who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

Effective August 31, 2005, HLAI entered into a reinsurance agreement with HLIKK., a related party and subsidiary of Hartford Life, Inc. Through the reinsurance agreement, HLIKK agreed to cede and Hartford Life and Annuity Insurance Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, Hartford Life and Annuity Insurance Company received fees collected since inception by HLIKK. related to the in-force riders of $25. Prospectively, Hartford Life and Annuity Insurance Company will receive the rider fee (currently, approximately 26 basis points) collected by HLIKK. and payable monthly in arrears. Depending on the underlying contract form, benefits are paid from Hartford Life and Annuity Insurance Company to HLIKK. either on the guaranteed annuity commencement date, when the contract holder's account value is less than the present value of minimum guaranteed annuity payments, or alternatively, during the annuitization phase, when the contract holder's account value is reduced to zero or upon death of the contract holder.

While the form of the agreement between HLAI and HLIKK. is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the agreement is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in earnings. The methodology for calculating the value of the reinsurance derivative is consistent with the methodology used by the Company in valuing the guaranteed minimum withdrawal benefit rider sold with U.S. variable annuities. The calculation uses risk neutral Japanese capital market assumptions and includes estimates for dynamic policyholder behavior. The resulting reinsurance derivative value in Japanese Yen is converted to U.S. dollars at the spot rate. Should actual policyholder behavior or capital markets experience emerge differently from these estimates, the resulting impact on the value of the reinsurance derivative could be material to earnings.

As of August 31, 2005, the effective date of the agreement, the reinsurance derivative liability recorded by the Company was $15. As described above, in connection with accepting the reinsurance derivative, the Company received $25 in cash. The difference between the fair value of the reinsurance derivative and the cash received was recorded as an in substance capital contribution of $10 from a related party. Subsequent cohorts, as ceded, representing new business written with the GMIB rider, will be recorded in a manner similar to the in-force block. The initial fair value of the derivative associated with new business will be recorded as an in substance capital contribution or distribution between these related parties. As of December 31, 2005, the fair value of the reinsurance derivative was an asset of $72. During the year ended, December 31, 2005, the Company recorded a net capital contribution of $2 and a pre-tax realized gain of $113, representing the change in fair value of the reinsurance derivative.

NOTE 17. QUARTERLY RESULTS FOR 2005 AND 2004 (UNAUDITED)

                                                                          Three Months Ended
                                             -----------------------------------------------------------------------------
                                                 March 31,           June 30,         September 30,       December 31,
                                             -----------------------------------------------------------------------------
                                              2005      2004      2005     2004      2005      2004      2005      2004
                                             -----------------------------------------------------------------------------
Revenues                                     $ 1,440   $ 1,399   $1,400   $ 1,346   $ 1,521   $ 1,456   $ 1,543   $ 1,485
Benefits, claims and expenses                  1,118     1,116    1,172     1,091     1,210     1,202     1,275     1,243
Net income [1]                                   241       181      180       180       247       395       248       209
                                             -----------------------------------------------------------------------------


[1] Included in the quarter ended September 30, 2004 is a $191 tax benefit which relates to agreement with IRS on the resolution of matters pertaining to tax years prior to 2004.

                                    PART C

                              OTHER INFORMATION

ITEM 26.  EXHIBITS

(a)     Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

(b)     Not Applicable.

(c)     Principal Underwriting Agreement.(2)

(d)     Form of Modified Single Premium Variable Life Insurance Policy.(1)

(e)     Form of Application for Modified Single Premium Variable Life Insurance Policies.(1)

(f)     Certificate of Incorporation of Hartford and Bylaws of Hartford.(3)

(g)     Form of Reinsurance Contract.(4)

(h)     Form of Participation Agreement.(4)

(i)     Not Applicable.

(j)     Not Applicable.

(k)     Opinion and consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General Counsel.

(l)     Not Applicable.

(m)     Not Applicable.

(n)     Consent of Deloitte & Touche LLP.

(o)     No financial statement will be omitted.

(p)     Not Applicable.

(q)     Memorandum describing transfer and redemption procedures.(5)

(r)     Copy of Power of Attorney.


------------

(1) Incorporated by reference to the Initial Submission to the Registration Statement on Form S-6, File No. 333-00245, filed with the Securities and Exchange Commission on January 17, 1996.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-00245, filed with the Securities and Exchange Commission on November 1, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6, File No. 333-66343, filed with the Securities and Exchange Commission on February 8, 2001.

(4) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 333-00245, filed with the Securities and Exchange Commission on April 13, 1999.

(5) Incorporated by reference to the Post-Effective Amendment No. 17 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 7, 2006.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                POSITION WITH HARTFORD
----------------------------------  ---------------------------------------------------------------------------
Daniel A. Andriola                  Vice President
Robert Arena                        Vice President
David G. Bedard                     Senior Vice President
David A. Carlson                    Senior Vice President and Deputy Chief Financial Officer, Director*
Richard G. Costello                 Vice President and Secretary
Rochelle S. Cummings                Vice President
James Davey                         Vice President
Charles J. DiVencenzo, Jr.          Vice President
Joseph G. Eck                       Vice President
Christopher M. Grinnell             Assistant Vice President
Susan M. Hess                       Assistant Vice President
George R. Jay                       Assistant Vice President
Stephen T. Joyce                    Senior Vice President
Michael L. Kalen                    Executive Vice President, Director*
Thomas P. Kalmbach                  Assistant Vice President and Actuary
Patrice Kelly-Ellis                 Senior Vice President
Deborah Koltenuk                    Vice President
Joseph F. Mahoney                   Vice President
Thomas M. Marra                     President, Chief Executive Officer and Chairman of the Board, Director*
Kenneth A. McCullum                 Vice President and Actuary
Ernest M. McNeill, Jr.              Vice President and Chief Accounting Officer*
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Sharon Roberts                      Vice President
Craig R. Raymond                    Senior Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Michael J. Roscoe                   Vice President and Actuary
Scott R. Sanderson                  Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President
Martin A. Swanson                   Vice President
James E. Trimble                    Senior Vice President and Chief Actuary
Charles N. Vest                     Vice President and Actuary
John C. Walters                     Executive Vice President, Director*
Neal S. Wolin                       Executive Vice President and General Counsel
Lizabeth H. Zlatkus                 Executive Vice President and Chief Financial Officer, Director*
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

*Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

    Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, File No. 333-50280, filed on April 7, 2006.

ITEM 29.  INDEMNIFICATION

    Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

    Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

   1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

       A.   conducted himself in good faith;

       B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

       C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

   2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

    In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

       A.   conducted himself in good faith;

       B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

       C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

    Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange

    Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

   (a) HSD acts as principal underwriter for the following investment companies:

    Hartford Life Insurance Company - Separate Account One

    Hartford Life Insurance Company - Separate Account Two

    Hartford Life Insurance Company - Separate Account Two (DC Variable Account
    I)

    Hartford Life Insurance Company - Separate Account Two (DC Variable Account
    II)

    Hartford Life Insurance Company - Separate Account Two (QP Variable
    Account)

    Hartford Life Insurance Company - Separate Account Two (Variable Account
    "A")

    Hartford Life Insurance Company - Separate Account Two (NQ Variable
    Account)

    Hartford Life Insurance Company - Separate Account Ten

    Hartford Life Insurance Company - Separate Account Three

    Hartford Life Insurance Company - Separate Account Five

    Hartford Life Insurance Company - Separate Account Seven

    Hartford Life Insurance Company - Separate Account Eleven

    Hartford Life Insurance Company - Separate Account Twelve

    Hartford Life and Annuity Insurance Company - Separate Account One

    Hartford Life and Annuity Insurance Company - Separate Account Ten

    Hartford Life and Annuity Insurance Company - Separate Account Three

    Hartford Life and Annuity Insurance Company - Separate Account Five

    Hartford Life and Annuity Insurance Company - Separate Account Six

    Hartford Life and Annuity Insurance Company - Separate Account Seven

    Hart Life Insurance Company - Separate Account One

    Hart Life Insurance Company - Separate Account Two

    American Maturity Life Insurance Company - Separate Account AMLVA

    American Maturity Life Insurance Company - Separate Account One

    Nutmeg Life Insurance Company - Separate Account One

    Servus Life Insurance Company of America - Separate Account One

    Servus Life Insurance Company of America - Separate Account Two

   (b)  Directors and Officers of HSD

                                                            POSITIONS AND OFFICE
NAME                                                          WITH UNDERWRITER
-------------------------------  ---------------------------------------------------------------------------
David A. Carlson                 Senior Vice President and Deputy Chief Financial Officer
Richard G. Costello              Vice President and Secretary
George R. Jay                    Chief Broker-Dealer Compliance Officer
Stephen T. Joyce                 Senior Vice President
Thomas M. Marra                  President, Chief Executive Officer and Chairman of the Board, Director
Martin A. Swanson                Vice President
John C. Walters                  Executive Vice President, Director
Lizabeth H. Zlatkus              Director

    Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

    All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

    All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

    Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 5th day of April, 2006.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FIVE
(Registrant)


By:        Thomas M. Marra                               *By:      /s/ Jerry K. Scheinfeldt
           ---------------------------------------------           ----------------------------------------------
           Thomas M. Marra,                                        Jerry K. Scheinfeldt
           President, Chief Executive Officer and                  Attorney-In-Fact
           Chairman of the Board*


HARTFORD LIFE INSURANCE COMPANY
(Depositor)


By:        Thomas M. Marra
           --------------------------------------------
           Thomas M. Marra,
           President, Chief Executive Officer and
           Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David A. Carlson, Senior Vice President &
     Deputy Chief Financial Officer, Director*
Michael L. Kalen, Executive Vice President, Director*
Thomas M. Marra, President, Chief Executive Officer
     and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President & Chief
     Accounting Officer*
John C. Walters, Executive Vice President,
     Director*                                          *By:       /s/ Jerry K. Scheinfeldt
                                                                   --------------------------------------------
Lizabeth H. Zlatkus, Executive Vice President and                  Jerry K. Scheinfeldt
     Chief Financial Officer, Director*                            Attorney-in-Fact
David M. Znamierowski, Executive Vice President &
     Chief Investment Officer,
     Director*                                          Date:      April 5, 2006

333-00245

                                EXHIBIT INDEX

      1.1   Opinion and Consent of Jerry K. Scheinfeldt, Assistant Vice President and
            Assistant General Counsel.

      1.2   Consent of Deloitte & Touche LLP.

      1.3   Copy of Power of Attorney.